The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
MARKET VIEW
DIVERSIFIED ASSETS PORTFOLIO
GOVERNMENT PORTFOLIO
GOVERNMENT SELECT PORTFOLIO

During the early part of 1995, we witnessed a continuation of rising interest rates, which had persisted since early 1994. As a consequence, we structured the portfolios with short average maturities to provide responsiveness to this environment. Rates topped out in February, when the Federal Reserve tightened monetary policy for the last time in this rate cycle by increasing the target federal funds rate from 5.5% to 6.0%. For the remainder of the fiscal year, interest rates declined, at times at a surprisingly rapid rate. This change necessitated lengthening the maturity profiles of the portfolios as the year progressed.
  A change in the direction of monetary policy was evident in July, 1995, as the Federal Reserve eased rates slightly by moving the federal funds target rate down to 5.75%. Expectations of further easing in monetary policy increased as the year progressed. This prompted further rate declines and the development of an inverted yield curve in the money market maturity spectrum. The portfolios are now positioned to benefit from additional declines in interest rates, which should result from moderate economic growth and tepid inflation. We continue to seek opportunities to lengthen the portfolios' maturity profiles further.

Mary Ann Flynn and Ed Kyritz, Portfolio Managers
TAX-EXEMPT PORTFOLIO

The driving force behind the portfolio's strong performance for fiscal year 1995 was our early prediction that interest rates would decline. In early 1995 we predicted that interest rates would decline or remain stable throughout the year. This thinking was contrary to what most investors were forecasting at that time, which was that rates would continue to increase.
  After we made our interest rate projection, we tried to extend the portfolio as long as we could. We had some difficulty extending early in the year, but as we entered the second and third quarters of 1995, we were able to extend the portfolio's maturity past the industry averages. When rates are stable or declining, it is better to have a relatively longer maturity structure than the peer group averages. This move had a significant impact on the portfolio's performance.
  Driven by supply and demand, the tax-exempt market is very cyclical. We had a year of reduced supply and, consequently, very high demand. While this scenario kept rates at low levels, the portfolio was able to consistently outperform its peers.
  During the next six to nine months, we expect to be in a stable or declining interest rate environment. We will therefore continue to maintain a relatively longer average maturity. We also will continue to evaluate economic and political developments as they affect the tax-exempt market.

Brad Snyder, Portfolio Manager

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company, or its affiliates, and are not Federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested. The Benchmark Money Market Portfolios seek to maintain a net asset value of $1.00 per unit, but there can be no assurance that they will be able to do so on a continuous basis.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------
                          DIVERSIFIED ASSETS PORTFOLIO

BANK NOTES--7.1%
 NationsBank, Georgia
$ 63,000                6.000%                          12/11/95                         $   63,000

 NationsBank, Texas
  63,000                6.000                           12/11/95                             63,000

 PNC Bank N.A., Pennsylvania
  60,000                5.650                           09/18/96                             59,987
---------------------------------------------------------------------------------------------------
TOTAL BANK NOTES                                                                         $  185,987
---------------------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSITS--4.7%
 Banque Nationale De Paris, London
$ 32,000                5.730%                          12/29/95                         $   31,999

 Industrial Bank of Japan, Ltd., New
  York
   5,500                6.070                           02/08/96                              5,497

 Mitsubishi Bank, Ltd., London
  20,000                5.950                           02/20/96                             20,000

 Mitsubishi Bank, Ltd., New York
   5,000                5.970                           12/27/95                              5,000

 Monte Dei Paschi Di Siena, New York
  60,000                5.810                           02/21/96                             60,001
---------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                                            $  122,497
---------------------------------------------------------------------------------------------------

COMMERCIAL PAPER--64.9%
ASSET-BACKED SECURITIES--8.5%
 Atlantic Asset Securitization Corp.
$  2,000                5.865%                          12/13/95                         $    1,996

 Clipper Receivables Corp.
  10,000                5.860                           12/01/95                             10,000
   1,470                5.911                           12/11/95                              1,468

 Cooperative Association of Tractor
  Dealers, Inc.
   3,400                5.783                           02/20/96                              3,356
   5,600                5.812                           02/23/96                              5,526
   9,700                5.805                           02/29/96                              9,561
   3,500                5.809                           03/19/96                              3,440
   1,500                5.810                           03/20/96                              1,474
   2,000                5.750                           05/01/96                              1,953

 Dynamic Funding Corp. (Fuji Bank IRC)
  18,578                6.061                           12/18/95                             18,526

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------

 Eureka Securitization, Inc.
$ 25,000                5.790%                          02/22/96                         $   24,672

 First Credit Corp.
  10,000                5.761                           12/12/95                              9,983
  15,000                5.738                           12/15/95                             14,967

 Fleet Funding, Inc.
  44,135                5.993                           12/08/95                             44,085

 Jet Funding Corp. (Bank of Tokyo LOC)
  10,000                6.114                           01/31/96                              9,897

 Pooled Receivables Corp.
   8,370                5.828                           12/08/95                              8,361

 Stellar Capital Corp. (Bank of Tokyo
  IRC)
   3,000                5.989                           02/16/96                              2,962

 Tri-Lateral Capital U.S.A., Inc.
   7,892                6.090                           02/14/96                              7,793
  18,000                6.091                           02/15/96                             17,772
  22,348                6.093                           02/21/96                             22,043
                                                                                         ----------
                                                                                            219,835

COMMUNICATIONS--6.6%
 AT&T Corp.
  56,000                5.790                           04/18/96                             54,787
  43,000                5.600                           05/13/96                             41,931

 GTE Corp.
  34,900                5.815                           12/07/95                             34,866
   4,300                5.829                           12/08/95                              4,295

 GTE Finance Corp.
   8,000                5.836                           12/18/95                              7,978
  28,000                5.838                           12/18/95                             27,923
                                                                                         ----------
                                                                                            171,780

CONSTRUCTION, INDUSTRIAL MACHINES AND COMPUTER
 EQUIPMENT--3.5%
 Caterpillar Financial Australia, Ltd.
  23,700                5.771                           12/04/95                             23,689

 Caterpillar Financial Services
  19,300                5.951                           12/01/95                             19,300

 International Business Machines
  Credit Corp.
  50,000                5.606                           04/26/96                             48,881
                                                                                         ----------
                                                                                             91,870


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------

DOMESTIC DEPOSITORY INSTITUTIONS--0.6%
 Chemical Banking Corp.
$ 17,000                5.753%                          12/15/95                         $   16,963

ELECTRIC SERVICES--2.5%
 Public Service Electric & Gas Co.
  12,000                5.875                           12/11/95                             11,981
  11,500                5.876                           12/12/95                             11,479
   6,478                5.840                           12/14/95                              6,464


 Vattenfall Treasury, Inc.
  35,000                5.752                           12/14/95                             34,929
                                                                                         ----------
                                                                                             64,853

ELECTRONIC AND OTHER ELECTRICAL COMPONENTS--1.4%
 Whirlpool Corp.
  26,000                5.822                           12/20/95                             25,920

 Whirlpool Financial Corp.
  11,200                5.821                           01/30/96                             11,093
                                                                                         ----------
                                                                                             37,013

ENVIRONMENTAL CONTROL--0.8%
 Browning Ferris Industries, Inc.
  20,100                5.951                           12/01/95                             20,100

EXECUTIVE, LEGISLATIVE AND GENERAL GOVERNMENT--5.0%
 City of New York, Series: 1994 H-7
  51,505                5.850                           12/05/95                             51,505

 City of New York, Series: A2 (Societe
  Generale LOC)
  15,000                5.875                           03/12/96                             15,000

 Kingdom of Sweden
  30,000                5.803                           03/25/96                             29,459
  25,000                5.800                           03/29/96                             24,534
  10,000                5.611                           05/02/96                              9,767
                                                                                         ----------
                                                                                            130,265

FOOD AND KINDRED PRODUCTS--2.6%
 Cadbury Schweppes Money Management,
  PLC
  20,000                5.809                           12/01/95                             20,000

 Coca Cola Enterprises, Inc.
  10,000                5.736                           12/22/95                              9,967

 Quaker Oats Co.
  40,000                5.824                           02/13/96                             39,528
                                                                                         ----------
                                                                                             69,495

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------

FOREIGN DEPOSITORY INSTITUTIONS--9.0%
 ABN-AMRO North America Finance, Inc.
$ 20,000                5.750%                          12/21/95                         $   19,938
  25,000                5.753                           12/27/95                             24,899

 BEX America Finance, Inc.
  22,000                5.804                           04/01/96                             21,580

 Central Hispano North American
  Capital Corp.
  35,000                5.721                           12/13/95                             34,934
  17,000                5.732                           12/19/95                             16,952

 Galicia Funding Corp. (Bayerische
  Vereinsbank LOC)
   8,000                5.803                           12/14/95                              7,984

 Nationwide Building Society
  23,000                5.885                           01/22/96                             22,807

 Spintab-Swedmortgage AB
  23,500                5.782                           03/20/96                             23,092

 Woolwich Building Society
  19,000                5.762                           12/11/95                             18,970
  44,000                5.804                           04/02/96                             43,152
                                                                                         ----------
                                                                                            234,308

GENERAL MERCHANDISE STORES--2.1%
 Sears Roebuck Acceptance Corp.
   5,000                5.838                           12/06/95                              4,996
  49,000                5.835                           12/07/95                             48,953
                                                                                         ----------
                                                                                             53,949

NONDEPOSITORY BUSINESS CREDIT INSTITUTIONS--4.7%
 ITT Corp.
  39,000                5.904                           12/01/95                             39,000

 ITT Hartford Group, Inc.
   5,248                5.829                           12/11/95                              5,240

 Spiegel Funding Corp. (Dresdner Bank
  LOC)
  14,760                5.809                           12/11/95                             14,736
  64,000                5.832                           12/11/95                             63,897
                                                                                         ----------
                                                                                            122,873

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal              Interest                         Maturity                         Amortized
 Amount                  Rate                             Date                              Cost
---------------------------------------------------------------------------------------------------
                    DIVERSIFIED ASSETS PORTFOLIO--CONTINUED

NONDEPOSITORY PERSONAL CREDIT INSTITUTIONS--2.6%
 Countrywide Funding Corp.
$  8,000                5.915%                          12/12/95                         $    7,986
  40,000                5.841                           12/14/95                             39,916
  10,000                5.823                           12/15/95                              9,977

 Household Finance Corp., Canada
  10,000                5.833                           12/04/95                              9,995
                                                                                         ----------
                                                                                             67,874

SECURITY AND COMMODITY BROKER/DEALERS--2.6%
 Merrill Lynch & Co., Inc.
   5,000                5.827                           01/30/96                              4,952
  32,000                5.813                           02/23/96                             31,578
  31,000                5.802                           03/01/96                             30,554
                                                                                         ----------
                                                                                             67,084

TRANSPORTATION--12.4%
 American Honda Finance Corp.
  10,000                5.768                           12/04/95                              9,995
  15,000                5.789                           12/06/95                             14,988

 BMW US Capital Corp.
  40,000                5.732                           12/19/95                             39,887

 Ford Motor Credit Corp.
  74,000                5.730                           12/13/95                             73,861

 General Motors Acceptance Corp.
  50,000                5.987                           12/01/95                             50,000

 General Motors Acceptance Corp.,
  Canada, Ltd.
  10,000                5.826                           02/09/96                              9,888
  25,000                5.826                           02/27/96                             24,649
  25,000                5.826                           02/28/96                             24,645
  10,000                5.827                           02/29/96                              9,856

 Mitsubishi Motors Credit of America,
  Inc.
  (Mitsubishi Bank LOC), Series: A
  29,000                5.952                           12/05/95                             28,981

 Renault Credit International S.A.
  38,000                5.805                           12/27/95                             37,843
                                                                                         ----------
                                                                                            324,593
---------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                                   $1,692,855
---------------------------------------------------------------------------------------------------

Principal
 Amount            Interest Rate                 Maturity Date                 Amortized Cost
---------------------------------------------------------------------------------------------
CORPORATE NOTES--1.4%
 BankAmerica Corp.
$ 12,000               4.950%                           03/18/96                           $   11,967

 Beneficial Corp. FRN
  25,000               5.920                            02/01/96                               25,000
-----------------------------------------------------------------------------------------------------
TOTAL CORPORATE NOTES                                                                      $   36,967
-----------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--16.4%
 J.P. Morgan Securities, Inc., Dated
  11/30/95, Repurchase Price $100,016
  (Colld. by U.S. Government
  Securities)
$100,000               5.900%                           12/01/95                           $  100,000

 J.P. Morgan Securities, Inc., Dated
  11/30/95, Repurchase Price $28,310
  (Colld. by U.S. Government
  Securities)
  28,305               5.950                            12/01/95                               28,305

 SBC Capital Markets, Dated 11/30/95,
  Repurchase Price $200,033 (Colld. by
  U.S. Government Securities)
 200,000               5.930                            12/01/95                              200,000

 UBS Securities, Inc., Dated 11/30/95,
  Repurchase Price $100,016 (Colld. by
  U.S. Government Securities)
 100,000               5.920                            12/01/95                              100,000
-----------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                                $  428,305
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--94.5%                                                                   $2,466,611
-----------------------------------------------------------------------------------------------------
Other assets, less liabilities--5.5%                                                          143,736
-----------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                         $2,610,347
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
         GOVERNMENT PORTFOLIO
U.S. GOVERNMENT AGENCIES--69.7%
FEDERAL FARM CREDIT BANK--3.5%
$ 10,000                 5.574%                            01/02/96                            $ 10,000
  20,000                 5.520                             06/03/96                              20,000
                                                                                               --------
                                                                                                 30,000

FEDERAL HOME LOAN BANK DISCOUNT NOTES--14.0%
   5,000                 5.754                             01/12/96                               4,968
  10,000                 5.562                             01/19/96                               9,926
  15,000                 5.648                             01/24/96                              14,875
  20,000                 5.650                             01/24/96                              19,833
  10,000                 5.641                             02/01/96                               9,904
  10,000                 5.643                             02/27/96                               9,865
  20,000                 5.500                             03/04/96                              19,713
  30,230                 5.514                             04/15/96                              29,613
                                                                                               --------
                                                                                                118,697

FEDERAL HOME LOAN MORTGAGE CORPORATION
 DISCOUNT NOTES--12.1%
  13,015                 5.656                             12/07/95                              13,003
  10,994                 5.733                             12/08/95                              10,982
  10,000                 5.597                             12/13/95                               9,982
  10,000                 5.680                             12/29/95                               9,956
  10,000                 5.632                             01/22/96                               9,920
  40,000                 5.649                             01/22/96                              39,678
   9,500                 5.658                             01/24/96                               9,420
                                                                                               --------
                                                                                                102,941

FEDERAL NATIONAL MORTGAGE ASSOCIATION
 DISCOUNT NOTES--32.0%
  10,000                 5.654                             12/04/95                               9,995
  11,000                 5.877                             12/08/95                              10,988
  20,000                 5.626                             12/08/95                              19,978
  15,000                 5.652                             12/08/95                              14,984
  10,310                 5.626                             12/12/95                              10,293
   7,650                 5.596                             12/12/95                               7,637
  11,000                 5.627                             12/13/95                              10,980
  20,000                 5.641                             12/13/95                              19,963
  15,000                 5.784                             12/18/95                              14,960
  10,000                 5.788                             12/22/95                               9,967
  20,000                 5.656                             02/08/96                              19,786
  25,000                 5.650                             02/14/96                              24,710

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
$ 30,000                 5.602%                            02/16/96                            $ 29,647
  10,000                 5.510                             03/08/96                               9,850
  20,000                 5.612                             03/20/96                              19,664
  20,000                 5.591                             04/04/96                              19,621
  20,000                 5.595                             05/03/96                              19,535
                                                                                               --------
                                                                                                272,558

FEDERAL NATIONAL MORTGAGE ASSOCIATION--1.2%
  10,000                 5.567                             03/15/96                              10,000

FEDERAL NATIONAL MORTGAGE ASSOCIATION FRN--1.2%
  10,000                 5.513                             06/20/96                               9,997

FEDERAL NATIONAL MORTGAGE ASSOCIATION
 MEDIUM TERM NOTE--1.7%
  15,000                 5.523                             07/02/96                              15,001

OVERSEAS PRIVATE INVESTMENT CO. FRN--2.2%
  18,800                 5.800                             12/06/95                              18,800

STUDENT LOAN MARKETING ASSOCIATION FRN--1.8%
  15,000                 5.632                             08/09/96                              14,992
-------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                                                 $592,986
-------------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS--35.2%
 J.P. Morgan Securities Inc., Dated
  11/30/95, Repurchase Price $99,779
  (Colld. by U.S. Government
  Securities)
 $19,763                 5.950%                            12/01/95                            $ 19,763
  80,000                 5.900                             12/01/95                              80,000

 SBC Capital Markets, Dated 11/30/95,
  Repurchase Price $200,033 (Colld. by
  U.S. Government Securities)
 200,000                 5.930                             12/01/95                             200,000
-------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS                                                                    $299,763
-------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--104.9%                                                                      $892,749
-------------------------------------------------------------------------------------------------------
Liabilities, less other assets--(4.9)%                                                         (42,085)
-------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                             $850,664
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
                          GOVERNMENT SELECT PORTFOLIO

U.S. GOVERNMENT AGENCIES--99.4%
FEDERAL FARM CREDIT BANK DISCOUNT NOTES--9.8%
$ 1,900                  5.607%                            12/01/95                            $  1,900
  5,000                  5.654                             12/01/95                               5,000
 10,000                  5.661                             12/08/95                               9,989
  5,000                  5.707                             12/21/95                               4,984
 10,000                  5.657                             02/09/96                               9,890
 15,000                  5.627                             02/09/96                              14,838
  9,250                  5.547                             03/22/96                               9,093
 12,000                  5.495                             05/16/96                              11,702
                                                                                               --------
                                                                                                 67,396

FEDERAL FARM CREDIT BANK--2.9%
 10,000                  5.574                             01/02/96                              10,000
 10,000                  5.520                             06/03/96                              10,000
                                                                                               --------
                                                                                                 20,000

FEDERAL HOME LOAN BANK DISCOUNT NOTES--80.5%
 48,110                  5.801                             12/01/95                              48,110
 10,000                  5.632                             12/05/95                               9,995
  9,255                  5.645                             12/05/95                               9,250
    200                  5.647                             12/05/95                                 200
 10,000                  5.678                             12/05/95                               9,995
  3,145                  5.566                             12/08/95                               3,143
 20,000                  5.655                             12/11/95                              19,970
 10,000                  5.634                             12/12/95                               9,984
 13,960                  5.654                             12/12/95                              13,937
  7,500                  5.771                             12/12/95                               7,488
  5,000                  5.716                             12/13/95                               4,991
 20,000                  5.596                             12/15/95                              19,958
  7,000                  5.621                             12/15/95                               6,985
 15,000                  5.704                             12/18/95                              14,961
 22,000                  5.634                             12/22/95                              21,929
 15,000                  5.581                             12/26/95                              14,944
 10,000                  5.616                             12/26/95                               9,962
 10,000                  5.717                             12/26/95                               9,962
 10,000                  5.609                             12/27/95                               9,960
 15,000                  5.649                             01/12/96                              14,902
 10,000                  5.672                             01/12/96                               9,935
 10,000                  5.754                             01/12/96                               9,934
 10,000                  5.562                             01/19/96                               9,926

Principal
 Amount/               Interest                         Maturity                         Amortized
 Shares                  Rate                             Date                             Cost
---------------------------------------------------------------------------------------------------
$15,000                 5.649%                          01/24/96                          $ 14,875
  5,000                 5.651                           01/24/96                             4,958
 15,000                 5.624                           01/25/96                            14,873
 10,000                 5.636                           02/01/96                             9,903
 20,000                 5.641                           02/02/96                            19,805
  2,045                 5.618                           02/05/96                             2,024
 10,000                 5.649                           02/05/96                             9,898
 20,000                 5.634                           02/08/96                            19,786
 15,000                 5.646                           02/08/96                            14,839
 10,000                 5.628                           02/15/96                             9,883
 12,500                 5.641                           02/22/96                            12,340
 20,000                 5.541                           03/07/96                            19,706
 12,055                 5.555                           03/07/96                            11,877
  5,000                 5.607                           03/25/96                             4,912
 15,000                 5.619                           03/27/96                            14,734
 15,000                 5.509                           04/09/96                            14,708
 30,000                 5.508                           04/18/96                            29,376
  9,350                 5.511                           04/22/96                             9,148
 24,250                 5.491                           05/17/96                            23,641
                                                                                          --------
                                                                                           551,707
FEDERAL HOME LOAN BANK MEDIUM TERM NOTE--0.3%
  2,000                 4.830                           01/29/96                             1,997

STUDENT LOAN MARKETING ASSOCIATION FRN--1.5%
 10,000                 5.632                           08/09/96                             9,995

TENNESSEE VALLEY AUTHORITY DISCOUNT NOTES--4.4%
 10,000                 5.645                           12/06/95                             9,992
 10,000                 5.604                           12/07/95                             9,990
 10,000                 5.618                           01/18/96                             9,925
                                                                                          --------
                                                                                            29,907
---------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES                                                            $681,002
---------------------------------------------------------------------------------------------------

OTHER--0.7%
 Dreyfus Treasury Prime Money Market
  Fund
  4,845                 5.341%                          --                                $  4,845
---------------------------------------------------------------------------------------------------
TOTAL OTHER                                                                               $  4,845
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.1%                                                                 $685,847
---------------------------------------------------------------------------------------------------
Liabilities, less other assets--(0.1)%                                                        (705)
---------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                        $685,142
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
                              TAX-EXEMPT PORTFOLIO
MUNICIPAL INVESTMENTS--95.5%
ALABAMA--1.0%
 City of Greenville IDR VRDN, Series:
  1992, Allied-Signal Project (Allied-
  Signal, Inc. Gtd.)
$ 1,350                  3.850%                            12/07/95                            $  1,350

 Town of Columbia PCR VRDN, Series:
  1995 A, Alabama Power Project
  (Alabama Power Co. Gtd.)
  1,000                  3.800                             12/01/95                               1,000

 Town of Columbia PCR VRDN, Series:
  1995 C, Alabama Power Project
  (Alabama Power Co. Gtd.)
  3,300                  4.000                             12/01/95                               3,300

 Town of Mobile, PCR VRDN, Series:
  1994 A, Alabama Power Project
  (Alabama Power Co. Gtd.)
  1,600                  3.800                             12/01/95                               1,600

 Town of Parrish PCR VRDN, Series:
  1994 A, Alabama Power Project
  (Alabama Power Co. Gtd.)
    700                  3.800                             12/01/95                                 700
                                                                                               --------
                                                                                                  7,950

ALASKA--1.5%
 Alaska Housing Finance Corp. VRDN,
  Series: 1994, Merrill
  P-Floats PT-37 (FNMA Securities
  Colld.)
  7,000                  4.100                             12/07/95                               7,000

 City of Valdez, Alaska Marine
  Terminal Revenue VRDN, Series: 1994
  B, ARCO Transportation Project
  (Atlantic Richfield Co. Gtd.)
  5,000                  3.750                             12/07/95                               5,000
                                                                                               --------
                                                                                                 12,000

ARIZONA--0.6%
 Maricopa County PCR CP, Series: 1985
  C, Southern California Edison Palo
  Verde Project (Southern California
  Edison Co. Gtd.)
  4,500                  3.850                             02/09/96                               4,500

CALIFORNIA--18.4%
 California Department of Water
  Resources VRDN, Series SG-5, Central
  Valley Project
  5,000                  3.700                             12/07/95                               5,000

 California Housing Finance Authority
  Revenue VRDN, Series: 1993 B,
  Merrill P-Floats PA-58 (California
  Housing Finance Agency Home Mortgage
  Insured)
  6,945                  3.700                             12/07/95                               6,945

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------

 California Housing Finance Authority
  Revenue VRDN, Series: 1993 B,
  Merrill P-Floats PT-14 (California
  Housing Finance Agency Home Mortgage
  Insured)
$ 4,000                  3.700%                            12/07/95                            $  4,000

 California Pollution Control Finance
  Authority VRDN, Series: 1984 A, (San
  Diego Gas & Electric Co. Gtd.)
  2,750                  4.000                             09/01/96                               2,750

 California School Cash Reserve
  Program Authority TRAN,
  Series: 1995 A
  3,000                  4.750                             07/03/96                               3,014

 California Statewide Community
  Development Authority TRAN, Series:
  A (CA Statewide Communities Program
  Pool Residual Fund Insured)
  4,050                  4.750                             07/05/96                               4,066

 City of Chino TRAN
  4,500                  4.500                             07/31/96                               4,514

 City of Huntington Beach TRAN
  8,000                  4.750                             10/04/96                               8,032

 City of Irvine GO (Dai-Ichi Kangyo
  LOC)
  2,000                  3.800                             12/01/95                               2,000

 City of Los Angeles VRDN, Series:
  BPT-129 (U.S. Government Securities
  Colld.)
  6,900                  3.800                             12/07/95                               6,900

 Irvine Ranch Water District VRDN,
  Consolidated Refunding Series: 1985
  B (Sumitomo Bank Ltd. LOC)
  5,600                  3.950                             12/01/95                               5,600

 Irvine Ranch Water District VRDN,
  Series: 1993 B, Districts 2, 102,
  103, and 206 (Morgan Guaranty Trust
  Co. LOC)
    700                  4.400                             12/01/95                                 700

 Irvine Ranch Water District VRDN,
  Series: 1993 B, Districts 105, 140,
  240, and 250 Program (Bank of
  America NT & SA LOC)
    100                  3.850                             12/01/95                                 100

 Irvine Ranch Water District VRDN,
  Series: 1993 B, Districts 140, 186,
  188, and 240 Program (Industrial
  Bank of Japan LOC)
  4,420                  3.950                             12/01/95                               4,420

 Sacramento County Multifamily Housing
  Revenue VRDN,
  Series: B, (Dai-Ichi Kangyo Bank
  LOC)
  2,100                  4.150                             12/07/95                               2,100

 San Bernardino County TRAN, Series:
  1995-96
  (Banque Nationale De Paris LOC)
  5,325                  4.500                             07/05/96                               5,342

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
CALIFORNIA--CONTINUED
 San Bernardino County TRAN, Series:
  1995, Hesperia Community College
  District
$ 5,000                   4.500%                           08/30/96                            $  5,014

 San Joaquin County TRAN
 10,000                   4.500                            10/15/96                              10,048

 Santa Clara County TRAN
 13,000                   4.500                            08/02/96                              13,050

 Sonoma County TRAN
 15,000                   4.250                            11/01/96                              15,053

 State of California GO
  5,000                  11.000                            03/01/96                               5,074

 State of California GO VRDN, Series:
  1992, TOCR (MBIA Insured)
  2,500                   4.000                            12/07/95                               2,500

 State of California PCR VRDN, Series:
  1986 B, Southern California Edison
  Project (Southern California Edison
  Co. Gtd.)
    800                   3.850                            12/01/95                                 800

 State of California RAW VRDN, Series:
  1994 C, (Westdeutsche, Landesbank
  Girozentrale LOC)
 18,000                   3.870                            12/07/95                              18,000
 12,500                   5.750                            04/25/96                              12,551
                                                                                               --------
                                                                                                 30,551
                                                                                               --------
                                                                                                147,573
COLORADO--3.3%
 Broomfield IDR VRDN, Series: 1984,
  Buckeye Investment Project (Bank of
  America NT & SA LOC)
  1,600                   4.000                            12/07/95                               1,600
 Cherry Creek GO VRDN, South Metro
  District #1
  (Dresdner Bank LOC)
  3,810                   3.750                            12/07/95                               3,810

 City and County of Denver
  Transportation VRDN, Series: 1991 B
  (Sanwa Bank LOC)
  8,000                   4.100                            12/07/95                               8,000

 Colorado Housing Finance Authority
  Revenue TOB, Series: C, Housing
  Revenue Bond Project (Bank of
  America LOC)
  2,755                   4.000                            03/01/96                               2,755

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------

 Moffat County PCR VRDN, Series: 1984
  (National Rural Utility Cooperative
  Finance Gtd.)
$ 6,800                  3.650%                            12/07/95                            $  6,800

 Pitkin County IDA VRDN, Series: 1984
  A, Aspen Skiing Co. Project (First
  National Bank of Chicago LOC)
  1,800                  3.850                             12/01/95                               1,800

 Regional Transportation District
  VRDN, Series: A,
  (Bank of Tokyo LOC)
  1,525                  3.050                             12/07/95                               1,525
                                                                                               --------
                                                                                                 26,290

DISTRICT OF COLUMBIA--0.2%
 District of Columbia VRDN, Series:
  1985, American University Project
  (National Westminster Bank LOC)
  2,000                  3.650                             12/07/95                               2,000

CONNECTICUT--0.6%
 Connecticut State GO VRDN, Series:
  BTP-171
  4,710                  3.950                             02/20/96                               4,710

DELAWARE--0.3%
 State of Delaware GO VRDN, Series:
  1994 A, BTP-73
  2,570                  3.900                             12/07/95                               2,570

FLORIDA--7.8%
 Atlantic Beach VRDN, Series: 1994 B,
  Fleet Landing Project (Barnett Banks
  of Jacksonville LOC)
  9,200                  3.800                             12/01/95                               9,200

 Broward County Housing Finance
  Authority Revenue VRDN (PNC Bank
  LOC)
  8,000                  3.750                             12/01/95                               8,000

 Broward County School District GO
  VRDN, Series: 1992, PW Municipal
  Securities Trust Receipts, Series
  PW-16
  (U.S. Government Securities Colld.)
 10,000                  4.000                             12/07/95                              10,000

 Dade County School District GO VRDN,
  Series: 1994, BTP-66 (MBIA Insured)
  5,535                  3.900                             12/07/95                               5,535

 Dade County Special Obligation
  Revenue VRDN, Capital Acquisition,
  Series: 1990 (Sanwa Bank LOC)
    200                  3.850                             12/07/95                                 200


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
 Florida Department of Environment
  Protection Revenue VRDN, Series:
  1994 A, BTP-64 (MBIA Insured)
$ 7,585                3.950%                             01/10/96                             $  7,585

 Florida First Municipal Loan Council
  CP, Pooled Loan Program (Sumitomo
  Bank Ltd. LOC)
  5,000                4.000                              12/01/95                                5,000

 Florida State Board of Education
  VRDN, Series: 1993 E, Eagle Trust,
  Series: 940901
  6,000                3.820                              12/07/95                                6,000

 Jacksonville Electric Authority VRDN,
  Series: SGA 17 Bear Stearns
  Municipal Trust 1995
  5,000                3.750                              12/07/95                                5,000

 Jacksonville Health Facilities
  Authority Revenue VRDN, Series:
  1990, Baptist Health Project
  (Barnett Banks of Jacksonville LOC)
  3,800                3.900                              12/01/95                                3,800

 Palm Beach County Housing Finance
  Authority Revenue VRDN, Series: 1988
  D (New England Mutual Gtd.)
  2,200                3.900                              12/07/95                                2,200
                                                                                               --------
                                                                                                 62,520

GEORGIA--4.3%
 Burke County Development Authority
  PCR VRDN, Series: 1995-3, Plant
  Vogtle Project (Georgia Power Co.
  Gtd.)
  1,700                3.800                              12/01/95                                1,700

 Dekalb County Development Authority
  PCR VRDN, Series: 1987, General
  Motors Project (General Motors Corp.
  Gtd.)
  6,300                3.850                              12/07/95                                6,300

 Elbert County Development Authority
  IDR VRDN, Series: 1992, Allied-
  Signal Project (Allied-Signal, Inc.
  Gtd.)
  2,430                3.850                              12/07/95                                2,430

 Fulton County Development Authority
  IDR VRDN, General Motors Project
  (General Motors Corp. Gtd.)
  1,500                3.850                              12/07/95                                1,500

 Fulton County Resident Elderly
  Authority VRDN, St. Anne's Terrace
  Project (NationsBank Georgia LOC)
  2,500                3.750                              12/07/95                                2,500

 State of Georgia GO VRDN, Series:
  1992 C, BTP-79
  1,500                3.850                              12/07/95                                1,500

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------

 State of Georgia GO VRDN, Series:
  1993 F, JPMP-35
$ 3,000                  3.800%                            12/07/95                            $  3,000

 Marietta Georgia Housing Authority
  Revenue Bond Falls at Bells Ferry
  (U.S. Government Securities Colld.)
  1,985                  5.250                             01/15/96                               1,985

 Metro Atlanta Rapid Transit Authority
  Revenue VRDN, Series: A, BTP-58
  (AMBAC Insured)
  5,965                  3.900                             12/07/95                               5,965

 Monroe County Development Authority
  PCR VRDN, Series: 1994, Scherer
  Plant Project (Gulf Power Co. Gtd.)
  2,200                  4.000                             12/01/95                               2,200

 Monroe County Development Authority
  PCR VRDN, Series: 1995, Scherer
  Plant Project (Georgia Power Co.
  Gtd.)
  5,600                  4.000                             12/01/95                               5,600
                                                                                               --------
                                                                                                 34,680

ILLINOIS--4.6%
 City of Naperville IDR VRDN, General
  Motors Project (General Motors Corp.
  Gtd.)
  1,380                  3.850                             12/07/95                               1,380

 Illinois Development Finance
  Authority IDR VRDN, Series: 1993 A,
  Olin Corp. Project (Credit Suisse
  LOC)
  9,490                  3.750                             12/01/95                               9,490

 Illinois Educational Facilities
  Authority VRDN, Series: 1987, The
  Art Institute of Chicago (Mitsubishi
  Bank LOC)
  6,055                  4.000                             12/07/95                               6,055

 Illinois Health Facilities Authority
  VRDN, Series: E, Hospital Sisters
  Service Project (MBIA Insured)
    300                  3.600                             12/07/95                                 300

 Illinois Health Facilities Authority
  VRDN, Series: 1991, West Suburban
  Medical Center Project (First
  National Bank of Chicago LOC)
    150                  3.750                             12/07/95                                 150

 Illinois Health Facilities Authority
  VRDN, Series: 1993, Resurrection
  Health Care Project
  5,000                  3.850                             12/01/95                               5,000

 Illinois Health Facilities Authority
  VRDN, Series: 1994, Riverside Health
  System Project (LaSalle National
  Bank LOC)
  1,100                  3.750                             12/07/95                               1,100

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
ILLINOIS--CONTINUED

 Illinois Health Facilities Authority
  VRDN, Series: 1995, Healthcor
  Project (Fuji Bank LOC)
$ 5,950                  4.050%                            12/07/95                            $  5,950

 Illinois Health Facilities Authority
  Pooled Revenue VRDN,
  Series: 1985 D (First National Bank
  of Chicago LOC)
  2,675                  3.850                             12/07/95                               2,675

 Illinois State Sales Tax Revenue
  Bond, Series: B
  1,000                  7.625                             06/15/96                               1,028

 Regional Transportation Authority
  Revenue VRDN, Series: D (FGIC
  Insured)
  4,000                  3.800                             12/07/95                               4,000
                                                                                               --------
                                                                                                 37,128

INDIANA--0.3%
 Fort Wayne Hospital Authority Revenue
  VRDN, Series: D, Park View Hospital
  Program (Fuji Bank LOC)
  2,430                  4.050                             12/07/95                               2,430

IOWA--0.5%
 City of Le Claire Public Utility,
  Series: 1986 A (U.S. Government
  Securities Colld.)
  2,210                  4.125                             09/01/96                               2,212

 City of Le Claire Public Utility,
  Series: 1986 B (U.S. Government
  Securities Colld.)
  1,580                  4.125                             09/01/96                               1,581
                                                                                               --------
                                                                                                  3,793

KANSAS--1.6%
 City of LaCygne Environmental Revenue
  VRDN, Series: 1994 A, Kansas City
  Power & Light Project
 11,940                  3.750                             12/07/95                              11,940

 City of Topeka Sewer System Revenue
  VRDN, Series: 1984 (MBIA Insured)
    700                  3.800                             12/01/95                                 700
                                                                                               --------
                                                                                                 12,640

KENTUCKY--0.9%
 City of Danville Lease Revenue CP,
  Municipal Pooled Lease Program (PNC
  Bank LOC)
  2,605                  3.850                             02/12/96                               2,605

 Kentucky Higher Education Student
  Loan Corp. VRDN, Series: 1991 E
  (Sumitomo Bank Ltd. LOC)
  2,000                  4.100                             12/07/95                               2,000

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
 Pendleton County Revenue VRDN,
  Series: 1987, Kentucky Association
  of Counties-Self-Insurance Funding
  (PNC Bank LOC)
$ 3,000                  4.000%                            07/01/96                            $  3,000
                                                                                               --------
                                                                                                  7,605

LOUISIANA--0.4%
 Parish of East Baton Rouge PCR VRDN,
  Series: 1993, Exxon Project (Exxon
  Corp. Gtd.)
  2,000                  3.800                             12/01/95                               2,000

 Parish of West Baton Rouge District #
  3 PCR CP, Dow Chemical Project (Dow
  Chemical Gtd.)
  1,300                  3.950                             01/22/96                               1,300
                                                                                               --------
                                                                                                  3,300

MARYLAND--3.2%
 Anne Arundel County Revenue Refunding
  Bonds, Windgate Project (MGT Co.
  LOC)
  3,500                  4.200                             12/29/95                               3,499

 Baltimore County Multifamily Housing
  Revenue VRDN, Series: 1991, Quail
  Ridge Apartments Project (Sumitomo
  Bank LOC)
  2,200                  4.100                             12/07/95                               2,200

 Baltimore IDA VRDN, Series: 1986,
  Capital Acquisition Program (Dai-
  Ichi Kangyo Bank LOC)
  2,000                  3.900                             12/07/95                               2,000

 Maryland State Community Development
  Administration, Series: 1993, Single
  Family Program, Merrill P-Floats PT-
  12
  8,000                  3.650                             12/01/95                               8,000

 Maryland State Community Development
  Administration TOB, Series: 1984 B,
  MD-28C
  6,670                  3.850                             05/15/96                               6,670

 Montgomery County VRDN, Series: 1993
  A, Single Family Housing Program,
  Merrill P-Floats PA-40
  2,000                  3.800                             05/15/96                               2,000

 Washington Suburban Sanitary District
  VRDN, Series: 1994 G, Eagle Trust
  1,000                  3.820                             12/07/95                               1,000
                                                                                               --------
                                                                                                 25,369

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.8%
 Massachusetts Health & Education
  Facilities Revenue VRDN, Series: P,
  Merrill General Trust SG-27
$ 8,000                3.750%                             12/07/95                             $  8,000

 Massachusetts Municipal Electric Co.
  Revenue VRDN, Series: 1994 B, BTP-67
  (MBIA Insured)
  5,760                3.850                              12/07/95                                5,760
                                                                                               --------
                                                                                                 13,760

MICHIGAN--1.4%
 Michigan State Strategic Fund PCR CP,
  (Dow Chemical Gtd.)
  1,500                3.950                              01/22/96                                1,500

 Michigan State Strategic Fund IDR
  VRDN, Allied-Signal Project (Allied-
  Signal Inc., Gtd.)
  6,100                3.800                              12/07/95                                6,100

 Michigan State Strategic Fund Revenue
  PCR VRDN, Series: 1995 C, Detroit
  Edison Project (Barclays LOC)
  1,000                3.650                              12/01/95                                1,000

 Michigan State Strategic Fund Ltd. GO
  Series: 1993 A, Consumer Power Co.
  Project
  2,300                3.700                              12/07/95                                2,300
                                                                                               --------
                                                                                                 10,900

MINNESOTA--2.2%
 Minnetonka Multifamily Housing
  Revenue VRDN, Series: 1995, Cliffs
  at Ridgedale Project (FNMA Colld.)
 17,300                4.050                              12/07/95                               17,300

 Rochester Health Care Facility
  Revenue VRDN, Mayo Medical Center,
  Merrill P-Floats PA-96
    615                3.800                              12/07/95                                  615
                                                                                               --------
                                                                                                 17,915

MISSOURI--2.4%
 Callaway County IDA Health System
  VRDN, Series: 1995 (NationsBank
  Tennessee LOC)
  5,000                3.800                              12/07/95                                5,000

 IDA of St. Louis County Housing
  Revenue VRDN, South Point & Hunters
  Ridge Project PT66 (Commerzbank LOC)
  9,500                3.650                              12/01/95                                9,500

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
 Missouri State Environmental
  Improvement Authority Revenue VRDN,
  Series: 1992, Kansas Power & Light
  Project (K. C. Power & Light Gtd.)
$   400                  3.750%                            12/07/95                            $    400

 Missouri State Health & Education
  Facilities Revenue CP, SSM Health
  Care Projects, Series: 1988 C
  (Mitsubishi Bank LOC)
  4,300                  4.000                             12/01/95                               4,300
                                                                                               --------
                                                                                                 19,200

MISSISSIPPI--0.3%
 Mississippi Hospital Equipment
  Authority Hospital Revenue VRDN,
  Baptist Medical Center Project
  (Sanwa Bank LOC)
  2,600                  4.100                             12/01/95                               2,600

NEVADA--0.5%
 Nevada Housing Division Housing
  Revenue Bond, Single Family Program,
  Senior Series: A-3
  4,365                  3.900                             04/01/96                               4,365

NEW HAMPSHIRE--0.5%
 New Hampshire Higher Education &
  Health Revenue VRDN, Dartmouth
  College, Trust SG-19
  3,600                  3.800                             12/07/95                               3,600

NEW YORK--10.2%
 City of New York GO VRDN, Series:
  1992 A, Citicorp TOB CR-14I (FSAC
  Insured)
  5,100                  4.100                             02/15/96                               5,100

 City of New York GO VRDN, Series:
  1993 B (FGIC Insured)
  3,400                  4.000                             12/01/95                               3,400

 City of New York GO VRDN, Series:
  1994 C (Norinchukin Bank LOC)
  2,100                  4.050                             12/01/95                               2,100

 City of New York GO VRDN, Series:
  1994, H-3 (FSAC Insured)
  2,000                  3.850                             03/13/96                               2,000

 City of New York GO VRDN, Series:
  1994, H-4 (AMBAC Insured)
  3,000                  3.850                             03/13/96                               3,000

 City of New York GO VRDN, Subseries:
  B-2 (Dai-Ichi Kangyo Bank LOC)
  3,700                  4.050                             12/01/95                               3,700

 City of New York GO VRDN, Subseries:
  B-3 (Sanwa Bank LOC)
  1,100                  4.050                             12/01/95                               1,100

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
NEW YORK--CONTINUED

 City of New York GO VRDN,
  Subseries:1993 E-3
  (MGT Co. LOC)
$1,000                   3.700%                            12/01/95                            $  1,000

 City of New York GO VRDN, Subseries:
  1993 E-5
  (Sumitomo Bank Ltd. LOC)
11,400                   3.850                             12/01/95                              11,400

 City of New York TRAN, Series: 1996 A
 6,115                   4.500                             04/11/96                               6,127

 City of New York TRAN, Series: 1996 B
  (Chemical Banking Corp. LOC)
10,000                   4.750                             06/28/96                              10,045

 County Of Nassau TRAN, Series: 1995-A
 1,000                   4.500                             03/15/96                               1,002

 Marine Midland Premium Loan Trust
  VRDN, Series: 1991 B (Hong Kong &
  Shanghai Banking Corp. LOC)
 1,813                   3.950                             12/07/95                               1,813

 New York City Trust Receipts TRAN,
  Series: 1995-1
  (Chemical Banking Corp. LOC)
16,400                   4.100                             06/28/96                              16,400

 New York State Energy Research &
  Development Authority VRDN, Series:
  A, Niagara Mohawk Power Project
  (Toronto-Dominion Bank LOC)
 3,000                   3.950                             12/01/95                               3,000

 New York State Environment Facilities
  Corp. PCR VRDN,
  Eagle Trust Series: 943204 (CGIC
  Insured)
 5,900                   3.770                             12/07/95                               5,900

 Port Authority of New York, Pooled
  Puttable Floating Option VRDN,
  Series: PPT2 (AK Housing Finance
  Corp. Insured)
 5,000                   3.700                             12/07/95                               5,000
                                                                                               --------
                                                                                                 82,087

NORTH CAROLINA--0.3%
 North Carolina Medical Care
  Commission Hospital Revenue VRDN,
  Pooled Financing Project, Series: A
  (Dai-Ichi Kangyo Bank LOC)
 2,800                   3.750                             12/01/95                               2,800

OHIO--1.6%
 City of Greenville IDR VRDN, Revenue
  Refunding,
  Series: 1992, Allied-Signal Project
  (Allied-Signal, Inc. Gtd.)
 1,000                   3.850                             12/07/95                               1,000

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------

 Ohio State Water Development
  Authority PCR VRDN,
  Series: B (General Motors Corp. LOC)
$7,400                   3.850%                            12/07/95                            $  7,400

 Red Roof Inns Mortgage Bond Trust
  VRDN
  (National City Bank LOC)
 4,639                   3.850                             12/15/95                               4,639
   135                   3.850                             12/18/95                                 135
                                                                                               --------
                                                                                                  4,774
                                                                                               --------
                                                                                                 13,174
PENNSYLVANIA--1.9%
 Allegheny County Hospital VRDN,
  Presbyterian Health Center, Series:
  C (MBIA Insured)
 1,300                   3.700                             12/01/95                               1,300

 Allegheny County Hospital Development
  Authority VRDN,
  Health Facilities Authority Central
  Blood Bank Project
  (PNC Bank LOC)
   300                   3.850                             12/07/95                                 300

 Allegheny County Hospital Development
  Authority VRDN, Series: 1994,
  Harmarville Rehabilitation Project
  (PNC Bank LOC)
 1,000                   3.850                             12/07/95                               1,000

 Delaware Valley Regional Finance
  Authority VRDN, Series: 1985 A-D
  (Hong Kong & Shanghai Banking Corp.
  LOC)
 3,200                   4.000                             12/07/95                               3,200

 Delaware Valley Regional Finance
  Authority Pooled Revenue VRDN,
  Series: 1985 A-D (Midland Bank LOC)
 1,000                   4.000                             12/07/95                               1,000

 City of Philadelphia IDR VRDN, Series
  1988, Franklin Institute Project
  (PNC Bank LOC)
 2,300                   3.850                             12/07/95                               2,300

 City of Philadelphia TRAN, Series:
  1995-96 A
 6,000                   4.500                             06/27/96                               6,018
                                                                                               --------
                                                                                                 15,118

PUERTO RICO--0.5%
 Puerto Rico Industrial Medical &
  Environmental Pollution Control
  Facilities Funding Authority Revenue
  Bond, Series: A (Merck & Co. Gtd.)
 4,240                   4.000                             12/01/96                               4,240

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.4%
 County of Lexington IDR VRDN,
  Series: 1992, Allied-Signal Project
  (Allied-Signal, Inc. Gtd.)
$  700                 3.850%                               12/07/95                               $    700

 County of Lexington Pollution Control
  Finance Authority IDR VRDN, Series:
  1992 A, Allied-Signal Project
  (Allied-Signal, Inc. Gtd.)
 1,880                 3.850                                12/07/95                                  1,880

 South Carolina Public Service
  Authority Revenue VRDN, Series:
  1995, Lehman Trust Receipts FR/RI-1
  (FGIC Insured)
 6,700                 3.800                                12/07/95                                  6,700

 South Carolina Public Service
  Authority Revenue VRDN, Series: 1985
  B, ML SG Muni Trust SG-32 (FGIC
  Insured)
 9,855                 3.800                                12/07/95                                  9,855
                                                                                                   --------
                                                                                                     19,135

TENNESSEE--2.7%
 City of Clarksville Public Building
  Authority Revenue VRDN, Series:
  1995, Tennessee Muni Bond Fund
  (NationsBank Florida LOC)
 5,000                 3.750                                12/07/95                                  5,000

 Hamilton County IDR VRDN, Series:
  1995, Tennessee Aquarium Project
  (NationsBank Tennessee LOC)
 8,850                 3.750                                12/07/95                                  8,850

 Lauderdale County School Board GO
  BAN, Series: 1995
 2,550                 4.900                                03/01/96                                  2,550

 Metro Nashville Airport Authority
  Revenue VRDN,
  Series: 1995 B, American Airlines
  Project
  (Bayerische Landesbank LOC)
 5,000                 3.850                                12/01/95                                  5,000
                                                                                                   --------
                                                                                                     21,400

TEXAS--8.5%
 AMBAC Pooled Puttable Float Option
  PP2 VRDN (AMBAC, FGIC, & MBIA
  Insured)
 9,860                 3.850                                12/07/95                                  9,860
 Angelina & Neches River Authority
  Solid Waste VRDN, Series: 1984 B,
  TEEC, Inc. Project (Credit Suisse
  LOC)
 5,200                 3.850                                12/01/95                                  5,200

 Bexar County Multifamily Housing
  Finance Authority VRDN, Series: 1988
  A, Creighton's Mill Development
  Project (New England Mutual Gtd.)
 2,500                 3.900                                12/07/95                                  2,500

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------

 Brazos River Harbor Navigation
  District PCR CP, Series:1987 B, Dow
  Chemical Series (Dow Chemical Gtd.)
$ 1,500                   3.900%                           01/23/96                            $  1,500

 Harris County Health Facilities
  Development Corp. Revenue VRDN,
  Series:1994, Methodist Hospital
  Project
  2,800                   3.800                            12/01/95                               2,800

 Harris County Toll Road Unlimited Tax
  VRDN, Series: 1994 A, Citicorp Eagle
  Trust Series: 954302
  5,500                   3.820                            12/07/95                               5,500

 San Antonio Electric & Gas System CP,
  Series: A
  4,000                   3.850                            02/09/96                               4,000
  8,000                   3.850                            02/14/96                               8,000

 State of Texas TRAN, Series: A
 24,000                   4.750                            08/30/96                              24,121

 Texas Turnpike Authority Dallas Toll
  Revenue VRDN,
  Series: 1990 BTP-60 ADP Class: B
  (AMBAC Insured)
  5,049                   3.900                            12/25/95                               5,049
                                                                                               --------
                                                                                                 68,530

UTAH--0.1%
 Uintah County PCR Bond Public
  Utility, Deseret General
  Transmission Project (U.S.
  Government Securities Colld.)
  1,135                  10.125                            10/15/96                               1,194

VIRGINIA--3.9%
 City of Newport News Redevelopment &
  Housing Authority VRDN, Indian Lake
  Apartments Project, Merrill P-Floats
  PT-65 (Commerzbank LOC)
  8,155                   3.650                            12/01/95                               8,155

 City of Norfolk GO VRDN, Eagle Trust,
  Series: 944601
  9,000                   3.820                            12/07/95                               9,000

 City of Roanoke IDR VRDN, Series:
  1994, Cooper Industries Project
  (Cooper Industries Gtd.)
  6,300                   3.800                            12/07/95                               6,300

 County of Loudoun IDA Residential
  Care VRDN, Series: 1994 B, Falcons
  Landing (Banque Paribas LOC)
  6,400                   3.850                            12/01/95                               6,400

 County of Prince William Revenue
  VRDN, Series: 1993, TOCR (FGIC
  Insured)
  1,605                   3.800                            12/07/95                               1,605
                                                                                               --------
                                                                                                 31,460

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

Principal               Interest                           Maturity                           Amortized
 Amount                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
                        TAX-EXEMPT PORTFOLIO--CONTINUED
WASHINGTON--2.5%
 Kent Economic Development Corp. IDR
  VRDN, Associated Grocers Project
  (Seattle-First National Bank LOC)
$ 4,200                4.692%                             12/07/95                             $  4,200

 State of Washington GO VRDN, Series
  A, Citibank TOB
  5,300                3.820                              12/07/95                                5,300

 Washington Health Care Facilities
  Authority Revenue VRDN, Series: 1993
  (MBIA Insured)
  2,400                3.700                              12/07/95                                2,400

 Washington Public Power Supply System
  Revenue VRDN, Series: 1990 B, BTP-85
  (U.S. Government Securities Colld.)
  3,256                3.900                              12/07/95                                3,256

 Washington Public Power Supply System
  Revenue VRDN, Series 1994 A BTP-61,
  Nuclear Power Project # 2
  (Washington Public Power Supply
  System Project #1 & #2 Gtd.)
  5,035                3.950                              12/07/95                                5,035
                                                                                               --------
                                                                                                 20,191

WISCONSIN--1.7%
 City of Milwaukee Redevelopment
  Authority Revenue VRDN, Series:
  1985, Kennedy II Associates Ltd.
  Partnership Project (Bank of America
  LOC)
  1,600                3.900                              12/20/95                                1,600

 City of Pleasant Prairie PCR VRDN,
  Series: 1995 C, Wisconsin Electric
  Power Project
  6,500                3.750                              12/07/95                                6,500

 Wisconsin Housing and Economic
  Development Authority Homeownership
  Revenue Bonds, Series: 1990 D
  5,575                4.000                              03/01/96                                5,575
                                                                                               --------
                                                                                                 13,675

Principal
 Amount/                Interest                           Maturity                           Amortized
 Shares                   Rate                               Date                               Cost
-------------------------------------------------------------------------------------------------------
WYOMING--0.6%
 City of Green River PCR VRDN Allied-
  Signal Project (Allied-Signal, Inc.
  Gtd.)
$ 1,000                  3.850%                            12/07/95                            $  1,000

 Uinta County PCR VRDN, Series: 1993,
  Chevron USA Inc. Project (Chevron
  Oil Gtd.)
  3,500                  3.650                             12/01/95                               3,500
                                                                                               --------
                                                                                                  4,500
-------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL INVESTMENTS                                                                    $766,902
-------------------------------------------------------------------------------------------------------

OTHER--0.6%
 AIM Tax Free Money Market Fund

  500                   3.570%                                    --                                   $    500

 Dreyfus Tax Exempt Cash Management
  Fund
  900                   3.573                                     --                                        900

 Federated Tax Free Trust Money Market
  Fund #15
2,434                   3.660                                     --                                      2,434

 Federated Tax Free Trust Money Market
  Fund #73
  819                   3.420                                     --                                        819

 Provident Muni Fund
  421                   3.390                                     --                                        421
---------------------------------------------------------------------------------------------------------------
TOTAL OTHER                                                                                            $  5,074
---------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--96.1%                                                                               $771,976
---------------------------------------------------------------------------------------------------------------
Other assets, less liabilities--3.9%                                                                     31,754
---------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                     $803,730
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
INVESTMENT ABBREVIATIONS AND NOTES:

AMBAC     --American Municipal Bond Assurance Corp.
BAN       --Bond Anticipation Note
BTP       --Bankers Trust Partnership
CGIC      --Capital Guaranty Insurance Co.
Colld.    --Collateralized
CP        --Commercial Paper
FGIC      --Financial Guaranty Insurance Corp.
FNMA      --Federal National Mortgage Association
FRN       --Floating Rate Note
FSAC      --Financial Security Assurance Corp.
GO        --General Obligation
Gtd.      --Guaranteed
IDA       --Industrial Development Authority
IDR       --Industrial Development Revenue
IRC       --Irrevocable Revolving Credit
JPMP      --J.P. Morgan Partnership
LOC       --Letter of Credit
MBIA      --Municipal Bond Insurance Association
MGT       --Morgan Guaranty Trust
ML SG     --Merrill Lynch/Societe Generale
P-Floats  --Puttable Floating Rate Security
PCR       --Pollution Control Revenue
RAW       --Revenue Anticipation Warrant
TOB       --Tender Option Bond
TOCR      --Tender Option Custodial Receipt
TRAN      --Tax and Revenue Anticipation Note
VRDN      --Variable Rate Demand Note

--The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

--Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

--Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

--The amortized cost also represents cost for federal income tax purposes.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1995
(Amounts in thousands, except net asset value per unit)

                                 Diversified             Government
                                   Assets     Government   Select   Tax-Exempt
                                  Portfolio   Portfolio  Portfolio  Portfolio
------------------------------------------------------------------------------
ASSETS:
Investments in securities, at
 amortized cost                  $2,038,306    $592,986   $685,847   $771,976
Repurchase agreements, at cost      428,305     299,763         --         --
Cash                                 48,881          --         --         --
Receivables:
 Interest                             6,052       1,037        340      6,680
 Fund units sold                    673,549      50,606     16,337     58,356
 Investment securities sold              --          --         --     10,870
 Administrator                           --          28         27         17
Other assets                             37           8          5         15
------------------------------------------------------------------------------
TOTAL ASSETS                      3,195,130     944,428    702,556    847,914
------------------------------------------------------------------------------
LIABILITIES:
Due to Custodian                         --          --         --      1,390
Payable for:
 Fund units redeemed                513,919      40,149      4,299     34,430
 Investment securities purchased     58,648      49,563     10,000      5,840
 Distributions to unitholders        11,315       3,750      2,953      2,232
Accrued expenses:
 Advisory fees                          510         174         54        156
 Administration fees                    144          77         67         73
 Custodian fees                          36           8          6          7
 Transfer agent fees                     49           5         10          9
Other liabilities                       162          38         25         47
------------------------------------------------------------------------------
TOTAL LIABILITIES                   584,783      93,764     17,414     44,184
------------------------------------------------------------------------------
NET ASSETS                       $2,610,347    $850,664   $685,142   $803,730
------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital                  $2,612,248    $851,102   $685,315   $803,691
Accumulated net realized gain
 (loss) on investment transac-
 tions                               (1,901)       (438)      (173)        39
------------------------------------------------------------------------------
NET ASSETS                       $2,610,347    $850,664   $685,142   $803,730
------------------------------------------------------------------------------
Total units outstanding (no par
 value), unlimited units autho-
 rized                            2,612,248     851,102    685,315    803,691
------------------------------------------------------------------------------
Net asset value, offering and
 redemption price per unit (net
 assets/units outstanding)            $1.00       $1.00      $1.00      $1.00
------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1995
(All amounts in thousands)

                                 Diversified            Government
                                   Assets    Government   Select   Tax-Exempt
                                  Portfolio  Portfolio  Portfolio  Portfolio
-----------------------------------------------------------------------------
INVESTMENT INCOME                 $169,238    $45,327    $33,397    $26,869
-----------------------------------------------------------------------------
EXPENSES:
Investment advisory fees             7,081      1,939      1,423      1,687
Administration fees                  1,929        895        752        828
Custodian fees                         318        101         75         98
Transfer agent fees                    110         32         25         32
Registration fees                       14         14          1         --
Professional fees                      119         26         26         29
Trustee fees                            73         22         12         21
Other                                   75         55         25         66
-----------------------------------------------------------------------------
TOTAL EXPENSES                       9,719      3,084      2,339      2,761
Less: Voluntary waivers of in-
 vestment advisory fees                 --         --       (854)        --
Less: Expenses reimbursable by
 Administrator                          --       (370)      (347)      (390)
-----------------------------------------------------------------------------
Net expenses                         9,719      2,714      1,138      2,371
-----------------------------------------------------------------------------
NET INVESTMENT INCOME              159,519     42,613     32,259     24,498
Net realized gain (loss) on in-
 vestment transactions              (1,460)      (828)       (73)        48
-----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RE-
 SULTING FROM OPERATIONS          $158,059    $41,785    $32,186    $24,546
-----------------------------------------------------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1995 and 1994
(Amounts in thousands)

                     Diversified Assets                                     Government Select
                          Portfolio             Government Portfolio            Portfolio           Tax-Exempt Portfolio
                  --------------------------  -------------------------  ------------------------  ------------------------
                      1995          1994          1995         1994         1995         1994         1995         1994
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM:
OPERATIONS:
 Net investment
  income          $    159,519  $    116,513  $     42,613  $    32,931  $    32,259  $    15,868  $    24,498  $    25,174
 Net realized
  gain (loss) on
  investment
  transactions          (1,460)       (1,955)         (828)        (517)         (73)        (212)          48           27
----------------------------------------------------------------------------------------------------------------------------
Net increase in
 net assets re-
 sulting from
 operations            158,059       114,558        41,785       32,414       32,186       15,656       24,546       25,201
----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS:
 Net investment
  income              (159,519)     (116,513)      (42,613)     (32,931)     (32,259)     (15,868)     (24,498)     (25,174)
 Net realized
  gain on in-
  vestment
  transactions              --            --            --           --           --           --           --          (27)
 In excess of
  net realized
  gain on in-
  vestment
  transactions              --            (5)           --           (8)          --           (3)          --           (9)
----------------------------------------------------------------------------------------------------------------------------
Total distribu-
 tions to
 unitholders          (159,519)     (116,518)      (42,613)     (32,939)     (32,259)     (15,871)     (24,498)     (25,210)
----------------------------------------------------------------------------------------------------------------------------
UNIT TRANSAC-
 TIONS
 (AT $1.00 PER
  UNIT):
 Proceeds from
  the sale of
  units             43,084,716    33,080,284    10,203,042    8,096,549    3,588,011    1,418,799    5,729,794    5,280,315
 Cost of units
  redeemed         (43,366,308)  (33,386,732)  (10,140,281)  (8,373,913)  (3,396,629)  (1,311,373)  (5,779,215)  (5,619,135)
----------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease) in
 net assets re-
 sulting
 from unit
 transactions         (281,592)     (306,448)       62,761     (277,364)     191,382      107,426      (49,421)    (338,820)
----------------------------------------------------------------------------------------------------------------------------
CAPITAL
 CONTRIBUTIONS
 RECEIVED FROM
 NORTHERN TRUST
 CORPORATION             1,519            --           915           --          115           --           --           --
----------------------------------------------------------------------------------------------------------------------------
Net increase
 (decrease)           (281,533)     (308,408)       62,848     (277,889)     191,424      107,211      (49,373)    (338,829)
Net assets--be-
 ginning of year     2,891,880     3,200,288       787,816    1,065,705      493,718      386,507      853,103    1,191,932
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END
 OF YEAR          $  2,610,347  $  2,891,880  $    850,664  $   787,816  $   685,142  $   493,718  $   803,730  $   853,103
----------------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Diversified Assets Portfolio

                        1995        1994        1993        1992        1991        1990        1989        1988        1987
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF
YEAR                   $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                 0.06        0.04        0.03        0.04        0.06        0.08        0.09        0.07        0.06
-----------------------------------------------------------------------------------------------------------------------------
Total income
from investment
operations              0.06        0.04        0.03        0.04        0.06        0.08        0.09        0.07        0.06
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS
FROM:
 Net investment
 income                (0.06)      (0.04)      (0.03)      (0.04)      (0.06)      (0.08)      (0.09)      (0.07)      (0.06)
-----------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders            (0.06)      (0.04)      (0.03)      (0.04)      (0.06)      (0.08)      (0.09)      (0.07)      (0.06)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR            $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return
(a)(b)                  5.78%       3.92%       3.00%       3.80%       6.19%       8.01%       8.98%       7.15%       6.30%
Ratios to aver-
age net assets:
 Net expenses           0.34%       0.35%       0.34%       0.34%       0.35%       0.35%       0.37%       0.39%       0.41%
 Net investment
 income                 5.63%       3.74%       3.00%       3.79%       6.18%       8.01%       8.98%       7.15%       6.30%
Ratios to aver-
age net assets
assuming no vol-
untary waiver of
advisory and ad-
ministration
fees and maximum
non-reimbursable
expenses:
 Net expenses           0.34%       0.35%       0.35%       0.35%       0.36%       0.36%       0.37%       0.39%       0.41%
 Net investment
 income                 5.63%       3.74%       2.99%       3.78%       6.17%       8.00%       8.98%       7.15%       6.30%
Net assets at
end of year (in
thousands)        $2,610,347  $2,891,880  $3,200,288  $2,801,744  $2,784,485  $2,192,756  $1,871,713  $1,528,203  $1,533,941
-----------------------------------------------------------------------------------------------------------------------------
                        1986
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF
YEAR                   $1.00
INCOME FROM IN-
VESTMENT OPERA-
TIONS:
 Net investment
 income                 0.07
-----------------------------------------------------------------------------------------------------------------------------
Total income
from investment
operations              0.07
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS
FROM:
 Net investment
 income                (0.07)
-----------------------------------------------------------------------------------------------------------------------------
Total distribu-
tions to
unitholders            (0.07)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
END OF YEAR            $1.00
-----------------------------------------------------------------------------------------------------------------------------
Total return
(a)(b)                  6.56%
Ratios to aver-
age net assets:
 Net expenses           0.40%
 Net investment
 income                 6.56%
Ratios to aver-
age net assets
assuming no vol-
untary waiver of
advisory and ad-
ministration
fees and maximum
non-reimbursable
expenses:
 Net expenses           0.40%
 Net investment
 income                 6.56%
Net assets at
end of year (in
thousands)        $1,080,659
-----------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Total return for the year ended November 30, 1995 would have been 5.73% absent the effect of a capital contribution equivalent to $.0005 per share received from Northern Trust Corporation.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Government Portfolio

                              1995      1994        1993        1992      1991      1990      1989      1988      1987      1986
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR                 $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income        0.06      0.04        0.03        0.04      0.06      0.08      0.09      0.07      0.06      0.06
---------------------------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations           0.06      0.04        0.03        0.04      0.06      0.08      0.09      0.07      0.06      0.06
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income       (0.06)    (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)    (0.07)    (0.06)    (0.06)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to
unitholders                  (0.06)    (0.04)      (0.03)      (0.04)    (0.06)    (0.08)    (0.09)    (0.07)    (0.06)    (0.06)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                         $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)(b)           5.64%     3.78%       2.91%       3.91%     6.18%     7.89%     8.63%     6.83%     6.15%     5.94%
Ratios to average net
assets:
 Net expenses                 0.35%     0.34%       0.34%       0.34%     0.35%     0.37%     0.50%     0.54%     0.44%     0.40%
 Net investment income        5.49%     3.60%       2.92%       3.71%     6.03%     7.88%     8.63%     6.83%     6.15%     5.94%
Ratios to average net
assets assuming no vol-
untary waiver of advi-
sory and administration
fees and maximum non-re-
imbursable expenses:
 Net expenses                 0.35%     0.35%       0.35%       0.40%     0.40%     0.46%     0.50%     0.55%     0.55%     0.62%
 Net investment income        5.49%     3.59%       2.91%       3.65%     5.98%     7.79%     8.63%     6.82%     6.04%     5.72%
Net assets at end of
year (in thousands)       $850,664  $787,816  $1,065,705  $1,163,905  $895,405  $971,720  $423,517  $335,301  $218,530  $160,542
---------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the year.
(b) Total return for the year ended November 30, 1995 would have been 5.53% absent the effect of a capital contribution equivalent to $.0011 per share received from Northern Trust Corporation.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Government Select Portfolio

                              1995      1994      1993      1992      1991     1990 (a)
---------------------------------------------------------------------------------------
NET ASSET VALUE,
BEGINNING OF PERIOD          $1.00     $1.00     $1.00     $1.00     $1.00    $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income        0.06      0.04      0.03      0.04      0.06     0.01
---------------------------------------------------------------------------------------
Total income from
investment operations         0.06      0.04      0.03      0.04      0.06     0.01
---------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income       (0.06)    (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
---------------------------------------------------------------------------------------
Total distributions to
unitholders                  (0.06)    (0.04)    (0.03)    (0.04)    (0.06)   (0.01)
---------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                       $1.00     $1.00     $1.00     $1.00     $1.00    $1.00
---------------------------------------------------------------------------------------
Total return (b)(c)           5.82%     3.84%     3.00%     3.71%     5.82%    0.50%
Ratios to average net
assets (d):
 Net expenses                 0.20%     0.20%     0.20%     0.20%     0.20%    0.20%
 Net investment income        5.67%     3.83%     2.99%     3.70%     5.78%    7.65%
Ratios to average to net
assets assuming no
voluntary waiver of
advisory and
administration fees and
maximum non-reimbursable
expenses (d):
 Net expenses                 0.35%     0.35%     0.35%     0.52%     0.60%    1.33%
 Net investment income        5.52%     3.68%     2.84%     3.38%     5.38%    6.52%
Net assets at end of
period (in thousands)     $685,142  $493,718  $386,507  $264,756  $160,750  $44,215
---------------------------------------------------------------------------------------

(a) Commenced investment operations on November 7, 1990.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Total return for the year ended November 30, 1995 would have been 5.80% absent the effect of a capital contribution equivalent to $.0002 per share received from Northern Trust Corporation.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Tax-Exempt Portfolio

                              1995      1994        1993        1992      1991      1990      1989      1988      1987      1986
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR                 $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income        0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05      0.04      0.04
---------------------------------------------------------------------------------------------------------------------------------
Total income from in-
vestment operations           0.04      0.02        0.02        0.03      0.05      0.06      0.06      0.05      0.04      0.04
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
UNITHOLDERS FROM:
 Net investment income       (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)    (0.04)    (0.04)
---------------------------------------------------------------------------------------------------------------------------------
Total distributions to
unitholders                  (0.04)    (0.02)      (0.02)      (0.03)    (0.05)    (0.06)    (0.06)    (0.05)    (0.04)    (0.04)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
YEAR                         $1.00     $1.00       $1.00       $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)              3.71%     2.62%       2.27%       2.97%     4.57%     5.71%     6.04%     4.92%     4.00%     4.30%
Ratios to average net
assets:
 Net expenses                 0.35%     0.35%       0.34%       0.34%     0.35%     0.36%     0.49%     0.48%     0.45%     0.47%
 Net investment income        3.63%     2.40%       2.27%       2.95%     4.57%     5.71%     6.03%     4.92%     4.00%     4.30%
Ratios to average net
assets assuming no vol-
untary waiver of advi-
sory and administration
fees and maximum non-re-
imbursable expenses:
 Net expenses                 0.35%     0.35%       0.35%       0.39%     0.40%     0.43%     0.49%     0.48%     0.46%     0.50%
 Net investment income        3.63%     2.40%       2.26%       2.90%     4.52%     5.64%     6.03%     4.92%     3.99%     4.27%
Net assets at end of
year (in thousands)       $803,730  $853,103  $1,191,932  $1,226,480  $872,405  $752,257  $545,215  $529,680  $410,772  $456,467
---------------------------------------------------------------------------------------------------------------------------------

(a) Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at the end of the year.

See accompanying notes to financial statements.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
November 30, 1995
1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes sixteen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the money market portfolios.
 The Trust includes four diversified money market portfolios: Diversified
Assets Portfolio, Government Portfolio, Government Select Portfolio and Tax-Exempt Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed:

(a) Investment Valuation
Investments are valued at amortized cost, which approximates market value. Under the amortized cost method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(c) Interest Income
Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(d) Federal Taxes
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and tax-exempt income to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1995, the Trust's most recent tax year end, there were capital loss carryforwards for U.S. federal tax purposes of approximately $1,901,000, $438,000 and $173,000 for the Diversified Assets, Government and Government Select Portfolios, respectively. These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations. These capital loss carryforwards expire in 2002.

(e) Expenses
Expenses arising in connection with a specific portfolio are allocated to that portfolio. Expenses incurred which do not specifically relate to an individual portfolio are allocated among the portfolios based on each portfolio's relative net assets.

(f) Distributions
Each Portfolio's net investment income is declared daily as a dividend to unitholders of record as of
3:00 p.m., Chicago time. Prior to March 1, 1994, short-term capital gains, if any, were declared daily. Commencing March 1, 1994, net realized short-term capital gains, if any, are declared and distributed at least annually.
 Distributions of net investment income with respect to a calendar month (including with respect to units redeemed at any time during the month) are made as soon as practicable following the end of the month. Distributions are made by the portfolios to Northern in cash. Northern has undertaken to credit or arrange for the crediting of such distributions to each unitholder's account with Northern, its affiliates or its correspondents.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1995

3. ADVISORY, TRANSFER AGENCY, CUSTODIAN AND OTHER AGREEMENTS
As compensation for the services rendered as investment adviser, including the assumption by Northern of the expenses related thereto, Northern is entitled to a fee, computed daily and payable monthly, at an annual rate of .25% of each portfolio's average daily net assets.
 Until further notice, Northern has voluntarily agreed to waive .15% of its advisory fee for the Government Select Portfolio, reducing such fee to .10% per annum. The effect of this waiver by Northern for the year ended November 30, 1995 was to reduce advisory fees by approximately $854,000.
 As compensation for the services rendered as custodian and transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.
 The Trust and Northern Trust Corporation (the "Corporation") entered into an agreement (the "Put Agreement") dated May 19, 1994 which provided the Trust the right to require the Corporation to purchase, and the Corporation the right to require the Trust to sell, certain Federal Home Loan and Federal Farm Credit Banks securities held by the Diversified Assets, Government and Government Select Portfolios on or before June 19, 1995 (the "final purchase date"). The purchase price under the Put Agreement was the greater of the amortized cost value or market value on the date of purchase.
 On May 25, 1995, pursuant to the Put Agreement, the Corporation notified the Trust of its intent to exercise its right to require the Trust to sell these securities, on the final purchase date. On June 19, 1995, the Corporation purchased these securities at amortized cost, which exceeded market value by approximately $1,519,000, $915,000 and $115,000 for the Diversified Assets, Government and Government Select Portfolios, respectively. The Portfolios recorded realized losses to the extent the purchase price exceeded market value of the securities. The Portfolios received capital contributions from the Corporation in connection with the Put Agreement, which served to offset such losses. The net realized losses on the sale of these securities are not deductible for federal income tax purposes. As a result, the Portfolios reclassified an amount equal to the net realized losses on the sale of these securities from "accumulated net realized gain (loss) on investment transactions" to "paid-in capital." This reclassification had no effect on the net assets of the Portfolios and was designed to present the Portfolios' capital accounts on a tax basis.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
As compensation for the services rendered as administrator, and the assumption by Goldman Sachs of expenses related thereto, Goldman Sachs is entitled to receive from each portfolio a fee, computed daily and payable monthly, at an annual rate of .25% of the first $100 million, .15% of the next $200 million,
 .075% of the next $450 million and .05% of any excess over $750 million of the average daily net assets of each portfolio. Goldman Sachs receives no compensation under the Distribution Agreement.
 Goldman Sachs has voluntarily agreed to waive a portion of its administration fees in the event that overall administration fees earned during the prior fiscal year exceeded certain specified levels. For the year ended November 30, 1995, there was no reduction in administration fees due to this waiver.
 Furthermore, Goldman Sachs has agreed to reimburse the portfolios for certain expenses in the event that such expenses, as defined, exceed, on an annualized basis, .10% of each portfolio's average daily net assets. The effect of these reimbursements by Goldman Sachs for the year ended November 30, 1995 was to reduce the expenses of the Government, Government Select and Tax-Exempt Portfolios by approximately $370,000, $347,000 and $390,000, respectively.

--------------------------------------------------------------------------------

5. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 There were no borrowings under this arrangement during the year ended November 30, 1995.

The Benchmark Funds
Money Market Portfolios
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS


To the Unitholders and Trustees of
The Benchmark Funds
Money Market Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Diversified Assets, Government, Government Select and Tax-Exempt Portfolios, comprising the Money Market Portfolios of The Benchmark Funds, as of November 30, 1995, and the related statements of operations for the year then ended and changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investments owned at November 30, 1995 by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Diversified Assets, Government, Government Select and Tax-Exempt Portfolios, comprising the Money Market Portfolios of The Benchmark Funds, at November 30, 1995, the results of their operations and the changes in their net assets and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

[SIGNATURE LOGO ERNST & YOUNG LLP]

Chicago, Illinois
January 16, 1996

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
William B. Jordan
Frederick T. Kelsey
Richard P. Strubel

Officers

Marcia L. Beck, President
Paul W. Klug, Jr., Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

Independent Auditors

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107

 This Annual Report is
authorized for distribution to
prospective investors only
when preceded or accompanied
by a Prospectus which contains
facts concerning the
objectives and policies,
management expenses and other
information.


The
Benchmark
Funds

Money
Market
Portfolios



          Annual Report
          November 30, 1995

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK BALANCED PORTFOLIO

The portfolio invested nearly all of its cash assets, and was able to post an attractive 20.22% return, during fiscal year 1995. Although the portfolio underperformed its composite index, its annual return is well above the historical average return for a conservative balanced fund.
  We attribute the portfolio's underperformance to its lack of technology securities, relative to other balanced portfolios, and to our less-than-aggressive stance on interest-rate-sensitive stocks--the top performers for 1995. But, by keeping cash reserves low, we were able to invest more assets in stocks and bonds, keeping the portfolio's overall return healthy.
  We manage the portfolio conservatively, and it is designed to provide a reasonably stable return over the long term. Because of our conservative stance, it is difficult for the portfolio to keep pace with the market during very robust periods of stock and bond performance, as was the case in 1995. On the other hand, during stock market downturns, the portfolio's structure should give the portfolio a competitive advantage relative to many other balanced funds.
  During the next 12 months, we do not anticipate making any dramatic changes to the portfolio's asset allocation. Within the equity portion of the portfolio, we will continue to emphasize holdings with better-than-average growth characteristics. Within the bond portion, we will continue to emphasize very high-quality investments.

John Zielinski, Portfolio Manager



                       COMPARISON OF CHANGE IN VALUE OF
                       $10,000 INVESTMENT IN BENCHMARK
                        BALANCED PORTFOLIO VS. S&P 500
                       COMPOSITE STOCK PRICE INDEX, THE
                         LEHMAN BROTHERS INTERMEDIATE
                      GOVERNMENT/CORPORATE INDEX AND THE
                                COMPOSITE INDEX

                             [GRAPH APPEARS HERE]


CLASS A UNITS  Balanced Portfolio  S&P 500  Lehman Brothers  Composite Index
               -------------------------------------------------------------
  7/1/93          $10,000          $10,000     $10,000           $10,000
11/30/93           10,312           10,372      10,195            10,290
11/30/94            9,821           10,485      10,009            10,299
11/30/95           11,807           14,365      11,462            12,974
           Past performance is not predictive of future performance.


   Average Annual Total Returns
        For Periods Ended           Class A   S&P      Lehman   Composite
        November 30, 1995:           Units    500     Brothers   Index*
-------------------------------------------------------------------------
One Year:                           20.22%   37.00%    14.51%    25.97%
-------------------------------------------------------------------------
Since Commencement on 7/1/93:        7.11%   16.15&     5.81%    11.40%
-------------------------------------------------------------------------
*The Composite Index consists of 55%, 40% and 5% of the S&P 500, The Lehman
 Brothers Intermediate Government/Corporate Index and 91-Day Treasury Bills, respectively.

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company or its affiliates, and are not federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

THE BENCHMARK DIVERSIFIED GROWTH PORTFOLIO

While the portfolio's Class A units fiscal-year return of 24.55% is very attractive on a historical basis, it nevertheless lagged behind the return on the S&P 500 Index. This was due to a combination of factors, including the portfolio's focus on quality growth stocks and the capitalization difference between the portfolio and the Index.
  During the period, quality growth stocks continued to lag behind those with rapidly accelerating earnings. When earnings grow rapidly, the premium investors are willing to pay for consistent quality growth is lessened, causing these stocks to underperform. In addition, the S&P 500 Index consists mainly of large-capitalization stocks, while the portfolio has a mid-capitalization bias relative to the Index. Stocks of larger companies performed much better than their smaller counterparts, particularly during the first half of the fiscal year.
  While the portfolio experienced significant stock turnover during the year, its sector composition did not change much. The portfolio is designed to closely align its sector weightings to the market's. We maintained a slight underweighting in capital goods, and we reduced our slight overweighting in technology to a market weight. This move contributed to the portfolio's underperformance, as technology stocks soared during the period. However, we suspect that this level of performance among technology stocks will not continue into 1996, and we plan to maintain a market weighting in this sector.
  Going forward, we will continue to search for stocks that exhibit the quality growth characteristics that should make them good performers over time.

Bill Proskow, Portfolio Manager



                         COMPARISON OF CHANGE IN VALUE
                      OF $10,000 INVESTMENT IN BENCHMARK
                     DIVERSIFIED GROWTH PORTFOLIO VS. THE
                      S&P 500 COMPOSITE STOCK PRICE INDEX

                             [GRAPHS APPEAR HERE]


CLASS A UNITS                Diversified Growth              S&P 500
                             -------------------------------------------
 1/11/93                        $10,000                      $10,000
11/30/93                         10,739                       11,042
11/30/94                          9,989                       11,162
11/30/95                         12,442                       15,292
           Past performance is not predictive of future performance.


   Average Annual Total Returns
        For Periods Ended           Class A             S&P 500
        November 30, 1995:           Units               Index
----------------------------------------------------------------------
One Year:                           24.55%               37.00%
----------------------------------------------------------------------
Since Commencement on 1/11/93:       7.86%               15.84%
----------------------------------------------------------------------

CLASS D UNITS                Diversified Growth              S&P 500
                             -------------------------------------------
 9/14/94                        $10,000                      $10,000
11/30/94                          9,482                        9,738
11/30/95                         11,776                       13,341
           Past performance is not predictive of future performance.

   Average Annual Total Returns
        For Periods Ended           Class D             S&P 500
        November 30, 1995:           Units               Index
----------------------------------------------------------------------
One Year:                           24.19%               37.00%
----------------------------------------------------------------------
Since Commencement on 9/14/94:      14.42%               26.80%
----------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BENCHMARK EQUITY INDEX PORTFOLIO

The strength of the stock market itself was the overwhelming factor influencing the portfolio's impressive return. The slight underperformance relative to the S&P 500 Index mainly was due to expenses charged to the portfolio. Additionally, a drag was created because we were not able to immediately invest accruals, and we could not invest each day's net admissions until the following morning.
  Using a passive investment approach, we place substantially all of the portfolio's assets into the securities that comprise the S&P 500 Index. Portfolio sector weightings mimic those of the Index. When changes occur in the Index, we alter the portfolio composition accordingly. Corporate mergers and acquisitions accounted for 18 changes in the Index and, subsequently, our portfolio during fiscal year 1995. Also, spinoffs resulted in three changes, and decisions by the S&P to restructure certain industry sectors resulted in another four. All of these changes, as well as major alterations in capitalization among individual stocks, were reflected in the portfolio when they occurred in the Index.
  The portfolio is designed to provide returns that approximate those of the large capitalization sectors of the equity market, as defined by the S&P 500. It provides a cost-efficient, well-diversified way to gain exposure to that market.
  During the next 12 months, we will continue to follow a passive index strategy designed to provide market returns.

Judy Bednar, Portfolio Manager


                       COMPARISON OF CHANGE IN VALUE OF
                    $10,000 INVESTMENT IN BENCHMARK EQUITY
                        INDEX PORTFOLIO VS. THE S&P 500
                          COMPOSITE STOCK PRICE INDEX

                             [GRAPHS APPEAR HERE]

CLASS A UNITS                Short-Intermediate          Merrill Lynch
                             -------------------------------------------
 1/11/93                        $10,000                      $10,000
11/30/93                         11,009                       11,042
11/30/94                         11,105                       11,162
11/30/95                         15,169                       15,292
           Past performance is not predictive of future performance.


   Average Annual Total Returns
        For Periods Ended             Class A           S&P 500
        November 30, 1995:             Units             Index
----------------------------------------------------------------------
One Year:                           36.60%               37.00%
----------------------------------------------------------------------
Since Commencement on 1/11/93:      15.52%               15.84%
----------------------------------------------------------------------

CLASS C UNITS                Equity Index                    S&P 500
                             -------------------------------------------
 9/29/95                        $10,000                      $10,000
11/30/95                         10,373                       10,402
           Past performance is not predictive of future performance.

   Average Annual Total Returns
        For Periods Ended             Class C           S&P 500
        November 30, 1995:             Units             Index
----------------------------------------------------------------------
Since Commencement on 9/29/95:         3.73%              4.02%
----------------------------------------------------------------------
Average Annual Total Returns are not annualized for periods less than one year.

CLASS D UNITS                Equity Index                    S&P 500
                             -------------------------------------------
 9/14/94                        $10,000                      $10,000
11/30/94                          9,735                        9,738
11/30/95                         13,259                       13,341
           Past performance is not predictive of future performance.

   Average Annual Total Returns
        For Periods Ended             Class D           S&P 500
        November 30, 1995:             Units             Index
----------------------------------------------------------------------
One Year:                             36.20%             37.00%
----------------------------------------------------------------------
Since Commencement on 9/29/95:        26.17%             26.80%
----------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK FOCUSED GROWTH PORTFOLIO

While the Class A units of the portfolio posted a strong 28.38% return for the fiscal year, it nevertheless underperformed the S&P 500 Index. This was due to limited exposure to financial services companies early in the year, when we felt that inflation and interest rates would move higher. When it became clear that rates would continue declining, we increased the number of financial companies in the portfolio.
  In addition, while the portfolio owned a number of technology companies, we misjudged the longevity of the upward move that these stocks enjoyed. We also failed to participate fully in the semiconductor area, the sector that experienced the greatest appreciation.
  We currently are emphasizing the capital goods, services and healthcare segments of the market. While we often attempt to attribute our results to sector exposure, we ultimately try to select individual companies that will prosper in the future due to what we believe are financial and operational strengths. Consequently, when certain market sectors perform very well--as the technology and financial areas did in fiscal 1995--companies producing just average business results may nevertheless benefit from the "rising tide." As a result, the portfolio's return may differ significantly from the market averages for a limited period of time.
  The growth stocks that pass our selection criteria tend to do best when economic growth and interest rates are stable, which we feel will be the case in 1996. We are therefore optimistic about our ability to produce good results next year.

Tom Kirkenmeier, Portfolio Manager

                       COMPARISON OF CHANGE IN VALUE OF
                        $10,000 INVESTMENT IN BENCHMARK
                                FOCUSED GROWTH
                           PORTFOLIO VS. THE S&P 500
                          COMPOSITE STOCK PRICE INDEX


                             [GRAPHS APPEAR HERE]

                                 Focused
Class A Units                Growth Portfolio                S&P 500
----------------------------------------------------------------------
  7/1/93                        $10,000                      $10,000
11/30/93                         10,433                       10,372
11/30/94                          9,791                       10,485
11/30/95                         12,570                       14,365

           Past performance is not predictive of future performance.

  Average Annual Total Returns
        For Periods Ended              Class A              S&P 500
       November 30, 1995:               Units                Index
-------------------------------------------------------------------
  One Year:                             28.38%               37.00%
-------------------------------------------------------------------
  Since Commencement on 7/1/93:          9.92%               16.15%
-------------------------------------------------------------------

                                 Focused
Class D Units                Growth Portfolio                S&P 500
----------------------------------------------------------------------
 12/8/94                         $10,000                     $10,000
11/30/95                          13,100                      13,767

            Past performance is not predictive of future performance

   Average Annual Total Returns
         For Period Ended              Class D           S&P 500
        November 30, 1995:              Units             Index
----------------------------------------------------------------
  [S]                                  [C]               [C]
  Since Commencement on 12/8/94:       31.00%            37.67%
----------------------------------------------------------------

Average Annual Total Returns are not annualized for periods less than one year.

--------------------------------------------------------------------------------
THE BENCHMARK INTERNATIONAL GROWTH PORTFOLIO

The portfolio's heavy weighting in Japan and emerging global markets during the fiscal year were key factors in its underperformance relative to its benchmark index. Both areas experienced market declines, which hurt the portfolio's performance. Furthermore, the portfolio was underweighted in investments in Europe, where we saw a currency rally.
  Despite the declining markets in Japan and the emerging countries during 1995, we feel the landscape should change positively in 1996. The Japanese economy should start to turn around, since the government is making great strides to resolve its financial crisis. As a result, the country's equity market should be affected positively.
  Investors lost confidence in emerging markets because of the Mexican crisis in late 1994 and early 1995. The result was wholesale dumping of these stocks, which led to portfolio underperformance. Going forward, we believe that investors will return to these markets because they are now at low valuation levels. In addition, they typically outperform in a low-interest-rate environment.
  Portfolio investors should keep in mind that there always will be volatility in the stock markets of emerging countries. And, because of international currency exposure, the portfolio will encounter currency volatility, which was the case in 1995. Looking ahead, we will continue to emphasize countries rather than economic sectors. Focal areas for the next 12 months include Japan, Europe and the emerging markets.

Bob LaFleur, Portfolio Manager

                       COMPARISON OF CHANGE IN VALUE OF
                        $10,000 INVESTMENT IN BENCHMARK
                      INTERNATIONAL  GROWTH PORTFOLIO VS.
                     THE MORGAN STANLEY EUROPE, AUSTRALIA
                              AND FAR EAST INDEX
 -----------------------------------------------------------------------------
                             [GRAPHS APPEAR HERE]

                               International
Class A Units                Growth Portfolio              EAFE Index
-------------------------------------------------------------------------
 3/28/94                        $10,000                      $10,000
11/30/94                         10,211                       10,204
11/30/95                          9,974                       10,976
-------------------------------------------------------------------------
           Past performance is not predictive of future performance.

   Average Annual Total Returns
        For Periods Ended             Class A         EAFE
        November 30, 1995:             Units          Index
-----------------------------------------------------------
  One Year:                           -2.32%          7.57%
-----------------------------------------------------------
  Since Commencement on 3/28/94:      -0.15%          5.70%
-------------------------------------------------------------------------

                               International
Class D Units                Growth Portfolio              EAFE Index
-------------------------------------------------------------------------
11/16/94                        $10,000                      $10,000
11/30/94                          9,749                        9,823
11/30/95                          9,478                       10,567
-------------------------------------------------------------------------
           Past performance is not predictive of future performance.

   Average Annual Total Returns
         For Periods Ended            Class D           EAFE
        November 30, 1995:             Units            Index
-------------------------------------------------------------
  One Year:                           -2.78%            7.57%
-------------------------------------------------------------
  Since Commencement on 11/16/94:     -5.02%            5.44%
-------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK SMALL COMPANY INDEX PORTFOLIO

Small capitalization stocks, as measured by the Russell 2000 Index, underperformed larger capitalization stocks, represented by the S&P 500 Index, by 8.7% during the fiscal year. During the period December 1, 1994 through November 30, 1995, the Russell 2000 was up 28.28%, while the S&P 500 increased 37.00%.
  The portfolio's performance for the fiscal year was slightly less than that of the Russell 2000 Index, due primarily to expenses charged to the portfolio. In addition, certain securities were weighted slightly differently in the portfolio than they were in the Index.
  The major changes to the portfolio occurred in June, with the Russell 2000 Index reconstitution. Once a year, all eligible securities in the Index are re-ranked according to market capitalization. This activity resulted in the addition and deletion of about 400 stocks in the Index, which resulted in a market capitalization turnover of 35%. These changes were incorporated into the portfolio at the end of June, 1995.
  At the end of fiscal year 1995, the Index included 1,950 companies. The market capitalizations of these companies, adjusted for cross holdings, ranged from $7.9 million to $1.6 billion. The average market capitalization of the Index's companies was $275 million.
  Going forward, we will continue to keep the portfolio aligned with the Russell 2000 Index. Our ongoing objective is to closely approximate the Index's return.

Susan French, Portfolio Manager
                       COMPARISON OF CHANGE IN VALUE OF
                        $10,000 INVESTMENT IN BENCHMARK
                          SMALL COMPANY PORTFOLIO VS.
                      THE RUSSELL 2000 SMALL STOCK INDEX
 -----------------------------------------------------------------------------
                             [GRAPHS APPEAR HERE]

                            Small Company
Class A Units                  Portfolio                  Russell 2000
---------------------------------------------------------------------------
 1/11/93                        $10,000                      $10,000
11/30/93                         11,409                       11,515
11/30/94                         11,233                       11,363
11/30/95                         14,352                       14,576
---------------------------------------------------------------------------
           Past performance is not predictive of future performance.

   Average Annual Total Returns
        For Periods Ended             Class A      Russell 2000
        November 30, 1995:             Units          Index
---------------------------------------------------------------
  One Year:                           27.76%          28.28%
---------------------------------------------------------------
  Since Commencement on 1/11/93:      13.33%          13.94%
---------------------------------------------------------------------------
Average Annual Total Returns are not annualized for periods less than one year.

                             Small Company
Class D Units                  Portfolio                  Russell 2000
-----------------------------------------------------------------------------
12/11/94                        $10,000                      $10,000
11/30/95                         13,050                       13,263
-----------------------------------------------------------------------------
           Past performance is not predictive of future performance.

   Average Annual Total Returns
         For Period Ended              Class D        Russell 2000
        November 30, 1995:              Units            Index
------------------------------------------------------------------
  Since Commencement on 12/11/94:      30.50%            32.63%
------------------------------------------------------------------
Average Annual Total Returns are not annualized for periods less than one year.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares  Description                         Value
---------------------------------------------------
                               BALANCED PORTFOLIO
 COMMON STOCKS--55.4%
 BANKING--1.7%
   8,200 Banc One Corp.                     $   313
   7,700 First USA, Inc.                        353
                                            -------
                                                666
 BROKERAGE SERVICES--0.5%
   8,200 Schwab (Charles) Corp.                 199
 CHEMICALS AND ALLIED PRODUCTS--4.0%
   4,500 Air Products and Chemicals, Inc.       250
   5,400 IDEXX Laboratories, Inc.*              240
   4,900 Merck & Co., Inc.                      303
   9,111 Morton International, Inc.             315
   6,900 Praxair, Inc.                          201
   2,900 Procter & Gamble Co.                   250
                                            -------
                                              1,559
 COMMUNICATIONS--4.7%
   7,200 AT&T Corp.                             475
  10,700 Ameritech Corp.                        588
   4,400 Reuters Holdings PLC ADR               248
   9,600 SBC Communications, Inc.               518
                                            -------
                                              1,829
 COMPUTERS AND OFFICE MACHINES--1.6%
   4,100 Cisco Systems, Inc.*                   345
   3,000 Microsoft Corp.*                       261
                                            -------
                                                606
 COSMETICS AND PERSONAL CARE--1.2%
   8,800 Gillette Co.                           456
 CREDIT INSTITUTIONS--1.0%
   7,000 Green Tree Financial Corp.             198
  12,150 Mercury Finance Co.                    173
                                            -------
                                                371
 ELECTRICAL SERVICES--1.9%
   5,500 PowerGen PLC ADR                       187
  18,800 Wisconsin Energy                       555
                                            -------
                                                742
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--5.8%
   5,600 ADC Telecommunications, Inc.*          255
   5,000 Duracell International, Inc.           265
   7,000 General Electric Co.                   471
   3,800 Intel Corp.                            231
   8,900 Linear Technology Corp.                403
   6,750 Molex, Inc., Class A                   211
   9,800 Solectron Corp.*                       416
                                            -------
                                              2,252

 Shares  Description                              Value
--------------------------------------------------------
 FOOD AND BEVERAGES--2.0%
   5,300 Philip Morris Cos., Inc.                $   465
   7,800 Starbucks Corp.*                            330
                                                 -------
                                                     795
 GLASS, CLAY & STONE PRODUCTS--0.5%
   7,800 Newell Co.                                  206
 HEALTH SERVICES--2.3%
  19,200 Health Management Associates, Inc.*         509
   4,600 Johnson & Johnson Co.                       398
                                                 -------
                                                     907
 HEAVY CONSTRUCTION--1.0%
   6,000 Fluor Corp.                                 390
 INDUSTRIAL INSTRUMENTS--3.3%
   2,900 Cordis Corp.*                               307
   3,700 Hewlett-Packard Co.                         307
   4,400 Medtronic, Inc.                             241
   3,700 Nellcor Puritan Bennett, Inc.*              213
   3,400 Sundstrand Corp.                            220
                                                 -------
                                                   1,288
 INSURANCE SERVICES--3.3%
   5,850 American International Group, Inc.          525
   2,600 General Re Corp.                            389
   3,400 MBIA, Inc.                                  262
   2,400 Mutual Risk Management, Ltd.                 96
                                                 -------
                                                   1,272
 METAL PRODUCTS--1.0%
   8,900 Crown Cork & Seal Co., Inc.*                373
 MORTGAGE AGENCIES--1.5%
   5,200 Federal National Mortgage Association       569
 PAPER PRODUCTS--1.4%
   9,900 Bemis Co., Inc.                             259
   3,900 Kimberly-Clark Corp.                        300
                                                 -------
                                                     559
 PETROLEUM PRODUCTS--4.9%
   5,900 Amoco Corp.                                 400
   6,300 Exxon Corp.                                 487
   5,200 Mobil Corp.                                 543
   3,850 Royal Dutch Petroleum Co. ADR               494
                                                 -------
                                                   1,924

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares/
 Principal
 Amount    Description                          Value
-----------------------------------------------------
 PROFESSIONAL SERVICES--3.0%
   3,100   Automatic Data Processing, Inc.    $   247
   6,200   CUC International, Inc.*               236
   6,400   Computer Sciences Corp.*               466
   3,200   First Data Corp.                       227
                                             --------
                                                1,176
 RECREATION AND LEISURE SERVICES--1.9%
   7,200   Carnival Corp., Class A                187
  10,200   Harley-Davidson, Inc.                  283
  10,200   Mattel, Inc.                           286
                                             --------
                                                  756
 RETAIL--5.1%
  14,800   Albertson's, Inc.                      455
  12,500   Circuit City Stores, Inc.              363
   5,400   Fastenal Co.                           224
  16,000   Staples, Inc.*                         408
  18,600   Walgreen Co.                           542
                                             --------
                                                1,992
 TEXTILES--0.6%
   5,000   Cintas Corp.                           230
 TRANSPORTATION PARTS AND EQUIPMENT--0.5%
   6,200   Danaher Corp.                          191
 TRANSPORTATION SERVICES--0.7%
  11,000   Southwest Airlines Co.                 275
-----------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $17,675)                             $ 21,583
-----------------------------------------------------
 U.S. GOVERNMENT AGENCIES--2.9%
 FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC TRUST
           Class G, Series: 1991-37
 $   250   8.150%Due 08/25/05                $    260
           Class E, Series: 1992-200
     500   6.250%Due 06/25/17                     499
           Class B, Series: 1993-253#
     400   Principal OnlyDue 02/25/23             351
-----------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $1,033)                              $  1,110
-----------------------------------------------------

 Principal
 Amount    Description                              Value
---------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--20.2%
 U.S. TREASURY NOTES--18.2%
 $ 1,095   6.750%Due 02/28/97                     $ 1,113
   1,100   5.375%Due 05/31/98                       1,099
   2,585   6.750%Due 05/31/99                       2,686
   1,300   6.875%Due 08/31/99                       1,359
     750   7.250%Due 05/15/04                         823
                                                  -------
                                                    7,080
 U.S. TREASURY BONDS--2.0%
     185   9.375%Due 02/15/06                         235
     465   7.625%Due 02/15/25                         553
                                                  -------
                                                  $   788
---------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $7,722)                                   $ 7,868
---------------------------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--1.1%
           DLJ Mortgage Acceptance Corp.
           Class 2A1, Series: 1994-Q8
 $   441   7.250%Due 05/25/24                     $   443
---------------------------------------------------------
 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $429)                                     $   443
---------------------------------------------------------
 ASSET-BACKED SECURITIES--4.7%
 FINANCIAL--4.7%
           Banc One Auto Trust
           Class A2, Series: 1995-A
 $   500   6.650%Due 05/15/97                     $   502
           Olympic Automobile Receivables Trust
     700   5.950%Due 11/15/99                         702
           Premier Auto Trust
     348   4.750%Due 02/02/00                         345
           Western Financial Grantor Trust
     265   7.100%Due 01/01/00                         268
---------------------------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $1,811)                                   $ 1,817
---------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Principal
 Amount    Description                           Value
------------------------------------------------------
            BALANCED PORTFOLIO--CONTINUED
 CORPORATE BONDS--5.7%
 FINANCIAL--3.3%
           Associates Corp. of North America
 $   600   7.950%Due 02/15/10                  $   670
           Pitney Bowes Credit Corp.
     500   8.550%Due 09/15/09                      595
                                               -------
                                                 1,265
 FOREIGN--0.5%
           Ferrovie Dello State (Italy)
     165   9.125%Due 07/06/09                      197
 SUPRANATIONAL--1.9%
           InterAmerican Development Bank
     350   8.875%Due 06/01/09                      440
     250   8.400%Due 09/01/09                      303
                                               -------
                                                   743
------------------------------------------------------
 TOTAL CORPORATE BONDS
  (Cost $2,014)                                $ 2,205
------------------------------------------------------
 FLOATING RATE BANK NOTES--2.6%
           Bergen Bank
 $   180   6.000%Due 02/29/96                  $   140
           Hong Kong & Shanghai Bank
     140   6.250%Due 02/23/96                      111
           National Australia Bank
     500   6.150%Due 04/15/96                      425
           National Westminster Bank
     400   6.000%Due 02/29/96                      335
------------------------------------------------------
 TOTAL FLOATING RATE BANK NOTES
  (Cost $999)                                  $ 1,011
------------------------------------------------------

Principal
Amount     Description                                Value
-----------------------------------------------------------
EURODOLLAR TIME DEPOSIT--4.9%
           Landesbank, Hessenthuringen Girozentrale
$ 1,887    5.938%Due 12/01/95                       $ 1,887
-----------------------------------------------------------
TOTAL EURODOLLAR TIME DEPOSIT
 (Cost $1,887)                                      $ 1,887
-----------------------------------------------------------
TOTAL INVESTMENTS--97.5%
 (Cost $33,570)                                     $37,924
-----------------------------------------------------------
Other assets, less liabilities--2.5%                    973
-----------------------------------------------------------
NET ASSETS--100.0%                                  $38,897
-----------------------------------------------------------
-----------------------------------------------------------

#Principal only stripped securities represent the right to receive future principal payments. The value of principal only stripped securities varies inversely with changes in interest rates. At November 30, 1995, yield on this security was approximately 6.00%.

*Non-income producing security.

The due date shown for Floating Rate Bank Notes represents the next interest reset date.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares  Description                           Value
------------------------------------------------------
                          DIVERSIFIED GROWTH PORTFOLIO
 COMMON STOCKS--99.6%
 BANKING--2.9%
  64,400 Banc One Corp.                     $  2,455
  40,100 First USA, Inc.                       1,839
                                            --------
                                               4,294
 BROKERAGE SERVICES--0.8%
  50,000 Schwab (Charles) Corp.                1,212
 CHEMICALS AND ALLIED PRODUCTS--7.9%
  53,800 Air Products and Chemicals, Inc.      2,986
  43,300 IDEXX Laboratories, Inc.*             1,927
  37,300 Merck & Co., Inc.                     2,308
  44,937 Morton International, Inc.            1,556
  50,000 Praxair, Inc.                         1,456
  15,500 Procter & Gamble Co.                  1,339
                                            --------
                                              11,572
 COMMUNICATIONS--8.6%
  63,400 AT&T Corp.                            4,184
  62,300 Ameritech Corp.                       3,427
  23,500 Reuters Holdings PLC ADR              1,325
  67,000 SBC Communications, Inc.              3,618
                                            --------
                                              12,554
 COMPUTERS AND OFFICE MACHINES--2.7%
  29,500 Cisco Systems, Inc.*                  2,482
  17,500 Microsoft Corp.*                      1,525
                                            --------
                                               4,007
 COSMETICS AND PERSONAL CARE--1.6%
  43,800 Gillette Co.                          2,272
 CREDIT INSTITUTIONS--1.6%
  56,500 Green Tree Financial Corp.            1,596
  48,000 Mercury Finance Co.                     684
                                            --------
                                               2,280
 ELECTRICAL SERVICES--3.3%
  36,800 PowerGen PLC ADR                      1,251
 119,700 Wisconsin Energy                      3,531
                                            --------
                                               4,782
 ELECTRONICS AND OTHER ELECTRICAL EQUIP-
  MENT--10.5%
  44,700 ADC Telecommunications, Inc.*         2,034
  46,900 Duracell International, Inc.          2,486
  40,100 General Electric Co.                  2,697
  24,900 Intel Corp.                           1,516
  46,000 Linear Technology Corp.               2,081
  48,500 Molex, Inc., Class A                  1,516

 Shares  Description                                Value
---------------------------------------------------------
  75,800 Solectron Corp.*                        $  3,222
                                                 --------
                                                   15,552
 FOOD AND BEVERAGES--3.1%
  23,000 Philip Morris Cos., Inc.                   2,018
  58,700 Starbucks Corp.*                           2,480
                                                 --------
                                                    4,498
 GLASS, CLAY AND STONE PRODUCTS--1.1%
  59,700 Newell Co.                                 1,575
 HEALTH SERVICES--3.9%
  99,750 Health Management Associates, Inc.*        2,643
  35,600 Johnson & Johnson Co.                      3,084
                                                 --------
                                                    5,727
 HEAVY CONSTRUCTION--2.9%
  66,500 Fluor Corp.                                4,322
 INDUSTRIAL INSTRUMENTS--5.9%
  22,800 Cordis Corp.*                              2,417
  18,800 Hewlett-Packard Co.                        1,558
  23,500 Medtronic, Inc.                            1,289
  29,700 Nellcor Puritan Bennett, Inc.*             1,708
  26,500 Sundstrand Corp.                           1,716
                                                 --------
                                                    8,688
 INSURANCE SERVICES--4.9%
  39,525 American International Group, Inc.         3,547
   9,800 General Re Corp.                           1,466
  18,400 MBIA, Inc.                                 1,417
  19,000 Mutual Risk Management, Ltd.                 762
                                                 --------
                                                    7,192
 METAL PRODUCTS--1.8%
  64,600 Crown Cork & Seal Co., Inc.*               2,705
 MORTGAGE AGENCIES--2.5%
  33,500 Federal National Mortgage Association      3,668
 PAPER PRODUCTS--2.5%
  55,800 Bemis Co., Inc.                            1,458
  29,600 Kimberly-Clark Corp.                       2,276
                                                 --------
                                                    3,734
 PETROLEUM PRODUCTS--9.0%
  30,200 Amoco Corp.                                2,046
  48,300 Exxon Corp.                                3,737
  35,150 Mobil Corp.                                3,669
  29,500 Royal Dutch Petroleum Co. ADR              3,787
                                                 --------
                                                   13,239

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)


 Shares      Description                          Value
-------------------------------------------------------
        DIVERSIFIED GROWTH PORTFOLIO--CONTINUED
 PROFESSIONAL SERVICES--6.7%
  22,500     Automatic Data Processing, Inc.   $  1,792
  48,800     CUC International, Inc.*             1,854
  49,400     Computer Sciences Corp.*             3,594
  36,100     First Data Corp.                     2,563
                                               --------
                                                  9,803
 RECREATION AND LEISURE SERVICES--4.1%
  44,100     Carnival Corp., Class A              1,147
  80,000     Harley-Davidson, Inc.                2,220
  93,700     Mattel, Inc.                         2,624
                                               --------
                                                  5,991
 RETAIL--8.3%
  30,500     Albertson's, Inc.                      938
  97,200     Circuit City Stores, Inc.            2,819
  43,600     Fastenal Co.                         1,809
 132,700     Staples, Inc.*                       3,384
 110,800     Walgreen Co.                         3,227
                                               --------
                                                 12,177

 Shares/
 Principal
 Amount      Description                                  Value
---------------------------------------------------------------
 TEXTILES--0.9%
  30,000     Cintas Corp.                              $  1,380
 TRANSPORTATION PARTS AND EQUIPMENT--1.0%
  48,500     Danaher Corp.                                1,491
 TRANSPORTATION SERVICES--1.1%
  66,500     Southwest Airlines Co.                       1,663
---------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $120,742)                                      $146,378
---------------------------------------------------------------
 EURODOLLAR TIME DEPOSIT--0.3%
             Landesbank,Hessenthuringen Girozentrale
 $   495     5.938%Due 12/01/95                        $    495
---------------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSIT
  (Cost $495)                                          $    495
---------------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $121,237)                                      $146,873
---------------------------------------------------------------
 Other assets, less liabilities--0.1%                        79
---------------------------------------------------------------
 NET ASSETS--100.0%                                    $146,952
---------------------------------------------------------------
---------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                              Value
-----------------------------------------------------------
                  EQUITY INDEX PORTFOLIO
 COMMON STOCKS--97.6%
 AGRICULTURE--0.1%
   9,100     Pioneer Hi-Bred International, Inc.   $    521
 APPAREL--0.1%
   8,100     Liz Claiborne, Inc.                        238
   6,900     V. F. Corp.                                359
                                                   --------
                                                        597
 BANKING--6.4%
  12,700     Ahmanson (H.F.) & Co.                      340
  42,663     Banc One Corp.                           1,627
  12,100     Bank of Boston Corp.                       561
  20,800     Bank of New York Co., Inc.                 980
  40,476     BankAmerica Corp.                        2,575
   8,500     Bankers Trust New York Corp.               551
  10,500     Barnett Banks, Inc.                        631
  13,600     Boatmen's Bancshares, Inc.                 527
  18,900     Chase Manhattan Corp.                    1,151
  27,314     Chemical Banking Corp.                   1,639
  43,000     Citicorp                                 3,042
  12,500     Comerica, Inc.                             467
  15,100     Corestates Financial Corp.                 585
  14,700     First Bank System, Inc.                    759
   9,700     First Chicago Corp.                        674
   8,700     First Fidelity Bancorp                     638
   8,200     First Interstate Bancorp                 1,099
  18,600     First Union Corp.                        1,016
   6,400     Golden West Financial Corp.                327
  14,700     Great Western Financial Corp.              375
  24,600     Keycorp                                    907
  15,850     Mellon Bank Corp.                          848
  20,300     Morgan (J.P.) & Co., Inc.                1,594
  16,750     NBD Bancorp, Inc.                          643
  15,900     National City Corp.                        515
  29,368     NationsBank Corp.                        2,096
  35,200     Norwest Corp.                            1,162
  24,900     PNC Bank Corp.                             728
   6,100     Republic New York Corp.                    384
  13,900     Shawmut National Corp.                     521
  12,400     Sun Trust Banks, Inc.                      846
  10,600     U.S. Bancorp                               359
  18,500     Wachovia Corp.                             832
   5,200     Wells Fargo & Co.                        1,093
                                                   --------
                                                     32,092

 Shares      Description                                   Value
----------------------------------------------------------------
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--0.1%
  14,200     Houston Industries, Inc.                   $    650
   1,000     Nacco Industries, Inc.                           57
                                                        --------
                                                             707
 BROKERAGE AND FINANCIAL SERVICES--1.0%
  52,800     American Express Co.                          2,244
  15,300     Fleet Financial Group, Inc.                     639
  19,000     Merrill Lynch & Co., Inc.                     1,057
   8,300     Morgan Stanley Group, Inc.                      716
  11,500     Salomon, Inc.                                   418
                                                        --------
                                                           5,074
 CHEMICALS AND ALLIED PRODUCTS--11.5%
  85,900     Abbott Laboratories                           3,490
  12,100     Air Products and Chemicals, Inc.                672
   6,900     Allergan, Inc.                                  214
   8,900     Alza Corp.*                                     205
  33,500     American Home Products Corp.                  3,057
  28,600     Amgen, Inc.*                                  1,419
   7,400     Avon Products, Inc.                             537
  30,000     Baxter International, Inc.                    1,260
  54,900     Bristol-Myers Squibb Co.                      4,406
   5,700     Clorox Co.                                      432
  15,700     Colgate-Palmolive Co.                         1,150
  29,100     Dow Chemical Co.                              2,062
  60,100     Du Pont (E.I.) de Nemours & Co., Inc.         3,997
   8,775     Eastman Chemical Co.                            576
   7,000     Ecolab, Inc.                                    201
   4,000     FMC Corp.                                       296
   2,800     Goodrich (B.F.) Co.                             196
  10,200     Grace (W.R.) & Co.                              620
   7,000     Great Lakes Chemical Corp.                      498
  12,100     Hercules, Inc.                                  664
  12,000     International Flavors & Fragrances, Inc.        614
  29,799     Lilly (Eli) & Co.                             2,965
 133,800     Merck & Co., Inc.                             8,279
  16,000     Morton International, Inc.                      554
   7,300     Nalco Chemical Co.                              224
  22,000     PPG Industries, Inc.                            998
  68,400     Pfizer, Inc.                                  3,967
  54,520     Pharmacia & Upjohn, Inc.                      1,956
  15,000     Praxair, Inc.                                   437
  74,400     Procter & Gamble Co.                          6,426
   7,300     Rohm & Haas Co.                                 440
  40,300     Schering-Plough Corp.                         2,312
   9,200     Sherwin-Williams Co.                            364
  14,900     Union Carbide Corp.                             590
  14,600     Warner-Lambert Co.                            1,303
                                                        --------
                                                          57,381

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares      Description                                Value
-------------------------------------------------------------
              EQUITY INDEX PORTFOLIO--CONTINUED
 COMMUNICATIONS--9.5%
 171,700     AT&T Corp.                              $ 11,332
  53,500     AirTouch Communications, Inc.*             1,558
  20,400     Alltel Corp.                                 602
  60,000     Ameritech Corp.                            3,300
  47,300     Bell Atlantic Corp.                        2,980
 107,500     Bellsouth Corp.                            4,179
  16,700     Capital Cities/ABC, Inc.                   2,065
  26,000     Comcast Corp.                                513
 105,000     GTE Corp.                                  4,476
  73,400     MCI Communications Corp.                   1,963
   8,300     Mallinckrodt, Inc.                           283
  46,200     Nynex Corp.                                2,293
  46,400     Pacific Telesis Group                      1,392
  10,300     Providian Corp.                              413
  66,000     SBC Communications, Inc.                   3,564
  37,700     Sprint Corp.                               1,508
   9,600     Tellabs, Inc.                                377
  51,000     U.S. West, Inc.                            1,594
  51,000     U.S. West Media Group*                       918
  39,100     Viacom, Inc., Class B*                     1,886
                                                     --------
                                                       47,196
 COMPUTERS AND OFFICE MACHINES--4.0%
  12,900     Amdahl Corp.*                                123
  13,100     Apple Computer, Inc.                         499
   7,800     Cabletron Systems, Inc.*                     647
   4,900     Ceridian Corp.*                              206
  29,400     Cisco Systems, Inc.*                       2,473
  28,600     Compaq Computer Corp.*                     1,416
   2,800     Cray Research, Inc.*                          67
   3,900     Data General Corp.*                           47
  15,900     Digital Equipment Corp.*                     936
   5,000     Intergraph Corp.*                             86
  61,600     International Business Machines Corp.      5,952
  63,400     Microsoft Corp.*                           5,524
  16,400     Pitney Bowes, Inc.                           734
  17,200     Silicon Graphics, Inc.*                      628
  12,600     Tandem Computers, Inc.*                      157
   7,100     Tandy Corp.                                  338
  18,500     Unisys Corp.*                                120
                                                     --------
                                                       19,953
 CONSTRUCTION--0.2%
  12,300     Dover Corp.                                  478
  19,700     Dresser Industries, Inc.                     465
                                                     --------
                                                          943

 Shares      Description                                    Value
-----------------------------------------------------------------
 COSMETICS AND PERSONAL CARE--0.5%
  48,000     Gillette Co.                                $  2,490
 CREDIT INSTITUTIONS--0.5%
   5,700     Beneficial Corp.                                 289
  18,272     Dean Witter Discover & Co.                       932
  10,600     Household International, Inc.                    663
  16,100     MBNA Corp.                                       650
                                                         --------
                                                            2,534
 ELECTRICAL SERVICES--3.4%
  20,100     American Electric Power Co.                      756
  16,000     Baltimore Gas and Electric Co.                   426
  16,800     Carolina Power & Light Co.                       552
  20,700     Central and South West Corp.                     556
  16,910     Cinergy Corp.                                    499
  25,400     Consolidated Edison Co. of New York, Inc.        733
  15,900     Detroit Edison Co.                               519
  18,800     Dominion Resources, Inc.                         745
  22,200     Duke Power Co.                                   996
  24,600     Entergy Corp.                                    686
  20,000     FPL Group, Inc.                                  868
  12,600     General Public Utilities Corp.                   398
  15,600     Niagara Mohawk Power Corp.                       154
   7,300     Northern States Power Co.                        343
  16,500     Ohio Edison Co.                                  375
  17,100     PP&L Resources, Inc.                             425
  45,900     Pacific Gas & Electric Co.                     1,262
  30,800     PacifiCorp                                       604
  24,000     Peco Energy Co.                                  696
  26,500     Public Service Enterprise Group, Inc.            785
  48,300     SCE Corp.                                        755
  72,100     Southern Co.                                   1,649
  24,400     Texas Utilities Co.                              939
  23,200     Unicom Corp.                                     742
  11,100     Union Electric Co.                               445
   1,300     Zurn Industries, Inc.                             32
                                                         --------
                                                           16,940
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--6.8%
  23,556     AMP, Inc.                                        945
  11,200     Advanced Micro Devices, Inc.*                    230
   4,225     Andrew Corp.*                                    183
  11,600     Cooper Industries, Inc.                          423
  12,400     DSC Communications Corp.*                        491
  24,300     Emerson Electric Co.                           1,895
 183,300     General Electric Co.                          12,327
   4,200     Harris Corp.                                     242
  12,500     ITT Corp.*                                     1,533

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                            Value
---------------------------------------------------------
  89,100     Intel Corp.                         $  5,424
  11,600     Maytag Corp.                             236
  22,300     Micron Technology, Inc.                1,221
  63,800     Motorola, Inc.                         3,908
  13,400     National Semiconductor Corp.*            286
   5,200     National Service Industries, Inc.        169
  27,500     Northern Telecom Ltd.                  1,110
   4,800     Raychem Corp.                            250
   8,300     Scientific-Atlanta, Inc.                 132
  70,700     TeleCommunications, Inc.*              1,308
  20,300     Texas Instruments, Inc.                1,175
   2,100     Thomas & Betts Corp.                     154
   8,000     Whirlpool Corp.                          444
                                                 --------
                                                   34,086
 FOOD AND BEVERAGES--9.2%
  27,600     Anheuser-Busch Cos., Inc.              1,829
  58,685     Archer-Daniels-Midland Co.             1,012
   7,500     Brown-Forman, Inc.                       286
  15,800     CPC International, Inc.                1,086
  27,000     Campbell Soup Co.                      1,509
 136,500     Coca Cola Co.                         10,340
  26,550     ConAgra, Inc.                          1,059
   4,200     Coors (Adolph) Co.                        85
  17,200     General Mills, Inc.                      948
  39,500     Heinz (H.J.) Co.                       1,259
   8,400     Hershey Foods Corp.                      519
  23,700     Kellogg Co.                            1,810
   2,500     Luby's Cafeterias, Inc.                   55
  75,200     McDonalds Corp.                        3,356
  85,200     PepsiCo, Inc.                          4,707
  90,900     Philip Morris Cos., Inc.               7,976
  14,500     Quaker Oats Co.                          504
  11,300     Ralston Purina Group                     723
  51,900     Sara Lee Corp.                         1,674
  40,300     Seagram Co. Ltd.                       1,471
  21,100     UST, Inc.                                688
  17,300     Unilever N.V. ADR                      2,299
  11,300     Whitman Corp.                            249
  12,600     Wrigley (WM) Jr. Co.                     594
                                                 --------
                                                   46,038
 FURNITURE AND FIXTURES--0.1%
  17,200     Masco Corp.                              507
 GENERAL BUILDING CONTRACTORS--0.2%
   3,000     Centex Corp.                              99
  13,800     Honeywell, Inc.                          657

Shares      Description                       Value
---------------------------------------------------
  3,400     Kaufman & Broad Home Corp.     $     44
  3,600     Morrison-Knudsen, Inc.*              22
  2,900     Pulte Corp.                          89
                                           --------
                                                911
GLASS, CLAY AND STONE PRODUCTS--0.2%
 24,900     Corning, Inc.                       750
 17,100     Newell Co.                          451
                                           --------
                                              1,201
HEALTH SERVICES--2.0%
 10,600     Beverly Enterprises, Inc.*          123
 47,997     Columbia/HCA Healthcare Corp.     2,478
  4,700     Community Psychiatric Centers*       52
 17,700     Humana, Inc.                        496
 69,800     Johnson & Johnson Co.             6,046
  6,750     Manor Care, Inc.                    220
  7,500     St. Jude Medical, Inc.*             296
 21,600     Tenet Healthcare Corp.*             386
                                           --------
                                             10,097
HEAVY CONSTRUCTION--0.3%
  9,000     Fluor Corp.                         585
  4,300     Foster Wheeler Corp.                170
 12,400     Halliburton Co.                     538
                                           --------
                                              1,293
INDUSTRIAL INSTRUMENTS--3.0%
  6,000     Bard (C.R.), Inc.                   173
  6,200     Bausch & Lomb, Inc.                 224
  7,100     Becton Dickinson & Co.              495
 12,500     Biomet, Inc.*                       231
 17,500     Boston Scientific Corp.*            709
 37,000     Eastman Kodak Co.                 2,516
 55,400     Hewlett-Packard Co.               4,591
  4,400     Johnson Controls, Inc.              305
 18,500     Loral Corp.                         627
 25,000     Medtronic, Inc.                   1,372
  4,900     Millipore Corp.                     183
  4,500     Perkin-Elmer Co.                    162
  4,900     Polaroid Corp.                      226
 26,400     Raytheon Co.                      1,175
  3,600     Tektronix, Inc.                     194
  6,200     United States Surgical Corp.        156
 11,600     Xerox Corp.                       1,591
                                           --------
                                             14,930

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares      Description                               Value
------------------------------------------------------------
             EQUITY INDEX PORTFOLIO--CONTINUED
 INSURANCE SERVICES--4.2%
  12,300     Aetna Life & Casualty Co.              $    903
   4,800     Alexander & Alexander Services, Inc.        105
  48,565     Allstate Corp.                            1,991
  22,200     American General Corp.                      752
  51,275     American International Group, Inc.        4,602
   9,400     Chubb Corp.                                 914
   7,900     CIGNA Corp.                                 869
   8,900     General Re Corp.                          1,332
   5,150     Jefferson-Pilot Corp.                       366
  11,200     Lincoln National Corp.                      524
   6,400     Loews Corp.                                 983
   7,900     Marsh & McLennan Cos., Inc.                 685
   9,100     St. Paul Companies, Inc.                    509
   6,800     Safeco Corp.                                483
   7,750     Torchmark Corp.                             329
   7,400     Transamerica Corp.                          567
  34,558     Travelers Group, Inc.                     2,056
   7,900     UNUM Corp.                                  428
  12,100     USF & G Corp.                               209
   3,700     USLIFE Corp.                                107
  18,800     United Healthcare Corp.                   1,182
  16,700     U.S. Healthcare, Inc.                       760
                                                    --------
                                                      20,656
 JEWELRY AND PRECIOUS METALS--0.0%
   4,200     Jostens, Inc.                               104
 LEATHER PRODUCTS--0.0%
   1,900     Brown Group, Inc.                            27
   5,400     Stride Rite Corp.                            47
                                                    --------
                                                          74
 LUMBER AND WOOD PRODUCTS--0.1%
  11,700     Louisiana-Pacific Corp.                     316
 MACHINERY--1.4%
  19,100     Applied Materials, Inc.*                    929
  15,300     Baker Hughes, Inc.                          312
   9,300     Black & Decker Corp.                        348
   3,200     Briggs & Stratton Corp.                     133
  10,400     Brunswick Corp.                             222
  21,500     Caterpillar, Inc.                         1,320
   3,700     Cincinnati Milacron, Inc.                    97
   4,400     Cummins Engine Co.                          173
  28,200     Deere & Co.                                 927
   5,100     General Signal Corp.                        164

Shares      Description                              Value
----------------------------------------------------------
  3,700     Giddings & Lewis, Inc.                $     58
  5,200     Harnischfeger Industries, Inc.             176
 11,500     Ingersoll-Rand Co.                         441
  2,100     Outboard Marine Corp.                       43
 19,600     Tenneco, Inc.                              941
  3,400     Timken Co.                                 137
 16,600     Tyco Laboratories, Inc.                    521
  4,400     Varity Corp.*                              170
                                                  --------
                                                     7,112
MANUFACTURING--0.0%
  3,000     Alberto-Culver Co., Class B                 97
MERCHANDISE--GENERAL--0.2%
 11,800     Alco Standard Corp.                        513
  4,400     Snap-On, Inc.                              195
  4,800     Stanley Works                              243
                                                  --------
                                                       951
METAL MINING--0.8%
 38,200     Barrick Gold Corp.                       1,008
 10,050     Cyprus/Amax Minerals Co.                   276
 12,200     Echo Bay Mines Ltd.                        127
 22,000     Freeport-McMoran Copper & Gold, Inc.       597
 14,900     Homestake Mining Co.                       246
 12,900     Inco Ltd.                                  460
  9,339     Newmont Mining Corp.                       403
 25,900     Placer Dome, Inc.                          641
 14,180     Santa Fe Pacific Gold Corp.                170
                                                  --------
                                                     3,928
METAL PRODUCTS--0.2%
  3,300     Ball Corp.                                  94
  3,300     Crane Co.                                  113
  9,800     Crown Cork & Seal Co., Inc.*               410
  5,900     McDermott International, Inc.              107
  7,950     Parker-Hannifin Co.                        292
                                                  --------
                                                     1,016
MORTGAGE AGENCIES--1.0%
 19,600     Federal Home Loan Mortgage Corp.         1,509
 29,500     Federal National Mortgage Association    3,230
                                                  --------
                                                     4,739
NATURAL GAS TRANSMISSION-0.9%
 11,300     Coastal Corp.                              376
  5,500     Columbia Gas System, Inc.*                 238
 10,100     Consolidated Natural Gas Co.               448
  2,200     Eastern Enterprises                         72
 27,300     Enron Corp.                              1,024
  7,400     Enserch Corp.                              115
  5,500     Nicor, Inc.                                140

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares      Description                               Value
------------------------------------------------------------
  13,400     Noram Energy Corp.                     $    106
   2,900     Oneok, Inc.                                  68
   9,200     Pacific Enterprises*                        246
  16,200     Panhandle Eastern Corp.                     460
   3,800     Peoples Energy Corp.                        116
   9,300     Sonat, Inc.                                 300
  11,000     Williams Company, Inc.                      462
                                                    --------
                                                       4,171
 OIL AND GAS--0.8%
  13,700     Burlington Resources, Inc.                  527
   2,700     Helmerich & Payne, Inc.                      73
   3,600     Louisiana Land & Exploration Co.            140
  34,400     Occidental Petroleum Corp.                  761
  11,200     Oryx Energy Co.*                            147
   9,100     Rowan Companies, Inc.*                       68
   9,800     Santa Fe Energy Resources, Inc.*             91
  26,200     Schlumberger Ltd. ADR                     1,664
   5,700     Western Atlas, Inc.*                        273
                                                    --------
                                                       3,744
 PAPER PRODUCTS--2.2%
   5,800     Avery Dennison Corp.                        276
   5,600     Bemis Co., Inc.                             146
   5,200     Boise Cascade Co.                           194
  10,500     Champion International Corp.                495
   5,000     Federal Paper Board Co., Inc.               260
   9,800     Georgia-Pacific Corp.                       762
  27,600     International Paper Co.                   1,052
   8,900     James River Corp.                           280
  17,400     Kimberly-Clark Corp.                      1,338
   5,800     Mead Corp.                                  331
  45,500     Minnesota Mining & Manufacturing Co.      2,980
  16,400     Scott Paper Co.                             937
  10,404     Stone Container Corp.*                      162
   6,100     Temple Inland, Inc.                         277
   7,600     Union Camp Corp.                            373
  10,950     Westvaco Corp.                              300
  22,000     Weyerhaeuser Co.                            995
                                                    --------
                                                      11,158
 PERSONAL SERVICES--0.4%
  11,300     Block (H.& R.), Inc.                        503
   5,200     Hilton Hotels Corp.                         336
  13,600     Marriott International Corp.                507
  11,250     Service Corp. International                 457
   6,000     Willamette Industries, Inc.                 363
                                                    --------
                                                       2,166

Shares      Description                                Value
------------------------------------------------------------
PETROLEUM PRODUCTS--7.4%
 10,100     Amerada Hess Corp.                      $    480
 53,700     Amoco Corp.                                3,638
  6,900     Ashland Oil, Inc.                            241
 17,400     Atlantic Richfield Co.                     1,886
 70,600     Chevron Corp.                              3,486
134,400     Exxon Corp.                               10,399
  5,600     Kerr-McGee Corp.                             324
 42,800     Mobil Corp.                                4,467
  5,000     Pennzoil Co.                                 198
 28,400     Phillips Petroleum Co.                       944
 58,000     Royal Dutch Petroleum Co. ADR              7,446
  8,200     Sun Co., Inc.                                228
 28,100     Texaco, Inc.                               2,079
 32,200     USX-Marathon Group                           592
 26,700     Unocal Corp.                                 718
                                                    --------
                                                      37,126
PRINTING AND PUBLISHING--1.3%
  8,100     American Greetings Corp.                     221
  8,900     Deluxe Corp.                                 246
 16,600     Donnelley (R.R.) & Sons Co.                  637
 10,500     Dow Jones & Co., Inc.                        403
 15,200     Gannett Co., Inc.                            927
  3,300     Harland (John H.) Co.                         68
  5,300     Knight-Ridder, Inc.                          342
  5,400     McGraw-Hill, Inc.                            452
  3,000     Meredith Corp.                               118
 10,800     Moore Corp. Ltd.                             193
 10,500     New York Times Co.                           310
 41,800     Time Warner, Inc.                          1,672
 12,100     Times Mirror Co.                             393
  7,000     Tribune Co.                                  451
                                                    --------
                                                       6,433
PROFESSIONAL SERVICES--2.1%
  5,100     Autodesk, Inc.                               180
 15,600     Automatic Data Processing, Inc.            1,242
 18,850     CUC International, Inc.*                     716
 26,000     Computer Associates International, Inc.    1,703
  6,000     Computer Sciences Corp.*                     437
 23,800     First Data Corp.                           1,690
  8,400     Interpublic Group of Cos., Inc.              322
 39,900     Novell, Inc.*                                673
 46,900     Oracle Systems Corp.*                      2,128
  8,500     Ryder System, Inc.                           203
  6,300     Safety-Kleen Corp.                            90
  2,500     Shared Medical Systems Corp.                 108
 10,300     Sun Microsystems, Inc.*                      866
                                                    --------
                                                      10,358

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares      Description                                 Value
--------------------------------------------------------------
              EQUITY INDEX PORTFOLIO--CONTINUED
 RECREATION AND LEISURE SERVICES--1.0%
   5,100     Bally Entertainment Corp.*               $     62
  56,400     Disney (Walt) Co.                           3,391
   7,900     Harcourt General, Inc.                        318
  11,100     Harrah's Entertainment, Inc.*                 276
   9,550     Hasbro, Inc.                                  291
   4,000     King World Productions, Inc.*                 159
  24,016     Mattel, Inc.                                  672
                                                      --------
                                                         5,169
 RESEARCH AND CONSULTING SERVICES--0.3%
  18,300     Dun & Bradstreet Corp.                      1,141
   5,700     EG&G, Inc.                                    110
   5,300     Ogden Corp.                                   113
                                                      --------
                                                         1,364
 RETAIL--4.6%
  27,500     Albertson's, Inc.                             846
  16,100     American Stores Co.                           423
  11,100     Charming Shoppes, Inc.*                        26
  10,500     Circuit City Stores, Inc.                     305
  17,100     Darden Restaurants*                           199
   7,800     Dayton-Hudson Corp.                           566
  12,200     Dillard Department Stores, Inc.               352
  21,900     Federated Department Stores, Inc.*            638
  15,600     Gap, Inc.                                     706
   6,400     Giant Food, Inc.                              206
   4,100     Great Atlantic & Pacific Tea Co., Inc.         90
  51,500     Home Depot, Inc.                            2,285
  49,700     K-Mart Corp.                                  385
  13,300     Kroger Co.*                                   446
  38,700     Limited, Inc.                                 692
   2,200     Long Drug Stores Corp.                         87
  17,300     Lowe's Cos., Inc.                             545
  26,900     May Department Stores Co.                   1,174
  11,400     Melville Corp.                                355
   4,000     Mercantile Stores Co., Inc.                   186
   8,900     Nordstrom, Inc.                               349
  24,600     Penney (J.C.) Co., Inc.                     1,153
   6,700     Pep Boys-Manny Moe & Jack                     178
  21,103     Price/Costco, Inc.*                           351
   9,100     Rite Aid Corp.                                284
   5,800     Ryan's Family Steak Houses, Inc.*              43
  42,200     Sears, Roebuck & Co.                        1,662
   4,500     Shoney's, Inc.*                                48
   7,800     TJX Companies, Inc.                           130
  29,900     Toys "R" Us, Inc.*                            695

 Shares      Description                           Value
--------------------------------------------------------
 248,600     Wal-Mart Stores, Inc.              $  5,966
  26,600     Walgreen Co.                            775
  11,100     Wendy's International, Inc.             229
   8,200     Winn-Dixie Stores, Inc.                 526
  14,300     Woolworth Corp.*                        215
                                                --------
                                                  23,116
 RUBBER AND PLASTICS--0.7%
   4,000     Armstrong World Industries, Inc.        240
   9,100     Cooper Tire & Rubber Co.                224
  16,500     Goodyear Tire & Rubber Co.              699
  12,500     Monsanto Co.                          1,431
   6,900     Premark International, Inc.             352
  17,100     Rubbermaid, Inc.                        470
                                                --------
                                                   3,416
 SANITARY SERVICES--0.5%
  23,000     Browning-Ferris Industries, Inc.        693
  31,800     Laidlaw, Inc.                           294
  52,500     WMX Technologies, Inc.                1,549
                                                --------
                                                   2,536
 SERVICE INDUSTRY MACHINERY--0.2%
  12,366     Pall Corp.                              335
   3,100     Trinova Corp.                            95
  42,400     Westinghouse Electric Corp.             716
                                                --------
                                                   1,146
 STEEL PRODUCTS--1.0%
  24,400     Alcan Aluminum Ltd.                     808
  19,300     Aluminum Co. of America               1,129
  11,500     Armco, Inc.*                             66
   4,600     Asarco, Inc.                            163
  12,000     Bethlehem Steel Corp.*                  168
  15,487     Engelhard Corp.                         362
   5,300     Inland Steel Industries, Inc.           138
   9,500     Nucor Corp.                             474
   5,500     Owens Corning Fiberglass Corp.*         244
   7,500     Phelps Dodge Corp.                      509
   6,900     Reynolds Metals Co.                     398
   8,800     USX-U.S. Steel Group                    287
   9,875     Worthington Industries, Inc.            194
                                                --------
                                                   4,940
 TEXTILES--0.1%
   8,200     Fruit of the Loom, Inc.*                159
   4,200     Russell Corp.                           112
   2,200     Springs Industries, Inc.                 92
                                                --------
                                                     363

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


 Shares      Description                             Value
----------------------------------------------------------
 TOBACCO PRODUCTS--0.2%
  20,400     American Brands, Inc.                $    852
 TRANSPORTATION PARTS AND EQUIPMENT--4.6%
  30,600     Allied Signal, Inc.                     1,446
  37,100     Boeing Co.                              2,704
  41,400     Chrysler Corp.                          2,148
  11,000     Dana Corp.                                322
   8,400     Eaton Corp.                               458
   6,400     Echlin, Inc.                              234
   5,000     Fleetwood Enterprises, Inc.               120
 116,200     Ford Motor Co.                          3,283
   6,800     General Dynamics Corp.                    405
  80,900     General Motors Corp.                    3,924
  12,700     Illinois Tool Works, Inc.                 805
  21,654     Lockheed Martin Corp.                   1,589
  12,200     McDonnell Douglas Corp.                 1,087
   8,120     Navistar International Corp.*              88
   5,300     Northrop Gruman Co.                       326
   4,160     PACCAR, Inc.                              182
  23,500     Rockwell International Corp.            1,152
   7,000     TRW, Inc.                                 524
   6,000     Teledyne, Inc.                            145
   9,200     Textron, Inc.                             705
  13,300     United Technologies Corp.               1,247
                                                  --------
                                                    22,894
 TRANSPORTATION SERVICES--1.7%
   8,300     AMR Corp.*                                636
  15,365     Burlington Northern Santa Fe Corp.      1,239
  11,400     CSX Corp.                                 999
   8,500     Conrail, Inc.                             594
   4,700     Consolidated Freightways, Inc.            123
   5,500     Delta Air Lines, Inc.                     427
  10,100     Dial Corp.                                273
   6,100     Federal Express Corp.*                    456
  14,200     Norfolk Southern Corp.                  1,118
   4,500     Pittston Co.                              137
   4,200     Roadway Services, Inc.                    211
  15,500     Southwest Airlines Co.                    387
   6,700     USAir Group*                               90
  22,200     Union Pacific Corp.                     1,504
   2,900     Yellow Corp.*                              35
                                                  --------
                                                     8,229
 WHOLESALE--0.6%
   4,100     Fleming Cos., Inc.                         95
  13,250     Genuine Parts Co.                         535
   5,500     Grainger (W.W.), Inc.                     368

 Shares/
 Principal
 Amount      Description                                   Value
----------------------------------------------------------------
   3,500     Handleman Co.                              $     22
  15,500     Nike, Inc.                                      899
   3,200     Potlatch Corp.                                  129
   8,500     Reebok International Ltd.                       221
   5,400     Sigma-Aldrich, Corp.                            266
   7,400     Supervalue, Inc.                                239
  19,700     Sysco Corp.                                     603
                                                        --------
                                                           3,377
----------------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $392,637)                                       $487,042
----------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--0.2%
             U.S. Treasury Bills #
 $   960     5.660%Due 12/21/95                         $    949
----------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $949)                                           $    949
----------------------------------------------------------------
 EURODOLLAR TIME DEPOSIT--2.1%
             Landesbank, Hessenthuringen Girozentrale
 $10,723     5.938%Due 12/01/95                         $ 10,723
----------------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSIT
  (Cost $10,723)                                        $ 10,723
----------------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $404,309)                                       $498,714
----------------------------------------------------------------
 Other assets, less liabilities--0.1%                        249
----------------------------------------------------------------
 NET ASSETS--100.0%                                     $498,963
----------------------------------------------------------------
----------------------------------------------------------------

OPEN FUTURES CONTRACTS:

            Number of       Contract                                       Unrealized
 Type       Contracts        Amount        Position       Expiration       Gain (Loss)
--------------------------------------------------------------------------------------
S&P 500        36           $10,931          Long          12/15/95            482
S&P 500         2               613          Long          03/15/96            (1)
                                                                               ---
                                                                               481
--------------------------------------------------------------------------------------

#Security pledged to cover margin requirements for open futures contracts.

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares      Description                            Value
----------------------------------------------------------
                 FOCUSED GROWTH PORTFOLIO
 COMMON STOCKS--98.2%
 BANKING--2.7%
  50,800     First USA, Inc.                       $ 2,330
 CHEMICALS AND ALLIED PRODUCTS--8.5%
  44,300     Air Products and Chemicals, Inc.        2,459
  30,900     IDEXX Laboratories, Inc.*               1,375
  33,228     Morton International, Inc.              1,150
  27,100     Procter & Gamble Co.                    2,341
                                                   -------
                                                     7,325
 COMPUTERS AND OFFICE MACHINES--2.5%
  17,000     Cisco Systems, Inc.*                    1,430
   8,300     Microsoft Corp.*                          723
                                                   -------
                                                     2,153
 CREDIT INSTITUTIONS--3.6%
  56,200     GreenTree Financial, Corp.              1,588
 110,350     Mercury Finance Co.                     1,572
                                                   -------
                                                     3,160
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
  15.2%
  52,300     General Electric Co.                    3,517
  13,600     Intel Corp.                               828
  52,800     Linear Technology Corp.                 2,389
  50,000     Molex, Inc., Class A                    1,563
  33,000     Polygram N.V. ADR                       1,980
  66,500     Solectron Corp.*                        2,826
                                                   -------
                                                    13,103
 FOOD AND BEVERAGES--4.5%
  24,300     Philip Morris Cos., Inc.                2,132
  42,000     Starbucks Corp.*                        1,775
                                                   -------
                                                     3,907
 HEALTH SERVICES--7.9%
 120,000     Health Management Associates, Inc.*     3,180
  42,300     Johnson & Johnson Co.                   3,664
                                                   -------
                                                     6,844
 HEAVY CONSTRUCTION--2.3%
  30,300     Fluor Corp.                             1,969
 INDUSTRIAL INSTRUMENTS--7.5%
  16,400     Cordis Corp.*                           1,738
  20,000     Hewlett-Packard Co.                     1,657
  21,900     Nellcor Puritan Bennett, Inc.*          1,259
  42,000     Raytheon Co.                            1,869
                                                   -------
                                                     6,523

 Shares      Description                           Value
---------------------------------------------------------
 INSURANCE SERVICES--6.8%
  40,000     American International Group, Inc.   $ 3,590
  30,000     MBIA, Inc.                             2,310
                                                  -------
                                                    5,900
 METAL PRODUCTS--2.4%
  50,000     Crown Cork & Seal Co., Inc.*           2,094
 PETROLEUM PRODUCTS--1.7%
  47,700     Repsol S.A. ADR                        1,509
 PROFESSIONAL SERVICES--11.5%
  39,000     CUC International, Inc.*               1,482
  37,500     Computer Sciences Corp.*               2,728
  34,001     First Data Corp.                       2,414
   7,497     Interpublic Group of Cos., Inc.          288
  37,000     Oracle Systems Corp.*                  1,679
  16,500     Sun Microsystems, Inc.*                1,388
                                                  -------
                                                    9,979
 RECREATION AND LEISURE SERVICES--7.0%
  47,000     Carnival Corp., Class A                1,222
  84,500     Harley-Davidson, Inc.                  2,345
  90,500     Mattel, Inc.                           2,534
                                                  -------
                                                    6,101
 RETAIL--9.7%
  55,100     Circuit City Stores, Inc.              1,598
  96,900     Staples, Inc.*                         2,471
  30,600     Viking Office Products, Inc.*          1,408
 100,000     Walgreen Co.                           2,913
                                                  -------
                                                    8,390
 TEXTILES--1.1%
  20,000     Cintas Corp.                             920
 TRANSPORTATION PARTS AND EQUIPMENT--1.5%
  25,100     General Motors Corp., Class E          1,268
 TRANSPORTATION SERVICES--1.8%
  61,100     Southwest Airlines Co.                 1,528
---------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $70,254)                                  $85,003
---------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
 Amount      Description                                 Value
----------------------------------------------------------------
 EURODOLLAR TIME DEPOSIT--3.4%
             Landesbank, Hessenthuringen Girozentrale
 $ 2,959     5.938% Due 12/01/95                        $ 2,959
----------------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSIT
  (Cost $2,959)                                         $ 2,959
----------------------------------------------------------------
 TOTAL INVESTMENTS--101.6%
  (Cost $73,213)                                        $87,962
----------------------------------------------------------------
 Liabilities, less other assets--(1.6)%                  (1,374)
----------------------------------------------------------------
 NET ASSETS--100.0%                                     $86,588
----------------------------------------------------------------
----------------------------------------------------------------

*Non-income producing security.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares     Description                                              Value
--------------------------------------------------------------------------
                         INTERNATIONAL GROWTH PORTFOLIO
 COMMON STOCKS--96.8%
 AUSTRALIA--2.2%
   960,000  Foster's Brewing Group Ltd.                           $  1,585
   325,000  News Corp. Ltd.                                          1,706
                                                                  --------
                                                                     3,291
 BRAZIL--1.0%
    30,000  Telebras ADR                                             1,440
 CHILE--0.6%
    12,000  Cia Telecomunicacion Chile ADR                             866
 CHINA--1.6%
    45,000  Jilin Chemical Industrial Co. Ltd. ADR*                    861
 4,000,000  Qingling Motors Co.*                                       988
 2,000,000  Shanghai Petrochemical Co. Ltd.                            562
                                                                  --------
                                                                     2,411
 CZECH REPUBLIC--0.6%
   110,000  Czechoslovakia & Slovak Investment Corp.                   880
    12,000  Czechoslovakia & Slovak Investment Corp. Warrants *         18
                                                                  --------
                                                                       898
 FRANCE--7.0%
    15,000  Alcatel Alsthom                                          1,253
    25,000  AXA                                                      1,499
    20,000  Christian Dior S.A.                                      1,932
    25,000  Cie Generale des Eaux                                    2,438
    35,000  Credit Commercial de France                              1,649
    25,000  Lefarge-Coppee                                           1,592
                                                                  --------
                                                                    10,363
 GERMANY--4.3%
    30,000  Adidas A.G.*                                             1,601
       900  Allianz Holding A.G.                                     1,739
     4,500  Mannesmann A.G.                                          1,450
    40,000  Merck K.G.A.A.*                                          1,640
                                                                  --------
                                                                     6,430
 HONG KONG--6.4%
   300,000  Cheung Kong Holdings Ltd.                                1,707
 1,500,000  First Pacific Co. Ltd.                                   1,629
   300,000  Guoco Group Ltd.                                         1,423
   100,000  HSBC Holdings PLC                                        1,474
   300,000  Hutchison Whampoa Ltd.                                   1,695
   400,000  New World Development Co. Ltd.                           1,670
       750  New World Infrastructure Ltd.                                1
                                                                  --------
                                                                     9,599

 Shares     Description                             Value
---------------------------------------------------------
 INDIA--0.4%
   150,000  The India Fund, Class A*             $    574
 INDONESIA--0.0%
    47,056  Indah Kiat Pulp & Paper Co.                34
 IRELAND--1.2%
   500,000  Irish Life PLC                          1,862
 ITALY--2.7%
    80,000  Assicurazioni Generali                  1,823
    20,000  Luxottica Group S.p.A. ADR              1,065
   700,000  Telecom Italia Mobile S.p.A.*           1,129
                                                 --------
                                                    4,017
 JAPAN--29.6%
     7,000  Autobacs Seven Co. Ltd.                   565
    75,000  Canon Inc.                              1,322
    30,000  CSK Corp.                                 931
    20,000  Daiichi Corp.                             410
    20,000  Fanuc Ltd.                                853
   100,000  Fijitsu Ltd.                            1,182
   120,000  Hitachi Ltd.                            1,217
    22,000  Hitachi Software Engineering Co.          527
   150,000  Hitachi Zosen Corp.                       771
     7,000  I-O Data Device, Inc.                     521
    35,000  Ishiguro Homa Corp.                       596
   150,000  Itochu Corp.                              997
    10,000  Japan Associated Finance Co.              980
       500  JGC Corp.                                   5
    20,000  JUSCO Ltd.                                481
    20,000  Kato Denki                                512
   300,000  Kawasaki Steel Corp.                    1,067
   215,000  Mitsubishi Chemical Corp.               1,050
   125,000  Mitsubishi Heavy Industries Ltd.          999
   325,000  Mitsui O.S.K. Lines Ltd.*                 954
    80,000  NEC Corp.                               1,024
   110,000  New OJI Paper Co. Ltd.                  1,013
    15,000  Nichiha Corp.                             269
    15,000  Nichiei Co. Ltd.                          962
   105,000  Nikko Securities Co. Ltd.               1,158
    14,000  Nintendo Corp. Ltd                      1,109
   300,000  Nippon Steel & Co.*                     1,034
       178  Nippon Telegraph & Telephone Corp.      1,457
   150,000  Nissan Motor Co. Ltd.                   1,107
    85,000  Nomura Securities Co. Ltd.              1,674
   160,000  NSK Ltd.                                1,130
    35,000  Omron Corp.                               783
    17,000  Rohm Co.                                1,040
    55,000  Sankyo Co. Ltd.                         1,230

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares     Description                                              Value
--------------------------------------------------------------------------
    10,000  Sanyo Shimpan Finance Co. Ltd.                        $    737
    12,000  Shimamura Co. Ltd.                                         455
   350,000  Showa Denko K.K.*                                        1,065
    15,000  Sony Corp.                                                 798
    25,000  Sony Music Entertainment, Inc.                           1,120
   190,000  Sumitomo Chemical Co.                                      947
    95,000  Sumitomo Electric Industries                             1,113
   150,000  Sumitomo Marine & Fire Insurance                         1,163
    15,000  TDK Corp.                                                  762
    20,000  Tokyo Electron Ltd.                                        855
   160,000  Toray Industries, Inc.                                   1,043
   160,000  Toshiba Corp.                                            1,155
    45,000  Toyo Industries, Inc.                                      886
    50,000  Uny Co. Ltd.                                               980
                                                                  --------
                                                                    44,009
 MALAYSIA--3.9%
   175,000  Edaran Otomobil Nasional Berhad                          1,256
   119,500  Genting Berhad                                           1,032
   500,000  Land & General Holdings Berhad,
             Class A                                                   996
   225,000  Malayan Banking Berhad                                   1,783
   100,000  Telekom Malaysia Berhad                                    745
                                                                  --------
                                                                     5,812
 MEXICO--1.3%
   200,000  Fomentico Economico Mexicano, S.A. de C.V., Class B        463
    40,000  Grupo Televisa S.A. GDR                                    865
    20,000  Panamerican Beverages, Inc., Class A                       645
                                                                  --------
                                                                     1,973
 NETHERLANDS--1.9%
    15,000  Internationale Nederlanden Group N.V.                      983
    45,000  Philips Electronics N.V.                                 1,772
                                                                  --------
                                                                     2,755
 NORWAY--1.2%
   140,000  Saga Petroleum S.A., Class A                             1,792
 PHILIPPINES--0.8%
   700,000  Ayala Land, Inc., Class B                                  802
   100,000  San Miguel Corp., Class B                                  321
                                                                  --------
                                                                     1,123
 SINGAPORE--2.5%
   120,000  Development Bank of Singapore Ltd.                       1,404
   275,000  Keppel Corp. Ltd.                                        2,261
                                                                  --------
                                                                     3,665

 Shares    Description                                Value
-----------------------------------------------------------
 SOUTH KOREA--0.9%
       703 Daewoo Corp.*                           $      9
    40,000 L.G. Chemical Ltd. GDR*                      870
    20,000 Pohang Iron & Steel Co. Ltd. ADR             490
        62 Samsung Electronics Co. Ltd.*                 11
                                                   --------
                                                      1,380
 SPAIN--4.6%
    45,000 Banco Santander S.A.                       2,103
    30,000 Empresa Nacional de Electricidad S.A.      1,614
   175,000 Iberdrola S.A.                             1,479
    40,000 Telefonica de Espana ADR                   1,660
                                                   --------
                                                      6,856
 SWEDEN--1.0%
    40,000 Pharmacia & Upjohn, Inc.*                  1,435
 SWITZERLAND--5.3%
     1,500 BBC Brown Boveri A.G.                      1,725
     2,600 Ciba-Geigy A.G.                            2,322
    23,000 CS Holding A.G.                            2,185
       225 Roche Holding A.G.-Genussshein             1,702
                                                   --------
                                                      7,934
 TAIWAN--2.3%
   462,849 Acer, Inc.*                                  990
   450,000 Hon Hai Precision Industries               1,022
   250,000 Silicone Precision Industries Co.*           622
   325,000 United Microelectronics Corp., Ltd.          762
       110 Yung Shin Pharmaceutical Industries            1
                                                   --------
                                                      3,397
 THAILAND--2.1%
   325,000 Industrial Finance Corp. of Thailand       1,014
    80,000 Italian - Thai Development PLC               744
   375,000 Krung Thai Bank Co. Ltd.                   1,379
                                                   --------
                                                      3,137
 UNITED KINGDOM--11.4%
   300,000 Cable & Wireless PLC                       2,083
   115,000 Carlton Communications PLC                 1,716
   175,000 Great Universal Stores PLC                 1,647
    80,000 Glaxo Wellcome PLC ADR                     2,140
   170,000 Guinness PLC                               1,201
   300,000 Kingfisher PLC                             2,375
   375,000 Rank Organisation PLC                      2,372
    25,000 Reuters Holdings PLC ADR                   1,409
    55,000 Vodaphone Group PLC ADR                    1,987
                                                   --------
                                                     16,930
-----------------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $142,719)                                  $143,983
-----------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares/
 Principal
 Amount     Description                                   Value
---------------------------------------------------------------
                   INTERNATIONAL GROWTH PORTFOLIO--CONTINUED
 PREFERRED STOCKS--0.7%
 2,000,000  Brasmotor S.A. (Brazil)                    $    420
    75,000  Usiminas Siderburg Minas ADR (Brazil)*          656
---------------------------------------------------------------
 TOTAL PREFERRED STOCKS
  (Cost $1,303)                                        $  1,076
---------------------------------------------------------------
 EURODOLLAR TIME DEPOSIT--2.4%
            Landesbank, Hessenthuringen Girozentrale
 $   3,575  5.938% Due 12/01/95                        $  3,575
---------------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSIT
  (Cost $3,575)                                        $  3,575
---------------------------------------------------------------
 TOTAL INVESTMENTS--99.9%
  (Cost $147,597)                                      $148,634
---------------------------------------------------------------
 Other assets, less liabilities--0.1%                        90
---------------------------------------------------------------
 NET ASSETS--100.0%                                    $148,724
---------------------------------------------------------------
---------------------------------------------------------------

*Non-income producing security.

At November 30, 1995, the Portfolio's investments, excluding time deposits, were diversified as follows:

Industry/Sector
--------------------------
Basic Industry       20.3%
Capital Goods         6.1
Consumer Goods       12.0
Energy                3.4
Financial Services   20.7
Services             17.5
Technology           10.4
Other                 9.6
--------------------------
TOTAL               100.0%
--------------------------


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                         Value
-------------------------------------------------
     SMALL COMPANY INDEX PORTFOLIO
 COMMON STOCKS--97.6%
 AGRICULTURE--0.3%
  1,100 Alamo Group, Inc.                 $    19
  3,000 Barefoot, Inc.                         35
    900 DeKalb Genetics Corp.                  41
  1,700 Delta & Pine Ltd. Co                   65
  5,500 Dimon, Inc.                            95
  1,600 Tejon Ranch Co.                        23
                                          -------
                                              278
 APPAREL--0.5%
  3,000 Converse, Inc.*                        12
    900 Donnkenny, Inc.*                       30
    600 Fossil, Inc.*                           6
  4,500 Hartmarx Corp.*                        20
  3,750 Kellwood Co.                           73
  1,200 Kenneth Cole Productions, Inc.*        26
  2,500 Nautica Enterprises, Inc.*             89
  1,000 Norton McNaughton, Inc.*               14
  2,000 Oshkosh B' Gosh, Inc.                  31
  1,300 Oxford Industries, Inc.                24
  1,200 St. John Knits, Inc.                   56
  1,600 Starter Corp.*                         11
    700 Syms Corp.*                             5
  1,450 Unitog Co.                             36
                                          -------
                                              433
 BANKING--9.9%
  2,400 Albank Financial Corp.                 71
  1,600 Amcore Financial, Inc.                 35
  1,900 American Federal Bank                  29
    900 Amfed Financial Corp.                  29
  1,000 Anchor Bancorp, Inc.                   36
  2,375 Associated Banc-Corp.                  94
    750 BSB Bancorp, Inc.                      26
    661 BT Financial Corp.                     24
  2,900 BancorpSouth, Inc.                     65
    600 Bank of New Hampshire Corp.            24
  1,068 Bank of Granite Corp.                  30
  1,764 Bankers Corp.                          30
    700 Bankers First Corp.                    19
  1,200 Banknorth Group, Inc.                  41
  1,100 Bay Ridge Bancorp, Inc.*               24
  1,200 Bay View Capital Corp.                 34
  1,600 Bell Bancorp, Inc.                     52
    900 Boston Bancorp                         33
  1,000 Brenton Banks, Inc.                    20
  2,000 Brooklyn Bancorp, Inc.*                81
  1,000 CBT Corp.                              22

 Shares Description                            Value
----------------------------------------------------
  3,200 CCB Financial Corp.                  $   160
  2,956 CNB Bancshares, Inc.                      78
    900 CPB, Inc.                                 29
  2,000 CSF Holdings, Inc.*                       79
  1,600 California Bancshares, Inc.               43
  8,580 California Federal Bank*                 131
  2,300 Center Financial Corp.*                   42
  3,900 Centura Banks, Inc.                      133
  6,900 Charter One Financial, Inc.              221
  1,150 Chittenden Corp.                          33
    900 Citfed Bancorp, Inc.                      31
  2,100 Citizens Bancorp                          71
    500 Citizens Bancshares, Inc                  22
  1,900 Citizens Banking Corp.                    61
  5,800 City National Corp.                       80
  3,300 Coast Savings Financial, Inc.*            99
  1,400 Cole Taylor Financial Group, Inc.         37
  3,100 Collective Bancorp, Inc.                  82
  1,900 Colonial BancGroup, Inc.                  56
  2,900 Comdata Holdings Corp.*                   70
  1,875 Commerce Bancorp, Inc.                    42
  2,300 Commercial Federal Corp.                  84
    700 Commonwealth Savings Bank                 16
  1,200 Community First Bankshares, Inc.          25
  1,690 Cullen/Frost Bankers, Inc.                86
  1,700 Downey Financial Corp.                    39
    745 F & M Bancorp, Maryland                   22
    800 F & M Bancorp, Wisconsin                  22
  2,955 F & M National Corp.                      54
  1,485 FNB Corp.                                 29
    600 Farmers Capital Bank Corp.                23
  1,825 Fidelity National Corp.                   29
  1,246 Financial Trust Corp.*                    39
  1,600 First Citizens Bancshares, Inc.           86
  2,100 First Commercial Bancshares, Inc.         39
  3,647 First Commercial Corp.                   118
  4,000 First Commonwealth Financial Corp.        69
  1,700 First Federal Financial Corp.*            26
  1,100 First Federal Savings Bank                40
  2,157 First Financial Bancorp                   75
    900 First Financial Bancshares, Inc.          27
  4,500 First Financial Corp.                    101
    900 First Financial Holdings, Inc.            18
    866 First Indiana Corp.                       23
    900 First Merchants Corp.                     24
  3,154 First Michigan Bank Corp.                 90
  1,900 First Midwest Bancorp, Inc.               56
  2,900 First National Bancorp                    88
    700 First United Bancshares, Inc.             30

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                      Value
--------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 BANKING--Continued
  1,488 First Western Bancorp, Inc.                    $    40
  1,500 FirstBank of Illinois Co.                           45
  2,725 FirstBank Puerto Rico                               51
  1,950 Firstier Financial, Inc.                            89
  4,500 Firstmerit Corp.                                   128
  2,050 Fort Wayne National Corp.                           65
  4,145 Fulton Financial Corp.                              92
  6,176 Glendale Federal Bank FSB*                         100
  2,800 Great Financial Corp.                               65
  2,300 Greater New York Savings Bank*                      27
  1,100 Hancock Holding Co.                                 41
  1,060 Harleysville National Corp.                         30
    500 Harris Savings Bank                                 10
  2,400 Hawkeye Bancorp                                     63
    900 Heritage Financial Services, Inc.                   18
  4,297 Home Financial Corp.                                64
  1,000 Homeland Bankshares Corp.                           29
  1,765 Hubco, Inc.                                         35
  2,100 IBS Financial Corp.                                 35
  1,300 ISB Financial Corp., LA*                            20
  1,671 Imperial Bancorp*                                   39
  1,620 Imperial Credit Industries, Inc.*                   27
    700 Intercontinental Bank                               21
     69 Investors Financial Services Corp., Class A*         1
    600 Irwin Financial Corp.                               24
  2,700 Jefferson Bancshares, Inc.                          63
  4,166 Keystone Financial, Inc.                           130
  1,800 Leader Financial Corp.                              68
  1,000 Liberty Bancorp, Inc., Oklahoma                     38
  2,000 Life Bancorp, Inc.                                  31
  4,100 Long Island Bancorp, Inc.                          106
  1,500 Loyola Capital Corp.                                56
  1,300 MLF Bancorp, Inc.                                   30
  1,300 Magna Bancorp, Inc.                                 39
  5,900 Magna Group, Inc.                                  143
  2,250 Mark Twain Bancshares, Inc.                         85
    600 Maryland Federal Bancorp, Inc.                      18
    600 Merchants New York Bancorp.                         20
    500 Metrobank                                           14
    900 Michigan Financial Corp.                            25
  3,027 Mid-Am, Inc.                                        51
  1,167 Mid-America Bancorp                                 21
  1,100 N.S. Bancorp, Inc.*                                 43
  1,432 NBB Bancorp, Inc.                                   24
    700 National Bancorp of Alaska, Inc.                    45
    600 National City Bancshares, Inc.                      28
  3,250 National Commerce Bancorp                           84

 Shares Description                                   Value
-----------------------------------------------------------
  1,173 National Penn Bancshares, Inc.              $    30
  2,151 New York Bancorp, Inc.                           44
  4,200 North Fork Bancorp, Inc.                         98
    900 Northeast Bancorp, Inc.*                          0
    829 North Side Savings Bank                          24
  1,100 Omega Financial Corp.                            35
  2,495 ONBANCorp, Inc.                                  83
  2,280 One Valley Bancorp of West Virginia, Inc.        73
    800 Park National Corp.                              37
  1,500 Peoples Bank of Bridgeport, CT                   32
  3,000 Peoples Heritage Financial Group, Inc.           63
  1,400 Pikeville National Corp.                         29
    600 Pinnacle Banc Group, Inc.                        19
  7,350 Premier Bancorp, Inc.                           174
  1,500 Provident Bancorp, Inc.                          65
  1,075 Provident Bankshares Corp.                       33
  1,000 Queen City Bancorp.                              40
  2,200 RCSB Financial, Inc.                             53
    500 RS Financial Corp.                               20
  1,800 Reliance Bancorp, Inc.                           26
  3,038 Republic Bancorp, Inc.                           35
  1,480 Resource Bancshares Mortgage Group, Inc.*        21
  3,700 Riggs National Corp.*                            52
  1,400 River Forest Bancorp                             33
  5,314 Roosevelt Financial Group, Inc.                  90
  2,000 S & T Bancorp, Inc.                              51
  1,600 Security Capital Corp.                           94
  1,400 SFFed Corp.                                      44
  1,600 Silicon Valley Bancshares*                       36
  7,562 Sovereign Bancorp, Inc.                          79
  1,100 St. Francis Capital Corp.*                       26
  3,271 St. Paul Bancorp, Inc.                           82
  3,300 Standard Financial, Inc.*                        47
    700 Student Loan Corp.                               25
    600 Suffolk Bancorp                                  22
    400 Sumitomo Bank of California                       9
  5,890 Summit Bancorp                                  171
  1,875 Susquehanna Bancshares, Inc.                     54
  1,600 T.R. Financial Corp.*                            40
    640 Tompkins County Trust Co.                        19
  2,800 Trust Co. of Jersey City                         38
  3,168 Trustco Bank Corp.                               70
  4,300 Trustmark Corp.                                  80
  1,600 U.S. Trust Corp.                                 76
  2,180 UMB Financial Corp.                              96
  2,600 UST Corp.                                        39
  2,100 United Bankshares, Inc.                          64
  2,200 United Carolina Bancshares Corp.                 83
    300 United Counties Bancorp.                         68

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                  Value
----------------------------------------------------------
  1,000 USBancorp, Inc.                            $    31
  4,728 Valley National Bancorp.                       116
    800 Vermont Financial Services Corp.                25
  1,000 Victoria Bankshares, Inc.                       33
    850 Webster Financial Corp.                         22
  1,300 Wesbanco, Inc.                                  36
  1,300 Westamerica Bancorp.                            54
  1,637 Westcorp, Inc.                                  32
  2,575 Whitney Holding Corp.                           79
  3,100 Zions Bancorp.                                 219
                                                   -------
                                                     9,387
 BITUMINOUS COAL AND LIGNITE SURFACE MINING--0.1%
  1,500 Addington Resources, Inc.*                      22
  1,200 Ashland Coal, Inc.                              26
  1,300 Nacco Industries, Inc.                          74
                                                   -------
                                                       122
 BROKERAGE AND FINANCIAL SERVICES--1.3%
  2,200 Alex Brown, Inc.                               101
  2,400 Allied Capital Commercial Corp.                 45
    400 American Financial Enterprises, Inc.             9
  3,700 Amresco, Inc.                                   45
  1,225 BHC Financial, Inc.                             23
    643 BOK Financial Corp.*                            13
  1,700 CMAC Investment Corp.                           79
  4,200 Crawford & Co., Class B                         67
  4,800 Crimmi Mae, Inc.                                41
    200 General Acceptance Corp.*                        6
  1,800 Insignia Financial Group, Inc., Class A*        54
  1,400 Inter-Regional Financial Group, Inc.            55
    600 Investment Technology Group, Inc.*               5
    800 Jefferies Group, Inc.                           34
  2,200 Legg Mason, Inc.                                65
  1,640 McDonald & Co. Investments, Inc.                29
  3,200 Mego Financial Corp.*                           22
  2,725 Morgan Keegan, Inc.                             34
  2,800 Olympic Financial Ltd.*                         57
  3,800 Penncorp Financial Group, Inc.                 105
  3,050 Phoenix Duff & Phelps Corp.                     21
  3,200 Pioneer Group, Inc.                             85
  3,100 Piper Jaffray Cos., Inc.                        40
  2,457 Quick & Reilly Group, Inc.                      62
  2,300 Raymond James Financial, Inc.                   52
  2,400 SEI Corp.                                       52
    300 Value Line, Inc.                                10
  1,202 Waterhouse Investor Services, Inc.              24
    500 Winthrop Resource Corp.*                         8
                                                   -------
                                                     1,243

 Shares Description                                       Value
---------------------------------------------------------------
 CHEMICALS AND ALLIED PRODUCTS--3.6%
    900 Advanced Magnetics, Inc.*                       $    23
  4,300 Alliance Pharmaceutical Corp.*                       52
  2,400 Alpharma, Inc., Class A*                             52
  3,400 Amylin Pharmaceuticals, Inc.*                        24
    900 Aphton Corp.*                                        10
    962 Biocraft Laboratories, Inc.                          14
  1,100 Bush Boake Allen, Inc.*                              34
  5,100 Calgon Carbon Corp.                                  60
  4,000 Carter-Wallace, Inc.                                 46
  2,500 Cellpro, Inc.*                                       31
  4,900 Cephalon, Inc.*                                     136
  1,500 Chemed Corp.                                         58
  1,700 Collagen Corp.                                       31
  1,374 Copley Pharmaceutical, Inc.*                         20
  2,400 Cygnus, Inc.*                                        38
  2,300 Cytec Industries, Inc.*                             147
  3,700 Dexter Corp.                                         90
  1,900 Diagnostic Products Corp.                            68
  2,300 Dura Pharmaceuticals, Inc.*                          67
  1,700 Duramed Pharmaceuticals, Inc.*                       28
  2,200 Epitope, Inc.*                                       26
  4,400 First Mississippi Corp.                             112
  2,500 Fuller (H.B.) Co.                                    80
  4,500 Geon Co.                                            111
  2,100 Great American Management & Investment, Inc.*        92
  1,300 Guardsman Products, Inc.                             17
  1,200 Helene Curtis Industries, Inc.                       35
  2,200 Herbalife International, Inc.                        16
  4,347 ICN Pharmaceuticals, Inc.                            88
  4,400 ICOS Corp.*                                          31
  1,300 IGI, Inc.*                                           14
  2,300 Immulogic Pharmaceutical Corp.*                      29
  4,600 Interneuron Pharmaceuticals, Inc.*                   82
  3,400 Isis Pharmaceuticals, Inc.*                          39
    800 Kronos, Inc.*                                        35
  6,000 Lawter International, Inc.                           65
  1,200 Learonal, Inc.                                       34
  1,050 Lesco, Inc.                                          15
  1,281 Life Technologies, Inc.                              32
  3,375 Lilly Industrial, Inc.                               44
    400 MacDermid, Inc.                                      23
  1,400 Matrix Pharmaceutical, Inc.*                         22
  1,700 McWhorter Technologies, Inc.*                        26
  2,000 Medco Research, Inc.*                                21
  1,700 Medimmune, Inc.*                                     22
  3,900 Mineral Technologies, Inc.                          146
  3,700 Mississippi Chemical Corp.                           83

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                  Value
----------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 CHEMICALS AND ALLIED PRODUCTS--CONTINUED
  2,800 NBTY, Inc.*                                $    16
    700 NCH Corp.                                       38
  3,500 Nexagen Pharmaceuticals, Inc.*                  42
  2,600 Noven Pharmaceuticals, Inc.*                    26
  2,200 OM Group, Inc.                                  67
    900 PDT, Inc.*                                      40
    999 Penwest Ltd.                                    26
    900 Petrolite Corp.                                 23
  1,900 Pharmaceutical Marketing Services, Inc.*        26
  3,000 Pharmaceutical Resources, Inc.*                 24
  1,600 Pratt & Lambert United, Inc.                    56
  1,000 Purepac, Inc.*                                   7
  2,700 Regeneron Pharmaceuticals, Inc.*                30
  3,300 Rexene Corp.*                                   32
  2,000 Roberts Pharmaceutical Corp.*                   34
  3,300 Scotts Co.*                                     66
  2,800 Sepracor, Inc.*                                 45
  4,100 Sequus Pharmaceuticals, Inc.*                   51
  3,000 Somatogen, Inc.*                                42
  1,200 Stepan Co.                                      19
  6,800 Sterling Chemicals, Inc.*                       57
  1,300 Synalloy Corp.                                  26
    600 Systemix, Inc.*                                  9
  1,700 Techne Corp.*                                   40
  1,788 Tetra Tech, Inc.*                               42
  2,300 Tetra Technologies, Inc.*                       38
  4,200 Uniroyal Chemical Corp.*                        34
  2,600 Vertex Pharmaceuticals, Inc.*                   54
  1,165 WD-40 Co.                                       47
                                                   -------
                                                     3,426
 COMMUNICATIONS--3.5%
  1,700 Ackerley Communications, Inc.                   26
    300 Adelphia Communications Corp.*                   2
  2,700 American Mobile Satellite Corp.*                75
    600 American Paging, Inc.*                           4
  1,400 American Telecasting, Inc.*                     20
  2,700 ANTEC Corp.*                                    39
  2,100 Applied Digital Access, Inc.*                   26
  1,600 Applied Innovation, Inc.*                       14
  4,400 Aspect Telecommunications Corp.*               150
  1,400 BET Holdings, Inc.*                             33
  2,800 Black Box Corp.*                                47
  2,122 Block Drug Co., Inc.                            83
  1,100 Brite Voice Systems, Inc.*                      18
  2,300 Broadband Technologies, Inc.*                   40
  4,070 CAI Wireless Systems, Inc.*                     35
  3,500 C-TEC Corp.*                                   102

 Shares Description                                      Value
--------------------------------------------------------------
    500 CFW Communications Co.                         $     9
  1,700 Cable Design Technologies Corp.*                    74
    900 Cellstar Corp.*                                     24
  1,800 Cellular Communications International, Inc.*        62
  1,440 Cellular Technical Services, Inc.*                  31
  7,600 Century Communications Corp., Class A*              65
  2,200 CIDCO, Inc.*                                        58
  1,800 Citicasters, Inc.                                   58
  2,100 Commnet Cellular, Inc.*                             57
  1,200 DSP Communications, Inc.*                           53
    800 Digital Link Corp.*                                 14
  1,400 EIS International, Inc.*                            22
  1,100 EZ Communications, Inc., Class A*                   18
  1,200 Emmis Broadcasting Corp., Class A*                  32
  2,100 Evergreen Media Corp., Class A*                     51
  7,400 Executone Information Systems, Inc.*                20
    500 Firefox Communications, Inc.*                       11
  7,100 Geotek Communications, Inc.*                        51
    600 Heartland Wireless Communications, Inc.*            17
  1,500 Heftel Broadcasting Corp., Class A*                 22
  2,500 Heritage Media Corp.*                               65
    900 Hickory Tech Corp.                                  28
    600 IPC Information Systems, Inc.*                       9
  1,000 Incomnet, Inc.*                                      5
    800 Intercel, Inc.*                                     13
  5,233 International Cabletel, Inc.*                      135
  1,100 Jacor Communications, Inc.*                         19
  3,378 Jones Intercable, Inc., Class A*                    44
  2,200 Level One Communications, Inc.*                     46
  4,100 Lincoln Telecommunications Co.                      80
  1,200 Mastec, Inc.*                                       12
    900 Metrocall, Inc.*                                    22
  2,957 Metromedia International Group, Inc.*               53
    800 Microdyne Corp.*                                    17
  1,400 Millicom, Inc.*                                      0
    350 Millicom American Sattellite Corp.*                  0
  1,600 NumereX Corp.*                                      11
  1,100 Ortel Corp.*                                        13
    300 Outlet Communications, Class A*                     14
  1,800 P-COM, Inc.*                                        32
    900 Palmer Wireless, Inc.*                              19
  1,800 Pairgain Technologies, Inc.*                        91
  4,600 Paxson Communications Corp.*                        67
  1,200 People's Choice TV Corp.*                           26
  1,500 Plantronics, Inc.*                                  53
    900 Premisys Communications, Inc.*                      87
  3,800 President Casinos, Inc.*                             9
  1,000 ProNet, Inc.*                                       31
  2,500 Racotek, Inc.*                                      14
  5,250 Renaissance Communications Corp.*                  114

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                       Value
---------------------------------------------------------------
    700 SFX Broadcasting, Inc., Class A*                $    20
  1,600 Silver King Communications, Inc.*                    56
  2,400 Starsight Telecast, Inc.*                            10
    900 T-Netix, Inc.*                                        9
  2,800 TCA Cable TV, Inc.                                   79
  2,800 Telular Corp.*                                       31
    700 Transaction Network Services, Inc.*                  17
  1,500 Transmedia Network, Inc.                             15
  3,300 True North Communications, Inc.                      68
  2,300 U.S. Long Distance Corp.*                            30
  7,300 United International Holdings, Inc., Class A*       102
    800 United Television, Inc.                              70
    900 United Video Satellite Group, Inc.*                  26
  4,800 Valuevision International, Inc.*                     27
  1,000 WavePhore, Inc.*                                     16
  3,100 Wescott Communications, Inc.*                        44
  3,700 Westwood One, Inc.*                                  52
  1,600 Young Broadcasting Corp.*                            40
                                                        -------
                                                          3,304
 COMPUTERS AND OFFICE MACHINES--6.3%
  2,700 Actel Corp.*                                         36
    500 Active Voice Corp.*                                  14
    800 Amtrol, Inc.                                         13
  2,300 Apertus Technologies, Inc.*                          23
    900 Applix, Inc.*                                        37
  5,700 AST Research, Inc.*                                  52
  2,700 Atari Corp.*                                          4
  2,000 Atria Software, Inc.*                                84
  4,200 Auspex Systems, Inc.*                                62
  4,200 Autotote Corp.*                                      12
  4,500 Avid Technology, Inc.*                              178
  3,366 BancTec, Inc.*                                       65
    900 Boca Research, Inc.*                                 26
  4,900 Borland International, Inc.*                         86
  3,400 C-Cube Microsystems, Inc.*                          341
  2,400 Caere Corp.*                                         22
    864 Cambrex Corp.                                        32
  1,500 Cambridge Technology Partners, Inc.*                 74
    375 Champion Industries, Inc.                             8
  3,100 Chips & Technologies, Inc.*                          33
  2,300 Chronimed, Inc.*                                     35
  4,000 Computer Network Technology Corp.*                   25
  3,500 Comverse Technology, Inc.*                           79
  3,675 Concord EFS, Inc.*                                  141
  9,200 Conner Peripherals, Inc.*                           208
  3,500 Copytele, Inc.*                                      34
  4,300 Cray Research, Inc.*                                103

 Shares Description                            Value
----------------------------------------------------
  1,290 DH Technology, Inc.*                 $    30
  1,400 DSP Group, Inc.*                          17
  6,600 Data General Corp.*                       80
  1,400 Davidson & Associates, Inc.*              35
    600 Day Runner, Inc.*                         17
  1,000 Dialogic Corp.*                           32
  2,100 Digi International, Inc.*                 49
    850 DiMark, Inc.*                             12
  3,100 Dynatech Corp.*                           46
  1,000 Emulex Corp.*                             13
  1,000 Encad, Inc.*                              19
  1,400 EPIC Design Technology, Inc.*             30
  1,500 Evans & Sutherland Computer Corp.*        36
  3,900 Exabyte Corp.*                            49
  1,100 Excalibur Technologies Corp.*             25
    800 Expert Software, Inc.*                    14
  2,700 FTP Software, Inc.*                       82
  2,800 Filenet Corp.*                           120
    868 Franklin Electric Co., Inc.               27
  1,100 General Binding Corp.                     24
  2,100 Global Village Communication*             48
  1,400 Hyperion Software Corp.*                  62
  4,800 Information Resources, Inc.*              58
  1,000 Integrated Systems, Inc.*                 39
  5,000 Intelligent Electronics, Inc.             33
  6,900 Intergraph Corp.*                        119
  3,800 International Rectifier Corp.*           189
  1,400 Interpool, Inc.*                          24
  3,300 Iomega Corp.*                            141
  1,800 Itron, Inc.*                              51
  1,200 Key Tronic Corp.*                         13
  2,184 Logicon, Inc.                             61
  6,200 Macromedia, Inc.*                        288
    600 MapInfo Corp.*                            12
  9,100 Maxtor Corp.*                             58
  1,900 Mercury Interactive Corp.*                44
  2,000 Microcom, Inc.*                           50
  1,300 Micron Electronics, Inc.*                 19
    500 Micros Systems, Inc.*                     21
    800 Microtec Research, Inc.*                  11
    700 Microtest, Inc.*                          11
  1,500 MicroTouch Systems, Inc.*                 23
  4,600 Miller (Herman), Inc.                    146
  2,300 Mylex Corp.*                              44
  2,400 National Computer Systems, Inc.           50
  4,400 Netmanage, Inc.*                         100
  3,500 Network General Corp.*                   147
  1,300 Norand Corp.*                             19
  3,800 Nu-Kote Holding, Inc.*                    75

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                              Value
------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 COMPUTERS AND OFFICE MACHINES--CONTINUED
  1,500 Optical Data Systems, Inc.*            $    31
  3,000 PHH Corp.                                  137
  2,100 Phoenix Technologies Ltd.*                  26
  1,200 Planar Systems, Inc.*                       19
  5,198 Platinum Technology, Inc.*                  87
    600 Printronix, Inc.*                           11
  1,100 Proxima Corp.*                              20
  2,500 Radius, Inc.*                                5
  8,100 S3, Inc.*                                  153
  2,800 Santa Cruz Operation, Inc.*                 17
  5,900 Sequent Computer Systems, Inc.*             94
  2,300 Standard Microsystems Corp.*                47
  3,600 Stratus Computer, Inc.*                    120
  1,600 SubMicron Systems, Inc.*                    16
  1,200 Sylvan Learning Systems, Inc.*              29
  1,200 Synetic, Inc.*                              32
  1,100 3D Systems Corp.*                           22
  6,000 Tech Data Corp.*                           101
  3,000 Triad Systems Corp.*                        17
  1,800 Trident Microsystems, Inc.*                 63
  2,400 Tseng Laboratories, Inc.*                   23
  1,400 Wall Data, Inc.*                            22
  5,100 Wang Labs, Inc.*                            91
  1,400 Wonderware Corp.*                           37
    700 XcelleNet, Inc.*                            13
    500 Xpedite Systems, Inc.*                       7
  1,000 Xylogics, Inc.*                             71
  1,600 Zebra Technologies Corp.*                  107
                                               -------
                                                 5,958
 CREDIT INSTITUTIONS--0.5%
  4,300 Ampal-American Israel Corp.*                24
  1,900 Astoria Financial Corp.                     83
    955 First Financial Corp., Indiana              29
  1,600 JSB Financial, Inc.                         52
  1,725 Money (The) Store, Inc.                     82
  2,000 National Auto Credit, Inc.*                 34
  2,700 North American Mortgage Co.                 61
    750 Regional Acceptance Corp.*                   6
  2,400 Ryland Group, Inc.                          30
  3,300 World Acceptance Corp.*                     40
                                               -------
                                                   441
 ELECTRICAL SERVICES--2.3%
  2,600 Black Hills Corp.                           64
  2,600 Central Hudson Gas & Electric Corp.         79
  3,400 Central Louisiana Electric Co., Inc.        87
  5,700 Central Maine Power Co.                     77

 Shares Description                              Value
------------------------------------------------------
  2,100 Central Vermont Public Service Corp.   $    28
  2,300 CILCORP, Inc.                               95
 13,575 Citizens Utilities Co., Series B*          170
  1,600 Commonwealth Energy Systems Cos.            72
  3,600 Eastern Utilities Associates                83
  1,400 Electroglas, Inc.*                          83
  2,600 Empire District Electric Co.                50
    872 Green Mountain Power Corp.                  24
  5,100 IES Industries, Inc.                       142
  1,700 Interstate Power Co.                        53
  1,900 Madison Gas & Electric Co.                  63
  1,389 Northwestern Public Service Co.             37
  2,400 Orange & Rockland Utilities, Inc.           85
  2,000 Otter Tail Power Co.                        70
  9,100 Public Service Co. of New Mexico*          160
  6,300 Sierra Pacific Resources                   146
  2,100 Sithe Energies, Inc.*                       13
  2,400 Southern Indiana Gas & Electric Co.         80
    700 St. Joseph Light & Power Co.                22
  1,900 TNP Enterprises, Inc.                       35
 24,200 Tucson Electric Power Co.*                  73
  2,100 United Illuminating Co.                     78
  4,900 WPS Resources Corp.                        156
  1,850 Yankee Energy System, Inc.                  43
  2,200 Zurn Industries, Inc.                       54
                                               -------
                                                 2,222
 ELECTRONICS AND OTHER ELECTRICAL EQUIPMENT--
  5.3%
    900 Acme Electric Corp.*                         8
  1,100 ADFlex Solutions, Inc.*                     31
  1,100 Alpha Industries, Inc.*                     16
  1,400 Altron, Inc.*                               41
  1,350 American Superconductor Corp.*              17
  5,300 Ametek, Inc.                                93
  4,000 Applied Magnetics Corp.*                    62
  2,900 Associated Group, Inc.*                     52
    800 Asyst Technologies, Inc.*                   36
  3,000 Augat, Inc.                                 52
  4,400 BMC Industries, Inc.                        74
  3,120 Baldor Electric Co.                         71
  4,100 Belden, Inc.                               111
  3,400 Boston Technology, Inc.*                    49
  2,600 Brooktree Corp.*                            34
  2,200 Burr-Brown Corp.*                           63
  1,700 C-COR Electronics, Inc.*                    44
    563 CTS Corp.                                   20
  3,200 California Microwave, Inc.*                 70
    700 Charter Power Systems, Inc.                 17
  2,500 Checkpoint Systems, Inc.                    77
    800 Cherry Corp., Class B*                       8

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                   Value
-----------------------------------------------------------
    900 Cincinnati Microwave, Inc.*                 $     6
    600 Coherent Communications Systems Corp.*            9
    800 Cohu, Inc.                                       23
  2,400 Colonial Data Technologies Corp.*                38
  1,200 Communications Systems, Inc.                     20
  2,600 Compression Labs, Inc.*                          19
  3,900 Computer Products, Inc.*                         49
  4,600 Credence Systems Corp.*                         137
  1,600 Cree Research, Inc.*                             30
  4,200 Cyrix Corp.*                                    142
  3,900 Dallas Semiconductor Corp.                       84
  2,400 Digital Microwave Corp.*                         29
  1,500 Electro Scientific Industries, Inc.*             43
    500 Eltron International, Inc.*                      19
  1,400 Energy Conversion Devices, Inc.*                 24
  1,100 Esterline Technologies Corp.*                    24
  1,600 Exar Corp.*                                      34
  1,100 Exide Electronics Group, Inc.*                   17
  1,400 FORE Systems, Inc.*                              82
    900 GTI Corp.*                                       14
  3,600 General DataComm Industries, Inc.*               71
  2,600 Genus, Inc.*                                     21
  5,600 Griffon Corp.*                                   48
  1,400 HADCO Corp.*                                     42
  2,010 Harman International Industries, Inc.            88
  1,200 Harmon Industries, Inc.                          21
  1,400 Holophane Corp.*                                 43
    900 Hutchinson Technologies, Inc.*                   45
  1,500 ITI Technologies, Inc.*                          38
  1,600 Integrated Circuit Systems, Inc.*                23
  2,100 Integrated Silicon Solution, Inc.*               50
  1,100 Inter-Tel, Inc.*                                 18
  7,900 Interdigital Communications Corp.*               67
  2,046 Intermagnetics General Corp.*                    46
  3,600 International Family Entertainment, Inc.*        67
  2,700 Intervoice, Inc.*                                59
  1,164 Joslyn Corp.                                     39
  3,300 Juno Lighting, Inc.                              52
  3,250 Lattice Semiconductor Corp.*                    105
  2,200 Littelfuse, Inc.*                                74
  3,200 Lojack Corp.*                                    30
  5,000 LTX Corp.*                                       62
  3,500 Magnetek, Inc.*                                  29
  1,400 Mattson Technology, Inc.*                        32
    600 Merix Corp.*                                     22
  5,550 Methode Electronics, Inc., Class A               81
    900 Micrel, Inc.*                                    15

 Shares Description                             Value
-----------------------------------------------------
  2,100 Micro Linear Corp.*                   $    24
  1,000 National Presto Industries, Inc.           42
  2,640 Oak Industries, Inc.*                      64
  3,780 Octel Communications Corp.*               124
  1,200 Opti, Inc.*                                12
    700 Orbit Semiconductor, Inc.*                  6
  1,700 PSC, Inc.*                                 18
    500 Panda Project (The), Inc.*                 16
  1,598 Park Electrochemical Corp.*                49
  6,100 Picturetel Corp.*                         238
  3,937 Pioneer Standard Electronics, Inc.         58
  1,700 Pittway Corp.                             109
  2,000 PriCellular Corp.*                         26
  2,000 Quickturn Design Systems, Inc.*            21
  1,598 Recoton Corp.*                             28
  1,600 Rival Co.                                  34
  1,900 Robotic Vision Systems, Inc.*              50
    400 SDL, Inc.*                                  9
  1,400 Sammina Corp.*                             72
  1,050 Semitool, Inc.*                            17
  3,800 Sierra Semiconductor Corp.*                70
  1,800 Siliconix, Inc.*                           70
  1,200 Spectrian Corp.*                           28
  1,400 Standard Motor Products, Inc.              21
  1,100 Summa Four, Inc.*                          17
  2,600 Symetricon, Inc.                           39
  1,100 Tekelec*                                   17
  1,800 Thomas Industries, Inc.                    37
  2,300 3DO Co.*                                   26
  1,200 Three-Five Systems, Inc.*                  26
  4,900 Top Source Technologies, Inc.*             40
  1,700 Ultratech Stepper, Inc.*                   64
  1,800 Unitrode Corp.*                            52
  2,400 Vitesse Semiconductor Corp.*               27
  3,000 Windmere Corp.                             18
  1,800 Woodhead Industries, Inc.                  28
  2,200 Wyle Electronics                           87
  3,847 Zenith Electronics Corp.*                  30
  3,650 Zilog, Inc.*                              127
                                              -------
                                                5,018
 FOOD AND BEVERAGES--1.5%
    600 Alico, Inc.                                13
  6,600 Applebee's International, Inc.            183
  1,100 Au Bon Pain Co., Inc.*                     10
    675 Bridgford Foods Corp.                       6
  5,400 Calgene, Inc.*                             28
  2,000 Canandaigua Wine Company, Inc.*            72
  4,800 Chiquita Brands International, Inc.        64
    800 Coca-Cola Bottling Co.                     27

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                             Value
-----------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 FOOD AND BEVERAGES--CONTINUED
  6,600 Coors (Adolph) Co., Class B           $   134
  2,000 Dreyer's Grand Ice Cream, Inc.             66
  2,200 FoodBrands America, Inc.*                  26
    800 GoodMark Foods, Inc.                       15
  1,800 Hometown Buffet, Inc.*                     20
  4,300 Hudson Foods, Inc.                         69
  2,200 International Dairy Queen, Inc.*           49
  3,500 Interstate Bakeries Corp.                  78
  1,200 J & J Snack Foods Corp.*                   15
  2,900 Lance, Inc.                                48
  1,200 Landry's Seafood Restaurants, Inc.*        19
  3,600 Luby's Cafeterias, Inc.                    79
  2,100 Michael Foods, Inc.                        24
  1,500 Midwest Grain Products, Inc.*              18
    800 Mondavi (Robert) Corp., Class A*           26
  4,200 Morrison Restaurants, Inc.                 70
    600 Papa Johns International, Inc.*            26
  2,700 Riviana Foods, Inc.                        34
    600 Rock Bottom Restaurants, Inc.*              9
  6,000 Shoney's, Inc.*                            65
  2,200 Smithfield Foods, Inc.*                    68
    550 Thorn Apple Valley, Inc.                    9
  5,020 Triarc Cos., Inc., Class A*                53
  2,850 WLR Foods, Inc.                            47
                                              -------
                                                1,470
 FOOD AND MANUFACTURING--0.6%
  1,500 Cheesecake Factory, Inc.*                  34
    198 Farmer Bros. Co.                           28
 10,200 Flowers Industries, Inc., Class A         131
    700 Performance Food Group Co.*                17
  5,400 Ralcorp Holding, Inc.*                    128
  1,300 Sanderson Farms, Inc.                      14
  4,000 Savannah Foods & Industries, Inc.          50
    100 Seaboard Corp.                             25
  4,400 Smucker (J.M.) Co.                         92
  2,572 Tootsie Roll Industries, Inc.              90
                                              -------
                                                  609
 FURNITURE AND FIXTURES--0.4%
  2,500 Bassett Furniture Industries, Inc.         56
  1,000 Chromcraft Revington, Inc.*                24
  2,600 Ethan Allen Interiors, Inc.*               57
  1,100 Falcon Building Products, Inc.*            10
  1,000 Falcon Products, Inc.                      14
  3,000 Kimball International, Inc.                78
  2,200 La-Z-Boy Chair Co.                         70

 Shares Description                               Value
-------------------------------------------------------
  1,233 Ladd Furniture, Inc.                    $    16
  3,000 O'Sullivan Industries Holdings, Inc.*        19
  2,600 Triangle Pacific Corp.*                      41
                                                -------
                                                    385
 GENERAL BUILDING CONTRACTORS--0.7%
  2,000 ABT Building Products Corp.*                 30
  3,000 AMCOL International Co.                      44
  1,200 Beazer Homes USA, Inc.*                      23
  1,200 Blount, Inc.                                 36
 12,900 Catellus Development Corp.*                  76
  1,000 Continental Homes Holding Corp.              18
  1,400 Corrpro Cos., Inc.*                           8
  1,813 Horton (D.R.) Inc.*                          18
  3,300 Eagle Hardware & Garden, Inc.*               25
  2,800 Hovnanian Enterprises, Inc., Class A*        19
  5,100 Kaufman & Broad Home Corp.                   66
  5,400 Morrison-Knudsen, Inc.*                      32
    800 NCI Building Systems, Inc.*                  18
  2,900 Pulte Corp.                                  89
  1,600 Schuler Homes, Inc.*                         14
  4,600 Standard Pacific Corp.                       26
  3,300 Toll Brothers, Inc.*                         60
  1,979 U.S. Home Corp.*                             51
  2,600 Webb (Del E.) Corp.                          53
                                                -------
                                                    706
 GLASS, CLAY AND STONE PRODUCTS--0.4%
    500 Ameron, Inc.                                 18
  2,200 Centex Construction Products, Inc.*          31
    750 Donnelly Corp.                               11
  1,300 Florida Rock Industries, Inc.                34
  2,600 Gentex Corp.*                                57
  1,800 Giant Cement Holding, Inc.*                  19
  2,900 Medusa Corp.                                 72
  1,400 Mikasa, Inc.*                                19
  1,200 Photronics, Inc.*                            38
    700 Puerto Rican Cement Co.                      23
  3,100 Southdown, Inc.*                             59
                                                -------
                                                    381
 HEALTH SERVICES--5.0%
  1,200 Access Health Marketing, Inc.*               39
    200 American HomePatient, Inc.*                   6
  2,700 American Medical Response, Inc.*             77
  1,700 Apogee, Inc.                                 17
  6,581 Apria Healthcare Group, Inc.*               199
  1,000 Arbor Health Care Co.*                       18
  4,100 Athena Neurosciences, Inc.*                  38
    600 Barr Labs, Inc.*                             14
  2,952 Benson Eyecare Corp.*                        25

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                            Value
----------------------------------------------------
  1,000 Bio-Rad Labs, Inc.*                  $    41
  3,000 Champion Healthcare Corp.*                16
  4,300 Charter Medical Corp.*                    78
  2,400 Coastal Physician Group, Inc.*            34
  2,850 Community Health Systems, Inc.*           98
  6,600 Community Psychiatric Centers*            73
  3,500 COR Therapeutics, Inc.*                   39
  7,100 Coram Healthcare Corp.*                   39
  3,500 Cytel Corp.*                              15
  2,800 Daig Corp.*                               60
  3,275 Enzo Biochem, Inc.*                       64
  1,300 Fusion Systems Corp.*                     41
  1,100 Gelman Sciences, Inc.*                    26
  2,200 Genesis Health Ventures, Inc.*            72
  3,485 Grancare, Inc.*                           53
  1,900 Gulf South Medical Supply, Inc.*          46
  3,600 Haemonetics Corp.*                        64
  1,400 Health Management Systems, Inc.*          50
  1,500 Health Management, Inc.*                  20
    421 Healthdyne Technologies, Inc.*             5
    900 Healthwise America, Inc.*                 28
  7,192 Horizon Healthcare Corp.*                156
  1,500 Human Genome Sciences, Inc.*              41
  3,600 Hydron Technologies, Inc.                  8
  1,400 I-STAT Corp.*                             49
  5,900 IDEXX Laboratories, Inc.*                263
  1,050 INBRAND Corp.*                            18
    900 Incyte Pharmaceuticals, Inc.*             16
  1,800 Inphynet Medical Management, Inc.*        33
  3,000 Integrated Health Services, Inc.          66
  2,600 Kinetic Concepts, Inc.                    30
    400 Labone, Inc.                               6
  1,500 Landauer, Inc.                            29
  2,458 Ligand Pharmaceuticals, Inc.*             21
  4,700 Linecare Holdings*                       126
  2,400 Living Centers of America, Inc.*          75
  1,400 MMI Cos., Inc.                            33
  3,700 Mariner Health Group, Inc.*               49
  3,100 Maxicare Health Plans, Inc.*              68
  1,200 MedPartners/Mullikin, Inc.*               34
  1,600 Multicare Cos., Inc.*                     33
  1,200 Neurogen Corp.*                           25
  3,000 North American Biologicals, Inc.*         29
 11,600 NovaCare, Inc.*                           68
 10,500 OIS Optical Imaging Systems, Inc.*        32
  3,600 Omnicare, Inc.                           136
  6,900 Ornda HealthCorp*                        135

 Shares Description                                   Value
-----------------------------------------------------------
  1,600 PHP Healthcare Corp.*                       $    44
  1,500 Pacific Physician Services, Inc.*                25
  7,525 Phycor, Inc.*                                   337
  1,500 Physician Reliance Network, Inc.*                53
  2,700 Physician Sales & Service, Inc.*                 51
  1,200 Physicians Health Services, Inc.*                51
  2,800 Quantum Health Resources, Inc.*                  26
  2,100 Regency Health Services, Inc.*                   23
  1,700 Renal Treatment Centers, Inc.*                   69
    600 RES-CARE, Inc.*                                  10
  2,700 Resound Corp.*                                   21
  1,100 Rexall Sundown, Inc.*                            21
  1,400 Right Choice Managed Care, Inc., Class A*        18
  1,300 RoTech Medical Corp.*                            38
  1,000 Rural/Metro Corp.*                               25
  1,300 Safeskin Corp.*                                  25
  3,100 Sofamor/Danek Group, Inc.*                       71
  6,180 Sun Healthcare Group, Inc.*                      76
    800 Target Therapeutics, Inc.*                       63
  1,300 TheraTx, Inc.*                                   18
  1,000 UniHolding Corp.*                                 4
  5,700 Unilab Corp.*                                    16
  1,000 United American Healthcare Corp.*                11
  1,600 Universal Health Realty Income Trust             27
  2,500 Universal Health Services, Inc.*                103
  2,500 Uromed Corp.*                                    25
    400 Vitalink Pharmacy Services, Inc.*                 8
  5,925 Vivra, Inc.*                                    135
  2,100 Vivus, Inc.*                                     55
  6,654 Watson Pharmaceuticals, Inc.*                   314
  1,000 Wellcare Management Group, Inc.*                 21
                                                    -------
                                                      4,758
 HEAVY CONSTRUCTION--0.4%
  1,900 Apogee Enterprises, Inc.                         28
  1,300 Granite Construction, Inc.                       36
  2,500 Greenfield Industries, Inc.                      77
  3,616 Instituform Technologies, Inc.*                  42
  1,691 Kasler Holding Co.*                              10
  3,500 Lennar Corp.                                     77
  2,100 Lone Star Industries, Inc.*                      52
  2,300 NVR, Inc.*                                       22
  7,800 Presley Cos.*                                    11
  1,300 Redman Industries, Inc.*                         36
  1,600 Stimsonite Corp.*                                14
                                                    -------
                                                        405
 INDUSTRIAL INSTRUMENTS--3.7%
  2,200 ATS Medical, Inc.*                               20
  3,900 Acuson Corp.*                                    46

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                 Value
---------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 INDUSTRIAL INSTRUMENTS--CONTINUED
  2,900 ADAC Laboratories                         $    37
  2,400 Advanced Technology Laboratories, Inc.*        52
  2,200 ALANTEC Corp.*                                 90
  4,500 Allen Group, Inc.                             119
  3,800 Amsco International, Inc.*                     64
  1,400 Analogic Corp.                                 29
  4,800 Ballard Medical Products                       82
  5,500 Biocontrol Technology, Inc.*                   19
  2,200 CNS, Inc.                                      34
  1,400 Circon Corp.*                                  31
  3,300 Cognex Corp.*                                 200
  1,900 Coherent, Inc.*                                80
  1,300 CONMED Corp.*                                  41
  1,300 Crosscom Corp.*                                16
    584 Cubic Corp.                                    14
  1,900 Daniel Industries, Inc.                        25
  2,400 Datascope Corp.*                               61
  1,200 Dionex Corp.*                                  68
  1,900 EP Technologies, Inc.*                         24
  2,500 Electronics for Imaging, Inc.*                215
  1,500 Empi, Inc.*                                    28
  2,400 Fisher Scientific International, Inc.          78
    900 Fluke (John) Manufacturing Co., Inc.*          31
  1,400 Fresenius USA, Inc.*                           24
  3,500 Genrad, Inc.*                                  31
  3,400 Gilead Sciences, Inc.*                         89
    675 Hach Co.                                       11
  1,900 Heart Technology, Inc.*                        52
  3,100 IMO Industries, Inc.*                          22
  1,500 InControl, Inc.*                               18
  2,500 Input/Output, Inc.*                           115
  3,800 Invacare Corp.                                102
  3,200 Isolyser Company, Inc.*                        52
    600 Lunar Corp.*                                   26
    800 MTS Systems Corp.                              28
  5,600 Mascotech, Inc.                                61
  1,200 Maxxim Medical, Inc.*                          19
  2,300 Measurex Corp.                                 64
  1,800 MediSense, Inc.*                               46
  3,564 Mentor Corp.                                   74
  1,000 Mine Safety Appliances Co.                     44
  4,948 Nellcor Puritan Bennett, Inc.*                285
  1,400 Ostex International, Inc.*                     26
  1,700 Research Industries Corp.*                     47
  2,500 Respironics, Inc.*                             48
  4,800 SCI Systems, Inc.*                            161
  2,300 Staar Surgical Co.*                            27

 Shares Description                                    Value
------------------------------------------------------------
  1,200 Starrett (L.S.) Co.                          $    28
  3,000 Sunrise Medical, Inc.*                            52
  1,000 Tech-Sym Corp.*                                   30
  2,650 TECNOL Medical Products, Inc.*                    46
  1,600 Theratech, Inc.*                                  30
  2,900 Thermedics, Inc.*                                 63
  3,000 Trimble Navigation Ltd.*                          61
  1,700 Utah Medical Products, Inc.*                      25
  3,600 Ventritex, Inc.*                                  78
  1,000 Vital Signs, Inc.                                 20
  1,296 Watkins-Johnson Co.                               59
  2,400 X-Rite, Inc.                                      36
                                                     -------
                                                       3,504
 INSURANCE SERVICES--4.4%
  2,200 Acceptance Insurance Cos., Inc.*                  32
  2,500 Acordia, Inc.                                     70
  3,500 Alfa Corp.                                        39
  1,050 Allied Group, Inc.                                37
  1,524 American Annuity Group, Inc.*                     17
  3,400 American Bankers Insurance Group, Inc.           123
  1,450 American Heritage Life Investment Corp.           29
  1,400 American Travelers Corp.*                         35
    200 Amerco Life, Inc.*                                 4
  1,800 Amvestors Financial Corp.                         21
  2,700 Argonaut Group, Inc.                              90
  1,350 Avemco Corp.                                      23
  2,300 Baldwin & Lyons, Inc.                             36
  1,900 Berkley (W.R.) Corp.                              86
  1,900 Blanch (E.W.) Holdings, Inc.                      41
  1,600 Capital Guaranty Corp.                            35
  2,100 Capital RE Corp.                                  63
    850 Capital Transamerica Corp.                        17
    800 Capitol American Financial Corp.                  16
  1,200 Citizens Corp.                                    22
  1,700 Citizens, Inc.*                                   15
  4,400 Commerce Group, Inc.                              93
  6,900 Coventry Corp.*                                  135
    900 Crop Growers Corp.*                               12
  2,700 Danielson Holding Corp.*                          19
  1,000 Delphi Financial Group, Inc.*                     20
    600 EMC Insurance Group, Inc.                          7
  2,200 Enhance Financial Services Group, Inc.            53
  2,100 Executive Risk, Inc.                              55
  3,900 Financial Security Assurance International       102
  1,700 First American Financial Corp.                    39
  1,600 Foremost Corp. of America                         78
  2,275 Fremont General Corp.                             78
  1,440 Frontier Insurance Group, Inc.                    48
  1,200 Fund American Enterprises Holdings, Inc.*         83

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                              Value
------------------------------------------------------
  3,385 Gainsco, Inc.                          $    35
  2,100 Gallagher (Arthur J.) & Co.                 69
    900 Gryphon Holdings, Inc.*                     16
  2,200 Guaranty National Corp.                     32
  1,200 HCC Insurance Holdings, Inc.*               40
  1,100 Harleysville Group, Inc.                    32
  2,700 Hilb, Rogal & Hamilton Co.                  38
  2,200 Home Beneficial Corp.                       54
  2,600 Home Holdings, Inc.*                         0
  5,000 Horace Mann Educators Corp.                145
  1,700 Independent Insurance Group, Inc.           46
  2,500 Integon Corp.                               43
  3,800 John Alden Financial Corp.                  78
    600 Kansas City Life Insurance Co.              31
  1,600 Lawyers Title Corp.                         27
  2,300 Liberty Corp.                               76
    500 Liberty Financial Cos., Inc.                15
  3,000 Life Partners Group, Inc.                   37
  1,600 Life Reinsurance Corp.                      34
  2,800 Life USA Holding, Inc.*                     24
  1,429 MAIC Holdings, Inc.*                        45
    700 Markel Corp.*                               51
  2,600 NAC RE Corp.                                86
  2,500 National RE Holdings Corp.                  82
    400 National Western Life Insurance Co.*        21
  1,000 Navigators Group, Inc.*                     19
  1,000 Nymagic, Inc.                               17
  2,090 Orion Capital Corp.                         87
    850 Poe & Brown, Inc.                           21
  4,200 Presidential Life Corp.                     42
  2,500 Protective Life Corp.                       73
  1,200 PXRE Corp.                                  29
  1,065 RLI Corp.                                   26
  2,600 Reinsurance Group of America, Inc.          80
  7,300 Reliance Group Holdings, Inc.               65
    700 SCOR U.S. Corp.                             11
    800 Seafield Capital Corp.                      28
  1,500 Security Connecticut Corp.                  38
  2,100 Selective Insurance Group, Inc.             80
  1,900 Sierra Health Services, Inc.*               62
    700 State Auto Financial Corp.                  16
  1,700 Takecare, Inc.                               0
  2,790 Statesman Group, Inc.*                       0
  1,050 Stewart Information Services Corp.          23
  1,300 Transnational Re Corp., Class A             34
  1,100 Trenwick Group, Inc.                        56
  5,700 20th Century Industries                    104

 Shares Description                              Value
------------------------------------------------------
  4,220 United Cos. Financial Corp.            $   139
    900 United Fire & Casualty Co.                  33
  1,300 United Insurance Cos., Inc.*                23
    400 United Wisconsin Services, Inc.              9
  2,000 Vesta Insurance Group, Inc.                 90
  1,800 Washington National Corp.                   45
  5,700 Western National Corp.                      81
  2,000 Zenith National Insurance Corp.             44
                                               -------
                                                 4,205
 JEWELRY AND PRECIOUS METALS--0.2%
    914 Lifetime Hoan Corp.*                         8
  1,700 Oneida Ltd.                                 30
  1,000 Syratech Corp.*                             21
  2,000 Tiffany & Co.                              103
                                               -------
                                                   162
 LEATHER PRODUCTS--0.2%
  3,000 Brown Group, Inc.                           42
  3,400 Justin Industries, Inc.                     37
  1,400 Timberland Co.*                             27
  2,925 Wolverine World Wide, Inc.                  92
                                               -------
                                                   198
 LUMBER AND WOOD PRODUCTS--0.4%
  1,500 Fibreboard Corp.*                           33
  4,100 Oakwood Homes Corp.                        168
  2,200 Ply-Gem Industries, Inc.                    40
  2,400 Pope & Talbot, Inc.                         35
  1,400 Republic Group, Inc.                        18
  2,600 TJ International, Inc.                      46
                                               -------
                                                   340
 MACHINERY--2.6%
  1,100 Acme-Cleveland Corp.                        25
    800 Ag-Chem Equipment Co., Inc.*                23
  1,600 Allied Products Corp.                       33
  1,300 Astec Industries, Inc.*                     14
  1,300 Avondale Industries, Inc.*                  20
  2,300 Borg-Warner Security Corp.*                 27
  1,400 Brenco, Inc.                                15
  3,100 CMI Corp.*                                  16
  1,800 Cascade Corp.                               26
    900 Central Sprinkler Corp.*                    30
    900 DT Industries, Inc.                         12
  3,500 Donaldson Co., Inc.                         87
  1,400 Dovatron International, Inc.*               46
  2,900 Duriron Co., Inc.                           83
  3,200 FSI International, Inc.*                    65
  3,400 Figgie International Holdings, Inc.*        40
  2,600 Flow International Corp.*                   22

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                               Value
-------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 MACHINERY--CONTINUED
  2,800 Fruehauf Trailer Corp.*                 $     5
  1,050 Gasonics International Corp.*                19
  5,200 Giddings & Lewis, Inc.                       82
    700 Gleason Corp.                                23
  4,000 Global Industrial Technologies, Inc.*        71
  1,175 Gorman-Rupp Co.                              18
  3,200 Goulds Pumps, Inc.                           76
  1,465 Graco, Inc.                                  53
  1,300 Helix Technology Corp.                       44
  2,200 ICC Technologies, Inc.*                      27
  3,350 IDEX Corp.                                  138
  2,500 Indentix, Inc.                               25
  2,000 Integrated Process Equipment Corp.*          62
  2,100 Ionics, Inc.*                                91
  2,400 JLG Industries, Inc.*                        68
  2,037 Jason, Inc.*                                 15
  2,500 Kaydon Corp.                                 74
  3,100 Kulicke & Soffa Industries, Inc.*            88
    800 Lindsay Manufacturing Co.*                   28
  1,200 Lufkin Industries, Inc.                      24
  1,400 Manitowoc Co., Inc.                          41
  5,700 Marine Drilling Co., Inc.*                   23
  3,550 Mohawk Industries, Inc.*                     63
  2,000 Molten Metal Technology, Inc.*               74
  1,200 Morningstar Group, Inc.*                     10
  1,700 Osmonics, Inc.*                              31
  3,600 Outboard Marine Corp.                        74
    799 Pilgrims Pride Corp.                          5
    986 Raymond Corp.*                               20
  3,000 Regal-Beloit Corp.                           66
  2,300 Rexel, Inc.*                                 31
    674 Robbins & Myers, Inc.                        22
  2,200 Roper Industries, Inc.                       78
  2,000 SPX Corp.                                    32
  5,500 Smith International, Inc.*                   93
    500 Special Devices, Inc.*                        8
  3,000 Specialty Equipment Cos., Inc.*              31
  1,350 Thermo Fibertek, Inc.*                       27
  1,000 Thermo Power Corp.*                          14
    665 Thermo Process Systems, Inc.*                 9
  2,300 Toro Co.                                     73
    800 Tractor Supply Co.*                          16
  3,000 Varco International, Inc.*                   27
                                                -------
                                                  2,483
 MANUFACTURING--GENERAL--0.7%
  2,100 American Safety Razor Co.*                   18
  1,500 Blyth Industries, Inc.*                      84

 Shares Description                               Value
-------------------------------------------------------
    960 Brady (W.H.) Co.                        $    74
    400 Culbro Corp.*                                20
    700 Duracraft Corp.*                             16
  4,300 First Alert, Inc.*                           46
  2,000 Hunt Manufacturing Co.                       30
  1,700 Insilico Corp.*                              56
  1,500 Matthews International Corp., Class A        29
  1,053 Oil-Dri Corp. of America                     16
  2,000 Paragon Trade Brands, Inc.*                  42
    800 Pillowtex Corp.                              10
  2,200 Samsonite Corp.*                             22
    800 Seattle Filmworks, Inc.*                     15
    700 Simpson Manufacturing Co.*                   11
    450 Simula, Inc.*                                 9
  1,000 Thermolase Corp.*                            25
  3,000 Toy Biz, Inc.*                               67
  1,700 Tracor, Inc.*                                26
    700 Tremont Corp.*                               12
    700 Trigen Energy Corp.                          13
  1,900 U.S. Can Corp.*                              24
  1,100 Ultralife Batteries, Inc.*                   24
    900 Wireless Telecom Group, Inc.                 16
                                                -------
                                                    705
 MERCHANDISE--GENERAL--0.3%
  2,600 Amerisource Corp.*                           75
  3,100 Church & Dwight Co., Inc.                    57
  2,200 Cross (A.T.) Co.                             35
  2,300 Libbey, Inc.                                 52
  4,300 Playtex Products, Inc.*                      31
                                                -------
                                                    250
 METAL MINING--0.4%
  2,100 Cleveland Cliffs, Inc.                       82
  2,800 Coeur D'Alene Mines Corp.                    51
  1,000 FMC Gold Co.                                  4
  3,717 Firstmiss Gold, Inc.*                        73
  7,300 Hecla Mining Co.*                            53
  2,000 HS Resources, Inc.*                          27
  2,600 Stillwater Mining Co.                        45
 34,000 Sunshine Mining Co.*                         55
                                                -------
                                                    390
 METAL PRODUCTS--1.2%
  1,400 Alltrista Corp.*                             26
  8,700 Amax Gold, Inc.*                             55
    600 American Buildings Co.*                      14
  2,700 Aptargroup, Inc.                             97
    600 Barnes Group, Inc.                           23
  1,050 Butler Manufacturing Co.                     36

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                         Value
-----------------------------------------------------------------
  2,300 CasTech Aluminum Group, Inc.*                     $    35
  1,800 Chase Brass Industries, Inc.*                          22
    900 Citation Corp.*                                        15
  2,600 Clarcor, Inc.                                          57
  1,000 Easco, Inc.                                             7
  1,000 Greenbriar Cos., Inc.                                  11
    498 International Aluminum Corp.                           14
  2,700 Irvine Sensors Corp.*                                  16
  7,900 Magma Copper Co.*                                     168
  2,700 Material Sciences Corp.*                               36
    500 Miller Industries, Inc.*                               11
  1,200 NN Ball & Roller, Inc.                                 27
  2,300 Nortek, Inc.*                                          22
    100 Penn Engineering & Manufacturing Corp.                  8
  2,400 Quanex Corp.                                           47
    864 SPS Technologies, Inc.*                                39
    914 Varlen Corp.                                           24
  3,600 Watts Industries, Inc., Class A                        74
  1,500 Whittaker Corp.*                                       27
  2,400 Wolverine Tube, Inc.*                                  81
  5,000 Wyman-Gordon Co.*                                      75
  2,900 Zero Corp.                                             46
                                                          -------
                                                            1,113
 MINING, QUARRYING OF NONMETALLIC MINERAL--0.1%
  2,300 Dravo Corp.*                                           28
  2,600 Zeigler Coal Holding Co.                               29
                                                          -------
                                                               57
 MISCELLANEOUS INVESTING INSTITUTIONS--1.5%
  1,800 Apartment Investment & Management Co., Class A*        34
  1,900 BRE Properties, Inc.                                   63
  3,000 Burnham Pacific Properties, Inc.                       31
  5,900 CWM Mortgage Holdings, Inc.                            89
  4,050 Capstead Mortgage Corp.                                92
  2,700 Champion Enterprises, Inc.*                            81
  1,619 Chemical Financial Corp.                               66
  3,200 Crescent Real Estate Equities, Inc.*                  108
  3,500 Deposit Guaranty Corp.                                163
    878 Goodwill Participation Securities                       4
  4,600 IRT Property Co.                                       43
  3,200 Koger Equity, Inc.*                                    30
  3,200 LTC Properties, Inc.                                   48
    935 MAF Bancorp, Inc.                                      24
  2,000 MGI Properties, Inc.                                   31
  4,200 MVR, Inc.*                                              1

 Shares Description                                      Value
--------------------------------------------------------------
  4,300 Merry Land & Investment Co., Inc.              $    95
  3,300 Nationwide Health Properties, Inc.                 131
  1,000 PEC Israel Economic Corp.*                          21
  1,175 Peoples First Corp.                                 26
  5,100 RPS Realty Trust                                    22
  3,600 Resource Mortgage Capital, Inc.                     72
  6,800 Rockefeller Center Properties, Inc.                 52
    700 Seacor Holdings, Inc.*                              16
  1,600 Smith, (Charles E.) Residential Realty, Inc.        37
  2,000 Trans Financial Bancorp, Inc.                       34
  1,600 Vallicorp Holdings, Inc.                            22
                                                       -------
                                                         1,436
 NATURAL GAS TRANSMISSION--1.9%
  2,750 Atmos Energy Corp.                                  57
  2,400 Bay State Gas Co.                                   65
  1,550 Cascade Natural Gas Corp.                           25
  1,500 Colonial Gas Co.                                    32
  1,600 Connecticut Energy Corp.                            32
  1,800 Connecticut Natural Gas Corp.                       42
  3,100 Eastern Enterprises                                101
  1,800 Energen Corp.                                       42
  3,500 Indiana Energy, Inc.                                83
  2,951 KN Energy, Inc.                                     86
  4,400 Kelly Oil and Gas Corp.*                             5
  3,100 Laclede Gas Co.                                     65
  1,400 NUI Corp.                                           23
  3,200 New Jersey Resources Corp.                          89
  1,100 North Carolina Natural Gas Corp.                    25
  2,600 Northwest Natural Gas Co.                           87
  4,100 Oneok, Inc.                                         96
  4,276 Piedmont Natural Gas Co.                           100
  3,300 Primark Corp.*                                      91
  3,350 Public Service Co. of North Carolina, Inc.          55
  1,920 South Jersey Industries, Inc.                       41
  2,080 Southeastern Michigan Gas Enterprises, Inc.         37
  1,090 Southern Union Co.*                                 26
  4,200 Southwest Gas Corp.                                 76
  4,500 Southwestern Energy Co.                             59
  1,705 Tejas Gas Corp.*                                    84
  6,000 UGI Corp.                                          125
  1,900 United Cities Gas Co.                               32
  4,300 Washington Energy Co.                               79
  3,000 Wicor, Inc.                                         92
                                                       -------
                                                         1,852

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                              Value
------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 OIL AND GAS--2.6%
  1,000 Aquila Gas Pipeline Corp.              $    12
  4,740 Barrett Resources Corp.*                   117
  1,100 Belden & Blake Corp.*                       18
  4,400 Benton Oil & Gas Co.*                       65
  2,800 Berry Petroleum Co.                         30
  6,043 BJ Services Co.*                           149
  3,300 Box Energy Corp.*                           29
  2,300 Brown (Tom), Inc.*                          29
  4,100 Cabot Oil & Gas Corp.                       58
    800 Cairn Energy USA, Inc.*                     10
  3,400 Calmat Co.                                  59
  2,000 Capsure Holdings Corp.*                     28
  4,100 Coda Energy, Inc.*                          31
  2,400 Cross Timbers Oil Co.                       41
  2,700 Destec Energy, Inc.*                        38
  3,900 Devon Energy Corp.                          94
  1,600 Energy Ventures, Inc.*                      34
  1,000 Flores & Rucks, Inc.*                       13
  5,300 Global Natural Resources, Inc.*             52
  4,300 Helmerich & Payne, Inc.                    117
    499 Hondo Oil & Gas Co.*                         8
  1,700 KCS Energy, Inc.                            23
  4,350 MDU Resources Group, Inc.                   88
 11,500 Mesa, Inc.*                                 37
 14,400 Nabors Industries, Inc.*                   142
 11,050 Noble Drilling Corp.*                       80
  1,400 Nuevo Energy Co.*                           31
  4,300 Oceaneering International, Inc.*            42
  6,500 Parker & Parsley Petroleum Co.             122
  9,900 Parker Drilling Co.*                        51
  2,400 Phoenix Resource Cos., Inc.                 41
  2,700 Plains Resources, Inc.*                     20
  2,400 Pool Energy Services Co.*                   22
  4,200 Pride Petroleum Services, Inc.*             41
  1,400 Production Operators Corp.                  43
 11,000 Reading & Bates Corp.*                     144
 15,600 Rowan Cos., Inc.*                          117
  6,100 Seagull Energy Corp.*                      111
  4,600 Snyder Oil Corp.                            53
  1,700 Tide West Oil, Inc.*                        23
  3,400 Tuboscope Vetco International Corp.*        20
  1,700 USX-Delhi Group                             17
  2,000 Vintage Petroleum, Inc.                     41
  4,800 Wainoco Oil Corp.*                          14
  2,900 Western Gas Resources, Inc.                 47
  1,599 Wiser Oil Co.                               20
                                               -------
                                                 2,422

 Shares Description                              Value
------------------------------------------------------
 ORDNANCE AND ACCESSORIES--0.2%
  2,500 Alliant Techsystems, Inc.*             $   128
  1,700 Sturm Ruger & Co., Inc.                     50
                                               -------
                                                   178
 OTHER SERVICES--0.3%
  1,050 Guest Supply, Inc.*                         23
    800 Horsehead Resource Development, Inc.         4
  1,200 McGrath Rentcorp                            22
  4,700 Omega Environmental, Inc.*                  19
    700 Prins Recycling Corp.                        6
  1,100 Quick Response Services, Inc.*              28
    700 Summit Care Corp.*                          16
    650 Thermo Remediation, Inc.                     9
  2,900 United Waste Systems, Inc.*                116
    600 Vallen Corp.*                               13
    400 Wackenhut Corrections Corp.*                11
                                               -------
                                                   267
 PAPER PRODUCTS--0.6%
  4,100 Chesapeake Corp.                           121
  8,200 Gaylord Container Corp.*                    76
  2,500 Greif Bros. Corp.                           65
  1,240 Mosinee Paper Corp.                         30
  1,100 Nashua Corp.*                               17
  3,237 Paxar Corp.*                                42
  4,600 Rock-Tenn Co.                               74
  1,200 Sealright Co.                               13
  2,700 Shorewood Packaging Corp.*                  38
  2,000 Universal Forest Products, Inc.             18
  4,100 Wausau Paper Mills Co.                     113
                                               -------
                                                   607
 PERSONAL SERVICES--0.5%
  1,500 Angelica Corp.                              34
  2,500 CPI Corp.                                   52
  1,500 Catalina Marketing Corp.*                   87
  1,600 Craig (Jenny), Inc.*                        15
    800 Equity Corporation International            16
  3,650 G & K Services, Inc.                        85
  1,773 Marcus Corp.                                41
  2,700 Rio Hotel & Casino, Inc.*                   34
  1,133 Sholodge, Inc.*                             11
  3,600 Unifirst Corp.                              57
                                               -------
                                                   432
 PETROLEUM PRODUCTS--0.7%
  3,700 Camco International, Inc.                   87
  1,200 Crown Central Petroleum Corp.*              17
  1,100 Dual Drilling Co.*                          11
  1,600 Elcor Corp.                                 33

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                               Value
-------------------------------------------------------
    578 Holly Corp.                             $    13
  1,400 Louis Dreyfus Natural Gas Corp.*             19
  2,500 Newfield Exploration, Inc.*                  74
  1,890 Newpark Resources, Inc.*                     34
  1,600 Quaker Chemical Corp.                        26
  5,600 Quaker State Corp.                           76
  2,300 Royal Gold, Inc.*                            18
  1,000 RPC, Inc.*                                    8
  1,600 Seitel, Inc.*                                40
  1,600 Stone Energy Corp.*                          22
  1,400 Tatham Offshore, Inc.*                        1
  4,400 Tesoro Petroleum Corp.*                      37
  1,900 Texas Meridian Resources, Corp.*             24
  4,710 United Meridian Corp.*                       78
                                                -------
                                                    618
 PRINTING AND PUBLISHING--2.0%
  1,800 American Business Information, Inc.*         33
  2,150 American Business Products, Inc.             50
  7,400 American Media, Inc., Class A                32
  3,600 Banta Corp.                                 157
  2,600 Bowne & Co., Inc.                            52
  3,700 CCH, Inc.                                   202
  1,500 CSS Industries, Inc.*                        31
  1,000 Cadmus Communications Corp.                  28
  1,100 Devon Group, Inc.*                           42
    750 Edmark Corp.*                                31
  3,000 Ennis Business Forms, Inc.                   38
  2,600 Express Scripts, Inc.*                      107
  1,200 Franklin Electronic Publishers, Inc.*        49
  2,900 Gibson Greetings, Inc.*                      44
  1,100 Graphic Industries, Inc.                     11
  5,400 Harland (John H.) Co.                       111
  1,400 Harte-Hanks Communications, Inc.             47
  3,200 Houghton Mifflin Co.                        129
  2,700 McClatchy Newspapers, Inc., Class A          56
  5,700 Meredith Corp.                              224
  1,054 Merrill Corp.                                18
  2,750 Nelson (Thomas), Inc.                        45
  2,600 New England Business Service, Inc.           59
  2,800 Playboy Enterprises, Inc.*                   23
    794 Plenum Publishing Corp.                      29
    825 Pulitzer Publishing Co.                      38
  2,300 Standard Register Co.                        48
  7,300 Topps, Inc.*                                 37
  3,900 Valassis Communications, Inc.*               60

 Shares Description                             Value
-----------------------------------------------------
    200 Waverly, Inc.*                        $     8
  3,000 Western Publishing Group, Inc.*            27
  2,400 Wiley (John) & Sons, Inc.                  78
                                              -------
                                                1,944
 PROFESSIONAL SERVICES--6.8%
  1,160 ABM Industries, Inc.                       33
    900 ADR Information Services, Inc.             31
    800 AccuStaff, Inc.*                           24
  3,000 Acxiom Corp.*                              86
  3,425 Advo, Inc.                                 91
  1,400 Affiliated Computer Services, Inc.*        45
  6,800 Allwaste, Inc.*                            29
    700 Alternative Resources Corp.*               21
    400 American List Corp.                        11
  4,600 American Management Systems, Inc.*        137
  3,300 AmeriData Technologies, Inc.*              35
  1,287 Analysts International Corp.               39
  2,600 Artisoft, Inc.*                            24
  1,000 Aspen Technologies, Inc.*                  30
  3,800 BBN Corp.*                                143
  2,800 BE Aerospace, Inc.*                        26
  4,300 BWIP Holding, Inc.                         66
  3,000 Banyan Systems, Inc.*                      37
  2,700 Bisys Group, Inc.*                         76
  1,371 Boole & Babbage, Inc.*                     51
  1,500 Broadway & Seymour, Inc.*                  28
  2,000 CDI Corp.*                                 37
    900 Career Horizons, Inc.*                     26
  6,800 Cheyenne Software, Inc.*                  158
    900 ClinTrials Research, Inc.*                 16
    600 Computer Language Research, Inc.            7
  1,400 Computer Horizons Corp.*                   49
  1,600 Computer Task Group, Inc.                  31
  7,300 Computervision Corp.*                      91
  3,400 Continuum Co., Inc.*                      136
  2,000 Control Data Systems, Inc.*                34
  6,000 Corrections Corp. of America*             186
    700 CyCare Systems, Inc.*                      20
  1,100 Dial Page, Inc.*                           17
  1,284 Electro Rent Corp.*                        26
  1,000 EmCare Holdings, Inc.                      23
  1,400 Fair Isaac & Co.                           39
  3,400 Franklin Quest Co.*                        64
  1,500 GMIS, Inc.*                                20
  2,200 General Magic, Inc.*                       23
  3,200 Gerber Scientific, Inc.                    54
    700 Global Industries Ltd.*                    19
    200 Grey Advertising, Inc.                     38

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                      Value
--------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 PROFESSIONAL SERVICES--CONTINUED
  1,200 Gupta Corp.*                                   $     8
    300 HCIA, Inc.*                                         14
  1,300 Henry (Jack) & Associates, Inc.                     31
  2,100 Hogan Systems, Inc.*                                19
    400 ITT Educational Services, Inc.*                      8
  1,200 Infocus Systems*                                    41
  1,200 Inso Corp.*                                         49
  1,000 Integrated Silicon Systems, Inc.*                   31
  2,100 Interim Services, Inc.*                             67
  1,300 International Imaging Materials, Inc.*              33
    875 International Shipholding Corp.                     17
  2,700 Intersolv, Inc.*                                    29
  2,875 Keane, Inc.*                                        79
  4,200 Kenetech Corp.*                                     13
  3,600 Kinder Care Learning Centers, Inc.*                 44
  2,200 Knowledge/Sterling, Inc.*                            0
  2,500 Landmark Graphics Corp.*                            50
  2,300 Landstar Systems, Inc.*                             59
  1,100 Learning (The) Co.*                                 67
  3,000 MDC Corp.                                           20
  2,400 MacNeal-Schwendler Corp.                            38
  1,200 Manugistics Group, Inc.*                            21
  1,700 Marcam Corp.*                                       29
  3,100 McAfee Associates, Inc.*                           148
  1,300 Medic Computer Systems, Inc.*                       83
  2,100 Metricom, Inc.*                                     33
  1,500 Minnesota Educational Computing Corp.*              50
    807 Monro Muffler Brake, Inc.*                          12
  3,700 National Data Corp.                                 90
  2,500 National Health Investors, Inc.                     77
    600 National Instruments Corp.*                         11
  1,100 NETCOM On-Line Communication Services, Inc.*        80
  2,000 Network Computing Devices, Inc.*                    17
  3,200 Network Equipment Technologies, Inc.*              106
  1,800 Network Peripherals, Inc.*                          24
  1,000 Norrell Corp.                                       28
    800 Oak Technology, Inc.*                               38
    500 Open Environment Corp.*                              5
    600 Orthodontic Centers of America, Inc.*               19
    800 PHAMIS, Inc.*                                       21
  2,400 Physician Computer Network, Inc.*                   16
  1,000 Pinkertons, Inc.*                                   20
  2,300 Platinum Software Corp.*                            16
  4,850 Players International, Inc.*                        64
  3,200 Pre-Paid Legal Services, Inc.*                      27
  2,000 Progress Software Corp.*                            64

 Shares Description                               Value
-------------------------------------------------------
  2,300 Protein Design Labs, Inc.*              $    43
  3,400 Quarterdeck Corp.*                          109
  2,000 Quintiles Transnational Corp.*               81
  1,800 Rational Software Corp.*                     32
    500 Remedy Corp.*                                31
  4,700 Robert Half International, Inc.*            189
  7,000 Rollins Truck Leasing Corp.                  70
    400 Roto-Rooter, Inc.                            13
  1,400 Security Dynamics Technologies, Inc.*        69
  1,400 Shiva Corp.*                                104
  3,300 Sierra On-Line, Inc.*                       112
    800 Softdesk, Inc.*                              18
  3,100 Softkey International, Inc.*                105
  1,100 Software Artistry, Inc.*                     20
  6,500 Sotheby's Holdings, Inc., Class A            90
  3,000 Spectrum Holobyte, Inc.                      26
  3,500 Stac, Inc.*                                  42
  3,900 Steris Corp.*                               158
  4,300 Structural Dynamics Research Corp.*          88
  1,800 Syquest Technology, Inc.*                    19
  4,000 System Software Associates, Inc.            144
  2,300 Systems & Computer Technology Corp.*         43
  1,400 Systemsoft Corp.*                            19
  1,200 TCSI Corp.*                                  21
    400 TGV Software, Inc.*                           3
  2,800 Telxon Corp.                                 65
  1,650 Thermotrex Corp.*                            72
  2,500 Tivoli Systems, Inc.*                        74
    500 U.S. Delivery Systems, Inc.*                 12
  4,000 Verifone, Inc.*                             117
  1,000 Veritas Software Corp.*                      36
  2,800 Viewlogic Systems, Inc.*                     30
  1,500 VISX Corp.*                                  52
    800 Volt Information Sciences, Inc.*             22
  1,297 Wackenhut Corp.                              22
  9,194 Weatherford Enterra, Inc.*                  233
    900 Wind River Systems*                          26
  6,000 Work Recovery, Inc.*                          5
  2,100 Xircom, Inc.*                                26
                                                -------
                                                  6,434
 REAL ESTATE--4.8%
  3,300 American Health Properties, Inc.             66
    700 AMLI Residential Properties                  13
  1,900 Associated Estates Realty Corp.              37
  4,300 Avalon Properties, Inc.                      84
  1,200 Avatar Holdings, Inc.*                       44
  2,100 Bay Apartment Communities, Inc.              46
  2,700 Beacon Properties Corp.                      55

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                             Value
-----------------------------------------------------
  4,500 Berkshire Realty, Inc.                $    42
  1,500 Bradley Real Estate Trust                  21
  3,600 CBL & Associates Properties, Inc.          74
  2,200 CRI Liquidating REIT, Inc.                  8
  2,400 Cali Realty Corp.                          47
  2,600 Camden Property Trust                      54
  2,300 Carr Realty Corp.                          49
  1,600 Centerpoint Properties Corp.               36
  1,000 Chateau Properties, Inc.                   22
  1,600 Chelsea GCA Realty, Inc.                   45
    500 Christiana Cos., Inc.*                     12
  2,200 Colonial Property Trust*                   54
  2,000 Columbus Realty Trust                      38
  2,000 Commercial Net Lease Realty, Inc.          26
  3,900 Cousins Properties, Inc.                   72
  3,800 Crown American Realty Trust                25
  9,600 DeBartolo Realty Corp.                    124
  2,900 Developers Diversified Realty Corp.        82
  3,400 Doubletree Corp.*                          72
  3,600 Duke Realty Investments, Inc.             100
  1,800 Equity Inns, Inc.                          21
  1,100 Essex Property Trust, Inc.                 20
  2,900 Evans Withycombe Residential, Inc.         55
  1,900 Excel Realty Trust, Inc.                   37
  2,100 Factory Stores America, Inc.               36
  5,500 Federal Realty Investment Trust           121
  1,400 FelCor Suite Hotel, Inc.                   41
  3,000 First Industrial Realty Trust, Inc.        62
  3,200 First Union Real Estate Investments        22
    700 Forest City Enterprises, Inc.              24
  1,900 Gables Residential Trust                   42
  3,700 General Growth Properties, Inc.            69
  3,700 Glimcher Realty Trust                      65
  3,208 HGI Realty, Inc.                           71
  2,100 Haagen Alexander Properties, Inc.          24
  2,100 Health Care REIT, Inc.                     38
  2,300 Healthcare Realty Trust                    48
  2,500 Highwoods Properties, Inc.                 66
  2,100 Irvine Apartment Communities, Inc.         38
  1,400 JDN Realty Corp.                           29
  1,900 JP Realty, Inc.                            38
  1,800 Kranzco Realty Trust                       26
  3,800 Liberty Property Trust                     74
  1,300 Macerich Co.                               26
  4,300 Manufactured Home Communities, Inc.        75
  1,300 Mark Centers Trust                         13
  1,000 Maxxam, Inc.*                              38

 Shares Description                                    Value
------------------------------------------------------------
  3,000 Mid-America Apartment Communities, Inc.      $    68
  2,500 Mills Corp.                                       46
  1,900 National Golf Properties, Inc.                    42
  2,900 Oasis Residential, Inc.                           61
    800 PRI Automation, Inc.*                             33
  2,600 Paragon Group, Inc.                               44
  1,300 Pennsylvania REIT                                 25
  2,600 Post Properties, Inc.                             79
  4,800 Price Enterprises, Inc.*                          74
  1,400 Price REIT, Inc.                                  40
  1,600 Prime Residential, Inc.                           27
  5,000 Public Storage, Inc.                              90
  4,300 RFS Hotel Investors, Inc.                         65
  2,200 ROC Communities, Inc.                             49
  1,600 Real Estate Investment Trust of California        28
  3,500 Realty Income Corp.                               68
  1,200 Regency Realty Corp.*                             20
  2,100 Saul Centers, Inc.                                29
  2,400 Shurguard Storage Centers, Inc.                   62
  3,325 South West Property Trust, Inc.                   42
  5,000 Spieker Properties, Inc.                         123
  1,000 Storage Trust Realty                              20
  2,900 Storage USA, Inc.                                 88
  4,300 Summit Property, Inc.                             82
  1,700 Sun Communities, Inc.                             43
  1,000 Tanger Factory Outlet Centers, Inc.               23
  5,500 Taubman Centers, Inc.                             52
  2,100 Thornburg Mortgage Asset Corp.                    31
  2,700 Town & Country Trust                              33
  1,900 Trinet Corporate Realty Trust                     51
  1,900 Tucker Properties Corp.                           17
  9,000 United Dominion Realty Trust                     127
  2,400 Urban Shopping Centers, Inc.                      49
  1,800 Walden Residential Properties, Inc.               32
  5,000 Washington Real Estate Investment Trust           79
  1,400 Weeks Corp.                                       32
  2,900 Wellsford Residential Property Trust              61
  3,000 Western Investment Real Estate Trust              32
                                                     -------
                                                       4,534
 RECREATIONAL SERVICES--1.6%
    500 AMC Entertainment, Inc.*                          11
  2,400 American Classic Voyages Co.                      26
    400 American Filtrona Corp.                           15
    500 Ameristar Casinos, Inc.*                           3
    900 Anchor Gaming*                                    18
  1,817 Anthony Industries, Inc.                          41
  2,100 Argosy Gaming Corp.*                              18
  2,900 Authentic Fitness Corp.                           61
  6,800 Aztar Corp.*                                      60

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                 Value
---------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 RECREATIONAL SERVICES--CONTINUED
  7,100 Bally Entertainment Corp.*                $    86
    300 Bally's Grand, Inc.*                            4
  1,700 Carmike Cinemas, Inc.*                         42
  1,850 Casino America, Inc.*                          11
  3,200 Casino Magic Corp.*                            14
    400 Churchill Downs, Inc.                          14
  1,900 Cobra Golf, Inc.*                              52
  8,700 Discovery Zone, Inc.*                          29
  1,000 GC Cos., Inc.*                                 34
  3,800 Grand Casinos, Inc.*                          140
    900 Harvey's Casino Resorts                        14
  2,000 Hollywood Casino Corp., Class A*               11
  2,700 Hollywood Park, Inc.*                          28
  5,100 Ideon Group, Inc.                              41
    767 Johnson Worldwide Associates, Inc. *           18
  3,100 Lydall, Inc.*                                  81
    700 Movie Gallery, Inc.*                           24
  1,200 Primadonna Resorts, Inc.*                      21
  5,400 Prime Hospitality Corp.*                       52
  1,250 Regal Cinemas, Inc.*                           54
  5,400 Savoy Pictures Entertainment, Inc.*            32
  2,300 Scientific Games Holdings Corp.*               77
  2,700 Showboat, Inc.                                 73
  1,350 Shuffle Master, Inc.*                          18
  1,700 Skyline Corp.                                  32
    800 Sodak Gaming, Inc.*                            16
    800 Speedway Motorsports, Inc.*                    23
  3,500 Sports & Recreation, Inc.*                     25
  2,800 Station Casinos, Inc.*                         42
  6,200 Tyco Toys, Inc.*                               34
  3,200 WMS Industries, Inc.*                          59
    900 White River Corp.*                             31
                                                  -------
                                                    1,485
 RESEARCH AND CONSULTING SERVICES--1.1%
  5,500 Advance Tissue Science, Inc.*                  49
  1,200 Agouron Pharmaceuticals, Inc.*                 36
  3,300 Air & Water Technologies Corp.*                18
  2,500 Alliance Entertainment Corp.*                  24
  5,000 Applied Bioscience International, Inc.*        32
  7,500 Aura Systems, Inc.*                            42
  7,600 Bio-Technology General Corp.*                  28
  4,500 Columbia Laboratories, Inc.*                   32
  5,100 Cytogen Corp.*                                 27
  2,900 Dames & Moore, Inc.                            38
  1,500 GRC International, Inc.*                       45
  3,100 Jacobs Engineering Group, Inc.*                75
  4,800 Liposome Technology, Inc.*                     80

 Shares Description                               Value
-------------------------------------------------------
  1,300 Mercer International, Inc.*             $    28
  2,300 Mycogen Corp.*                               30
  1,000 NFO Research, Inc.*                          25
  1,100 NeoPath, Inc.*                               21
  1,100 Northfield Laboratories, Inc.*               18
  3,900 OHM Corp.*                                   32
  1,980 Organogenesis, Inc.*                         37
  6,300 Scios-Nova, Inc.*                            24
  1,900 Spacelabs Medical, Inc.*                     50
  1,700 Stone & Webster, Inc.                        63
  2,900 Summit Technology, Inc.*                    138
  6,200 U.S. Bioscience, Inc.*                       23
                                                -------
                                                  1,015
 RETAIL--5.4%
  1,300 Aaron Rents, Inc.                            23
    570 Alexander's, Inc.*                           35
    500 American Eagle Outfitters, Inc.*              5
  5,100 Americredit Corp.*                           66
  4,100 AnnTaylor Stores, Inc.*                      52
  4,312 Apple South, Inc.                            91
  2,600 Arbor Drugs, Inc.                            51
  1,500 Baby Superstores, Inc.*                      84
  2,000 Baker (J.), Inc.                             13
  5,600 Best Products Corp., Inc.*                   35
  2,400 Big B, Inc.                                  24
  1,400 Blair Corp.                                  44
  6,400 Bombay Company, Inc.*                        43
    900 Bon-Ton Stores, Inc.*                         5
  1,800 Books-a-Million, Inc.*                       26
  5,600 Borders Group, Inc.*                         99
    300 Buckle, Inc.*                                 5
  4,800 Buffets, Inc.*                               64
  2,800 Burlington Coat Factory Warehouse*           32
    400 CDW Computer Centers, Inc.*                  21
  3,200 CKE Restaurants, Inc.                        56
  8,400 CML Group, Inc.                              51
  3,000 Caldor Corp.*                                12
  2,900 Carson Pirie Scott & Co.*                    58
  5,100 Cash America International, Inc.             28
  4,200 Cato Corp.                                   30
    600 Central Tractor Farm & Country, Inc.*         6
 16,600 Charming Shoppes, Inc.*                      38
  7,800 Checkers Drive-In Restaurants, Inc.*         11
  1,400 Chic by H.I.S., Inc.*                         8
  3,700 Circle K Corp.*                              88
  2,200 Claire's Stores, Inc.                        43
  4,500 CompUSA, Inc.*                              167
  1,300 Consolidated Products, Inc.*                 21
    268 Dart Group Corp.                             25

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                                  Value
----------------------------------------------------------
    983 Delchamps, Inc.                            $    17
  2,750 Designs, Inc.*                                  22
    800 Dollar Tree Stores, Inc.*                       22
  2,800 Dress Barn, Inc.*                               26
  3,400 Duty Free International, Inc.                   46
  2,900 Edison Brothers Stores, Inc.*                    5
  1,300 Fabri-Centers of America, Inc., Class A*        19
  1,300 Fabri-Centers of America, Inc., Class B*        15
  6,800 Family Dollar Stores, Inc.                     105
  2,600 Fay's, Inc.                                     18
  8,500 Fedders Corp.                                   45
  7,800 Fingerhut Cos., Inc.                            98
  1,000 First Team Sports, Inc.*                        16
  5,468 Flagstar Cos., Inc.*                            23
  7,000 Foodmaker, Inc.*                                37
  2,100 Friedmans, Inc., Class A*                       49
  3,599 General Host Corp.*                             17
  1,307 Genovese Drug Stores, Inc., Class A             16
  2,400 Good Guys, Inc.*                                25
  1,150 Goody's Family Clothing, Inc.*                  13
  4,200 Gymboree Corp.*                                 99
  1,200 Haggar Corp.                                    22
  3,800 Hancock Fabrics, Inc.                           37
  7,900 Hanover Direct, Inc.*                           13
  1,746 Haverty Furniture Cos., Inc.                    25
  5,600 Hechinger Co.                                   25
  1,677 Hills Stores Co.*                               20
  3,200 Hollywood Entertainment Corp.*                  52
  8,200 Home Shopping Network, Inc.*                    77
  1,600 IHOP Corp.*                                     41
  1,200 Ingles Markets, Inc.                            13
  8,900 Interco, Inc.*                                  75
  1,600 Just For Feet, Inc.*                            55
  3,000 Lands' End, Inc.                                44
  1,900 Lechters, Inc.*                                 13
  5,300 Levitz Furniture, Inc.*                         17
    900 Lillian Vernon Corp.                            13
  2,400 Long Drug Stores, Corp.                         95
  4,600 Mac Frugal's Bargains Close-Outs, Inc.*         60
  1,575 Men's (The) Warehouse, Inc.*                    45
  4,700 Meyer (Fred), Inc.*                            109
  3,100 Michael's Stores, Inc.*                         51
  6,200 Musicland Stores Corp.*                         40
  2,000 National Media Corp.*                           36
  1,682 Natures Sunshine Products, Inc.                 38
  2,900 Neiman Marcus Group, Inc.                       61
  2,900 NPC International, Inc.*                        23
    600 O'Reilly Automotive, Inc.*                      18

 Shares Description                                    Value
------------------------------------------------------------
  7,100 Payless Cashways, Inc.*                      $    30
  1,900 Penn Traffic Co.*                                 25
  1,100 Petco Animal Supplies, Inc.*                      30
  3,700 Petrie Stores Corp.*                              11
  4,500 Petroleum Heat & Power, Inc.                      36
  7,035 Pier I Imports, Inc.                              77
  1,400 Proffitt's, Inc.*                                 38
    600 Quality Food Centers, Inc.*                       12
  1,200 Regis Corp.*                                      28
  1,400 Renters Choice, Inc.*                             23
  4,300 Ross Stores, Inc.                                 82
  9,500 Ryan's Family Steak Houses, Inc.*                 70
  2,050 Sbarro, Inc.                                      46
 18,400 Service Merchandise Co., Inc.*                   113
  3,000 Shopko Stores, Inc.                               34
  1,900 Showbiz Pizza Time, Inc.*                         24
  3,900 Sizzler International, Inc.*                      15
  3,500 Smith's Food & Drug Centers, Inc., Class B        84
  2,100 Sonic Corp.*                                      46
  1,600 Sportmart, Inc.*                                  12
  2,600 Sports Authority, Inc.*                           55
  2,900 Stanhome, Inc.                                    86
  1,550 Stein Mart, Inc.*                                 19
  1,420 Strawbridge & Clothier, Class A                   31
  7,600 Stride Rite Corp.                                 67
  2,500 Sun Television & Appliance, Inc.                  14
 11,200 Sunglass Hut International, Inc.*                235
  3,900 Systemed, Inc.*                                   23
  2,900 TCBY Enterprises, Inc.                            12
    900 Today's Man, Inc.*                                 4
    400 Trak Auto Corp.*                                   6
  1,050 Uno Restaurant Corp.*                              7
    700 Urban Outfitters, Inc.*                           16
  1,300 Valmont Industries, Inc.                          33
  2,100 Value City Department Stores, Inc.*               14
  3,100 Venture Stores, Inc.*                             11
  1,700 Vicorp Restaurants, Inc.*                         19
  5,000 Waban, Inc.*                                      93
    400 West Marine, Inc.*                                13
  2,500 Whole Foods Market, Inc.*                         36
  3,300 Williams-Sonoma, Inc.*                            66
  5,600 Zale Corp.*                                       93
                                                     -------
                                                       5,100
 RUBBER AND PLASTICS--0.6%
  2,000 ACX Technologies, Inc.*                           33
    700 AEP Industries, Inc.                              16
    798 Blessings Corp.                                    8
  2,100 Carlisle Cos., Inc.                               90
  2,700 Foamex International, Inc.*                       19

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                        Value
----------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 RUBBER AND PLASTICS--CONTINUED
  1,600 Furon Co.                                        $    29
    900 Liqui-Box Corp.                                       26
  2,295 Myers Industries, Inc.*                               37
  2,000 O'Sullivan Corp.                                      21
  1,500 Park Ohio Industries, Inc.*                           19
  1,200 Rogers Corp.*                                         29
  3,800 Sola International, Inc.*                            104
  4,200 Spartech Corp.                                        28
  1,600 Tredegar Industries, Inc.                             51
    900 Tuscarora, Inc.                                       22
  2,200 West Co., Inc.                                        53
                                                         -------
                                                             585
 SANITARY SERVICES--0.5%
  4,700 Allied Waste Industries, Inc.*                        35
  1,800 Centennial Cellular Corp.*                            34
  5,700 International Technology Corp.*                       15
  3,900 Mid-American Waste Systems, Inc.*                     16
  2,700 Republic Waste Industries, Inc.*                      66
 10,700 Rollins Environmental Services, Inc.*                 32
  2,500 Sanifill, Inc.*                                       84
    300 Sevenson Environmental Services, Inc.                  5
  8,758 USA Waste Services, Inc.*                            184
  1,700 Western Waste Industries, Inc.*                       31
                                                         -------
                                                             502
 SERVICE INDUSTRY MACHINERY--0.3%
  2,000 Applied Power, Inc.                                   65
  2,750 Commercial Intertech Corp.                            49
    867 Kysor Industrial Corp.                                20
  1,600 Scotsman Industries, Inc.                             26
  1,500 Tennant Co.                                           37
  3,250 United States Filter Corp.*                           71
  1,050 Wynn's International, Inc.                            30
                                                         -------
                                                             298
 SOCIAL SERVICES--0.3%
    700 Advantage Health Corp.*                               23
  1,200 Apollo Group, Inc., Class A                           37
    547 Berlitz International, Inc.*                           9
  1,000 Children's Discovery Centers of America, Inc.*         8
  2,300 DeVry, Inc.*                                          61
  4,100 Forum Group, Inc.*                                    31
  5,200 National Education Corp.*                             41
  2,818 Omega Healthcare Investors, Inc.                      69
                                                         -------
                                                             279

 Shares Description                          Value
--------------------------------------------------
 STEEL PRODUCTS--1.7%
  3,500 AK Steel Holding Corp.             $   121
  2,000 Acme Metals, Inc.*                      30
  1,500 Amcast Industrial Corp.                 28
 12,400 Armco, Inc.*                            71
  4,300 Birmingham Steel Corp.                  64
  2,900 Brush Wellman, Inc.                     51
  2,700 Carpenter Technology Corp.             117
  1,000 Chaparral Steel Co.                     10
  1,800 Commonwealth Aluminum Corp.             31
    400 Curtiss Wright Corp.                    19
  2,200 Geneva Steel Co.*                       16
    500 Gibraltar Steel Corp.*                   6
  2,500 Handy & Harman                          39
  1,700 Hayes Wheels International, Inc.        45
    900 Huntco, Inc., Class A                   16
  1,800 IMCO Recycling, Inc.                    41
  3,300 Intermet Corp.*                         40
  3,200 J & L Specialty Steel, Inc.             53
  1,400 Kaiser Aluminum Corp.*                  20
  3,200 Lone Star Technologies, Inc.            28
  2,600 Lukens, Inc.                            80
  3,000 Mueller Industries, Inc.*               69
  3,700 National Steel Corp., Class B*          47
  3,600 Northwestern Steel & Wire Co.*          30
  3,000 Oregon Steel Mills, Inc.                41
  3,550 Precision Castparts Corp.              128
  1,200 Reliance Steel & Aluminum Co.           22
  1,900 Rouge Steel Co.                         41
    600 Schnitzer Steel Industries, Inc.        18
    900 Shiloh Industries, Inc.*                10
  2,200 Standex International Corp.             80
  1,250 Steel Technologies, Inc.                11
  1,400 Texas Industries, Inc.                  72
  3,900 UNR Industries, Inc.                    35
  1,000 WCI Steel, Inc.*                         4
  4,100 WHX Corp.*                              45
  6,700 Weirton Steel Corp.*                    29
                                           -------
                                             1,608
 TEXTILES--0.7%
  3,800 Albany International Corp.              81
 11,200 Burlington Industries, Inc.*           150
  4,300 Cone Mills Corp.*                       48
    700 Congoleum Corp., Class A*                7

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Shares Description                             Value
-----------------------------------------------------
  1,100 Crown Crafts, Inc.                    $    13
  3,000 Delta Woodside Industries, Inc.            19
    800 Fab Industries, Inc.                       24
  1,582 Fieldcrest Cannon, Inc.*                   32
  2,100 Galey & Lord, Inc.*                        22
  1,998 Guilford Mills, Inc.                       46
  3,200 Interface, Inc.                            52
  4,200 Phillips-Van Heusen                        44
  1,000 Quiksilver, Inc.*                          31
  4,400 Ruddick Corp.                              47
  5,300 Tultex Corp.*                              25
  3,400 West Point Stevens, Inc.*                  61
                                              -------
                                                  702
 TRANSPORTATION PARTS AND EQUIPMENT--2.2%
  2,900 AAR Corp.                                  53
  1,400 ABC Rail Products Corp.*                   31
  2,400 APS Holding Corp.                          44
  5,630 America West Airlines, Inc.*              101
  5,250 Arctco, Inc.                               74
  1,700 Armor All Products Corp.                   32
  3,900 Arvin Industries, Inc.                     69
  3,300 Aviall, Inc.                               28
  4,000 Borg Warner Automotive, Inc.              118
  2,300 Breed Technologies, Inc.                   47
    800 Cannondale Corp.*                          11
 10,700 Collins & Aikman Corp.*                    68
  1,200 Copart, Inc.*                              29
  1,700 Detroit Diesel Corp.*                      31
  1,300 Eaton Vance Corp.                          37
  3,600 Envirosource, Inc.*                        11
  1,600 Excel Industries, Inc.                     20
  2,800 Exide Corp.                               128
  6,000 Federal-Mogul Corp.                       115
  4,600 Gencorp, Inc.                              54
  2,400 Huffy Corp.                                25
  1,700 Johnstown America Industries, Inc.*         9
  1,100 MK Rail Corp.*                              5
  2,400 Masland Corp.                              35
  4,800 Mesa Airlines, Inc.*                       43
  2,500 OEA, Inc.                                  68
  3,500 Orbital Sciences Corp.*                     6
  1,395 Oshkosh Truck Corp.                        21
  2,004 Pacific Scientific Co.                     51

 Shares Description                                      Value
--------------------------------------------------------------
  7,200 Roadmaster, Inc.*                              $    21
  3,200 Rohr, Inc.*                                         47
  1,400 Sequa Corp.*                                        41
  2,900 Simpson Industries, Inc.                            27
  1,600 Smith (A.O.) Corp.                                  38
  1,850 Spartan Motors, Inc.*                               20
  3,025 Standard Products Co.                               49
  2,900 Stant Corp.                                         27
    900 TFC Enterprise, Inc.*                                6
  3,100 Teleflex, Inc.                                     138
  2,500 Thiokol Corp.                                       85
    889 Thor Industries, Inc.                               15
  2,925 Titan Wheel International, Inc.                     50
  2,800 Tower Air, Inc.                                     20
  3,900 Wabash National Corp.                              109
  1,500 Walbro Corp.                                        29
  2,500 Winnebago Industries, Inc.                          19
                                                       -------
                                                         2,105
 TRANSPORTATION SERVICES--2.0%
  2,600 Air Express International Corp.                     61
  3,100 Airborne Freight Corp.                              87
  2,400 Alaska Air Group, Inc.*                             44
  3,600 American Freightways, Inc.*                         49
  6,000 American President Co.                             150
    600 Amtran, Inc.*                                        8
  3,500 Arnold Industries, Inc.                             65
    700 Celadon Group, Inc.*                                 6
  3,675 Comair Holdings, Inc.                              119
  2,400 Continental Airlines, Inc., Class B*                94
    600 Covenant Transportation, Inc., Class A*              8
  2,100 Expeditors International of Washington, Inc.        54
  1,389 First Source Corp.                                  32
    600 Florida East Coast Industries, Inc.                 41
  2,552 Fritz Cos., Inc.*                                   99
  1,453 Frozen Food Express Industries, Inc.                13
  8,900 Greyhound Lines, Inc.*                              37
  2,200 Harper Group, Inc.                                  38
  1,316 Heartland Express, Inc.*                            40
  2,300 Hornbeck Offshore Services, Inc.*                   41
  4,100 Hunt (J.B.) Transportation Services, Inc.           67
  5,000 Kirby Corp.*                                        89
    400 Knight Transportation, Inc.*                         6
  1,600 M.S. Carriers, Inc.*                                31
    200 Midland Co.                                         10
  4,900 OMI Corp.*                                          30
  3,500 Offshore Logistics, Inc.*                           42

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands, except shares)

 Shares Description                                       Value
---------------------------------------------------------------
    SMALL COMPANY INDEX PORTFOLIO--
               CONTINUED
 TRANSPORTATION SERVICES--CONTINUED
    800 Old Dominion Freight Line, Inc.*                $     8
  4,300 Overseas Shipholding Group, Inc.                     86
    800 Oxford Resources Corp., Class A*                     20
  1,200 Railtex, Inc.*                                       24
  1,300 Skywest, Inc.                                        18
  2,100 Swift Transportation Co., Inc.*                      35
  3,850 TNT Freightways Corp.                                76
    400 U.S. Xpress Enterprises, Inc., Class A*               3
 10,700 USAir Group, Inc.*                                  143
    800 USA Truck, Inc.*                                      9
    700 Union Switch & Signal, Inc.*                          5
  2,500 Werner Enterprises, Inc.                             53
  2,800 Worldcorp, Inc.*                                     28
  3,800 Yellow Corp.*                                        46
                                                        -------
                                                          1,915
 WATER SUPPLY--0.3%
  1,200 Aquarion Co.                                         28
  1,063 California Water Service Co.                         35
  1,200 Consumers Water Co.                                  21
  1,100 E'Town Corp.                                         32
  1,294 IWC Resources Corp.                                  26
  1,000 Pennsylvania Enterprises, Inc.*                      37
  1,800 Philadelphia Suburban Corp.                          35
  1,600 St. Mary Land & Exploration Co.                      22
    400 SJW Corp.                                            14
  1,360 Southern California Water Co.                        26
  4,252 United Water Resources, Inc.                         52
                                                        -------
                                                            328
 WHOLESALE--2.2%
  4,085 Arch Communications Group, Inc.*                    103
  1,400 Bearings, Inc.                                       54
  1,167 Bell Industries, Inc.*                               27
  1,400 Bindley Western Industries, Inc.                     25
  1,650 BMC West Corp.*                                      20
    800 Boise Cascade Office Products Corp.                  29
  1,100 Business Records Holding Co.                         42
  3,700 Caraustar Industries, Inc.                           73
  3,500 Casey's General Stores, Inc.                         81
  1,725 Castle (A. M.) & Co.                                 42
  1,700 Cellular Communications of Puerto Rico, Inc.*        45
  2,066 Commercial Metals Co.                                49
  2,100 Compucom Systems, Inc.*                              17
    600 Daisytek International Corp.*                        18
    900 Discount Auto Parts, Inc.*                           25
  3,100 Egghead, Inc.*                                       25

 Shares Description                         Value
-------------------------------------------------
  2,700 Ekco Group, Inc.                  $    16
  3,038 Foxmeyer Corp.*                        79
  1,162 Getty Petroleum Corp.                  17
  5,600 Handleman Co.                          35
    700 Hughes Supply, Inc.                    18
  3,200 Immunex Corp.*                         53
  1,700 Insurance Auto Auctions, Inc.*         19
  2,900 International Multifoods Corp.         68
  1,800 JP Foodservice, Inc.*                  28
  3,200 Kaman Corp.                            37
  1,750 Kent Electronics Corp.*                95
  1,400 Lawson Products, Inc.                  33
  2,600 Marshall Industries*                   92
  2,509 Maybelline, Inc.                       68
  4,500 Merisel, Inc.*                         21
  2,550 Microage, Inc.*                        22
  1,900 Nash-Finch Co.                         36
  5,000 Owens & Minor, Inc.                    65
  2,000 Patterson Dental Co.*                  51
  1,200 Peak (The) Technologies Group*         33
  1,300 Rex Stores Corp.*                      23
  4,522 Richfood Holdings, Inc.               127
  1,700 Russ Berrie & Co., Inc.                23
  2,475 Rykoff-Sexton, Inc.                    47
  1,893 Safeguard Scientifics, Inc.*           94
    600 Safety 1st, Inc.*                      12
  2,300 Sciclone Pharmaceuticals, Inc.*        12
  1,800 Smart & Final, Inc.                    35
  1,125 Standard Commercial Corp.*             13
    950 Sullivan Dental Products, Inc.*         9
  1,900 Super Food Services, Inc.              24
  4,500 TBC Corp.*                             31
  2,000 Tejas Power Corp.*                     16
    600 Thompson PBE, Inc.*                     9
  2,100 Univar Corp.                           26
  1,600 VWR Corp.*                             19
                                          -------
                                            2,081
-------------------------------------------------
 TOTAL COMMON STOCKS
  (Cost $80,793)                          $92,680
-------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

 Principal
 Amount     Description                                  Value
--------------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--0.1%
            U.S. Treasury Bill #
 $   90     5.640% Due 12/21/95                        $    89
--------------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $90)                                           $    89
--------------------------------------------------------------
 EURODOLLAR TIME DEPOSIT--2.1%
            Landesbank, Hessenthuringen Girozentrale
 $1,998     5.938% Due 12/01/95                        $ 1,998
--------------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSIT
  (Cost $1,998)                                        $ 1,998
--------------------------------------------------------------
 TOTAL INVESTMENTS--99.8%
  (Cost $82,881)                                       $94,767
--------------------------------------------------------------
 Other assets, less liabilities--0.2%                      176
--------------------------------------------------------------
 NET ASSETS--100.0%                                    $94,943
--------------------------------------------------------------
--------------------------------------------------------------

OPEN FUTURES CONTRACTS:

                Number of     Contract                                 Unrealized
    Type        Contracts      Amount      Position     Expiration        Loss
---------------------------------------------------------------------------------
RUSSELL 2000       12          $1,856        Long        12/15/95         $30
---------------------------------------------------------------------------------

#Security pledged to cover margin requirements for open futures contracts.

*Non-income producing security.



NOTE TO STATEMENTS OF INVESTMENTS

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.


See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1995
(Amounts in thousands, except net asset value per unit)

                                                                                    Small
                                    Diversified  Equity    Focused  International  Company
                          Balanced    Growth      Index    Growth      Growth       Index
                          Portfolio  Portfolio  Portfolio Portfolio   Portfolio   Portfolio
-------------------------------------------------------------------------------------------
ASSETS:
Investments in
securities, at cost        $33,570   $121,237   $404,309   $73,213    $147,597     $82,881
-------------------------------------------------------------------------------------------
Investments in
securities, at value       $37,924   $146,873   $498,714   $87,962    $148,634     $94,767
Cash                             8          2         12         3         373           3
Receivables:
 Dividends and interest        167        215      1,278        45         128          92
 Foreign tax reclaims           --         --         --        --         145          --
 Fund units sold               807          4        633        20         175           5
 Investment securities
 sold                           --         --         --     1,294       1,938          91
 Administrator                   7          7         15         7          --          10
Deferred organization
costs, net                      25         28         28        44          48          27
Other assets                     6          7         24         2           9           5
-------------------------------------------------------------------------------------------
TOTAL ASSETS                38,944    147,136    500,704    89,377     151,450      95,000
-------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund units redeemed            14         93        658       102         168          29
 Investment securities
 purchased                      --         --        963     2,613       2,433          --
Accrued expenses:
 Advisory fees                  15         66         40        56          97          15
 Administration fees             3         12         40         7          12           8
 Custodian fees                  5          4         10         3           3          --
 Transfer agent fees            --          1          4         1           1           1
Other liabilities               10          8         26         7          12           4
-------------------------------------------------------------------------------------------
TOTAL LIABILITIES               47        184      1,741     2,789       2,726          57
-------------------------------------------------------------------------------------------
NET ASSETS                 $38,897   $146,952   $498,963   $86,588    $148,724     $94,943
-------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital            $35,074   $117,694   $391,426   $70,218    $150,907     $77,084
Accumulated
undistributed net
investment income               48      1,735        416       320       2,579         724
Accumulated net realized
 gain (loss) on
 investments, futures
 and foreign currency
 transactions                 (579)     1,887     12,235     1,301      (5,836)      5,279
Net unrealized
 appreciation on
 investments and futures     4,354     25,636     94,886    14,749       1,037      11,856
Net unrealized gain on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --         --         --        --          37          --
-------------------------------------------------------------------------------------------
NET ASSETS                 $38,897   $146,952   $498,963   $86,588    $148,724     $94,943
-------------------------------------------------------------------------------------------
Total units outstanding
 (no par value),
 unlimited units
 authorized:
 Class A                     3,519     12,030     34,621     6,871      15,049       7,310
 Class C                        --         --      1,329        --          --          --
 Class D                        --         18         59        39           2           3
-------------------------------------------------------------------------------------------
Net asset value,
offering and redemption
price per unit:
 Class A                    $11.05     $12.20     $13.86    $12.53       $9.88      $12.98
 Class C                        --         --     $13.86        --          --          --
 Class D                        --     $12.16     $13.83    $12.48       $9.83      $12.95
-------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1995
(Amounts in thousands)

                                                                                     Small
                                    Diversified  Equity     Focused  International  Company
                          Balanced    Growth      Index     Growth      Growth       Index
                          Portfolio  Portfolio  Portfolio  Portfolio   Portfolio   Portfolio
--------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends                  $  349     $ 2,695   $  9,510    $   888     $ 2,686(a)  $ 1,340
Interest                    1,089         140      1,001        155         671          69
--------------------------------------------------------------------------------------------
TOTAL INCOME                1,438       2,835     10,511      1,043       3,357       1,409
--------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees      290       1,229      1,140        837       1,475         344
Administration fees            90         331        610        190         322         215
Custodian fees                 26          34        127         26         160          66
Transfer agent fees             3          16         41          8          15           8
Registration fees              27          30         26         28          20          22
Professional fees               3          --         --          1           1           1
Trustee fees                    2           5          8          2           3           2
Amortization of deferred
 organization costs             9          13         13         17          14          13
Other                          14          59         75         14          22          26
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                464       1,717      2,040      1,123       2,032         697
Less: Voluntary waivers
 of investment advisory
 and administration fees     (163)       (561)      (990)      (342)       (469)       (301)
Less: Expenses
 reimbursable by
 Administrator                (80)       (100)      (195)       (87)         --        (117)
--------------------------------------------------------------------------------------------
Net expenses                  221       1,056        855        694       1,563         279
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       1,217       1,779      9,656        349       1,794       1,130
Net realized gains
 (losses) on:
 Investment transactions      587       3,960     10,473      5,691      (5,847)      5,796
 Futures transactions          --          --      3,516         --          --         117
 Foreign currency
  transactions                 --          --         --         --         932          --
Net change in unrealized
 appreciation
 (depreciation) on:
 Investments and futures    4,957      27,492     94,961     13,082         754      13,771
 Forward foreign
  currency contracts           --          --         --         --         (62)         --
Net change in unrealized
 gains (losses) on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                    (5)        364         --        (24)         35          --
--------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS           $6,756     $33,595   $118,606    $19,098     $(2,394)    $20,814
--------------------------------------------------------------------------------------------

(a) Net of $307 in non-reclaimable foreign withholding taxes.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1995 and 1994
(Amounts in thousands)

                                           Balanced       Diversified Growth
                                           Portfolio           Portfolio
                                         1995     1994      1995       1994
-------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                  $ 1,217  $   607  $   1,779  $   1,424
 Net realized gains (losses) on:
 Investments and futures transactions       587   (1,166)     3,960     (2,073)
 Foreign currency transactions               --       --         --         --
 Net change in unrealized appreciation
  (depreciation) on:
 Investments and futures                  4,957     (796)    27,492    (11,888)
 Forward foreign currency contracts          --       --         --         --
 Net change in unrealized gains
  (losses) on translations of other
  assets and liabilities denominated
  in foreign currencies                      (5)      12        364       (214)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                6,756   (1,343)    33,595    (12,751)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A UNITHOLDERS
 FROM:
 Net investment income                   (1,221)    (561)    (1,361)      (123)
 Net realized gain on investment and
  futures transactions                       --      (38)        --       (369)
-------------------------------------------------------------------------------
Total distributions to Class A
 unitholders                             (1,221)    (599)    (1,361)      (492)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C UNITHOLDERS
 FROM:
 Net investment income                       --       --         --         --
-------------------------------------------------------------------------------
Total distributions to Class C
 unitholders                                 --       --         --         --
-------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D UNITHOLDERS
 FROM:
 Net investment income                       --       --         (1)        --
-------------------------------------------------------------------------------
Total distributions to Class D
 unitholders                                 --       --         (1)        --
-------------------------------------------------------------------------------
CLASS A UNIT TRANSACTIONS:
 Proceeds from the sale of units         10,695   19,277     32,849     40,884
 Reinvested distributions                 1,179      583      1,264        473
 Cost of units redeemed                  (9,974)  (2,384)   (84,547)   (62,207)
-------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class A unit
 transactions                             1,900   17,476    (50,434)   (20,850)
-------------------------------------------------------------------------------
CLASS C UNIT TRANSACTIONS:
 Proceeds from the sale of units             --       --         --         --
 Reinvested distributions                    --       --         --         --
 Cost of units redeemed                      --       --         --         --
-------------------------------------------------------------------------------
Net increase in net assets resulting
 from Class C unit transactions              --       --         --         --
-------------------------------------------------------------------------------
CLASS D UNIT TRANSACTIONS:
 Proceeds from the sale of units             --       --        185         43
 Reinvested distributions                    --       --         --         --
 Cost of units redeemed                      --       --        (35)        --
-------------------------------------------------------------------------------
Net increase in net assets resulting
 from Class D unit transactions              --       --        150         43
-------------------------------------------------------------------------------
Net increase (decrease)                   7,435   15,534    (18,051)   (34,050)
Net assets--beginning of period          31,462   15,928    165,003    199,053
-------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD               $38,897  $31,462  $ 146,952  $ 165,003
-------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME:        $48      $52     $1,735     $1,318
-------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

   Equity Index       Focused Growth      International       Small Company
    Portfolio            Portfolio      Growth Portfolio     Index Portfolio
  1995        1994     1995     1994      1995    1994(a)     1995      1994
-------------------------------------------------------------------------------
$   9,656   $  6,961  $   349  $   118  $  1,794  $    612  $  1,130  $    937
   13,989      3,705    5,691   (4,168)   (5,847)      521     5,913     3,285
       --         --       --       --       932       (75)       --        --
   94,961    (10,435)  13,082      654       754       283    13,771    (5,911)
       --         --       --       --       (62)       62        --        --
       --         --      (24)      38        35         2        --        --
-------------------------------------------------------------------------------
  118,606        231   19,098   (3,358)   (2,394)    1,405    20,814    (1,689)
-------------------------------------------------------------------------------
   (9,464)    (6,787)    (147)      (2)     (684)       --    (1,027)     (335)
   (5,459)      (207)      --       --      (510)       --    (3,919)   (1,031)
-------------------------------------------------------------------------------
  (14,923)    (6,994)    (147)      (2)   (1,194)       --    (4,946)   (1,366)
-------------------------------------------------------------------------------
      (93)        --       --       --        --        --        --        --
-------------------------------------------------------------------------------
      (93)        --       --       --        --        --        --        --
-------------------------------------------------------------------------------
       (6)        --       --       --        --        --        --        --
-------------------------------------------------------------------------------
       (6)        --       --       --        --        --        --        --
-------------------------------------------------------------------------------
  216,653    162,056   27,342   34,744    63,136   151,164    17,266    52,014
   13,649      6,438      100        2       962        --     4,615     1,277
 (135,290)   (99,196) (18,063)  (5,684)  (45,016)  (19,359)  (19,967)  (27,879)
-------------------------------------------------------------------------------
   95,012     69,298    9,379   29,062    19,082   131,805     1,914    25,412
-------------------------------------------------------------------------------
   18,118         --       --       --        --        --        --        --
       94         --       --       --        --        --        --        --
     (427)        --       --       --        --        --        --        --
-------------------------------------------------------------------------------
   17,785         --       --       --        --        --        --        --
-------------------------------------------------------------------------------
      762          3      459       --        24         2        43        --
        6         --       --       --        --        --        --        --
       (6)        --       (2)      --        (6)       --        (2)       --
-------------------------------------------------------------------------------
      762          3      457       --        18         2        41        --
-------------------------------------------------------------------------------
  217,143     62,538   28,787   25,702    15,512   133,212    17,823    22,357
  281,820    219,282   57,801   32,099   133,212        --    77,120    54,763
-------------------------------------------------------------------------------
$ 498,963   $281,820  $86,588  $57,801  $148,724  $133,212  $ 94,943  $ 77,120
-------------------------------------------------------------------------------
     $416       $323     $320     $118    $2,579      $537      $724      $621
-------------------------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Balanced Portfolio

                                                        Class A
                                                ---------------------------
                                                 1995     1994     1993 (a)
---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $  9.50  $ 10.22   $ 10.00
Income from investment operations:
 Net investment income                             0.34     0.24      0.09
 Net realized and unrealized gain (loss) on
  investments                                      1.55    (0.72)     0.22
---------------------------------------------------------------------------
Total income (loss) from investment operations     1.89    (0.48)     0.31
---------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                            (0.34)   (0.22)    (0.09)
 Net realized gain on investments                    --    (0.02)       --
---------------------------------------------------------------------------
Total distributions to unitholders                (0.34)   (0.24)    (0.09)
---------------------------------------------------------------------------
Net increase (decrease)                            1.55    (0.72)     0.22
---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $ 11.05  $  9.50   $ 10.22
---------------------------------------------------------------------------
Total return (b)                                  20.22%   (4.76)%    3.12%
Ratio to average net assets of: (c)
 Expenses, net of waivers and reimbursements       0.61%    0.61%     0.61%
 Expenses, before waivers and reimbursements       1.28%    1.50%     1.62%
 Net investment income, net of waivers and
  reimbursements                                   3.36%    2.56%     2.20%
 Net investment income, before waivers and
  reimbursements                                   2.69%    1.68%     1.19%
Portfolio turnover rate                           93.39%   75.69%    35.03%
Net assets at end of period (in thousands)      $38,897  $31,462   $15,928
---------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(c) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Diversified Growth Portfolio

                                         Class A                   Class D
                                -----------------------------  ----------------
                                  1995      1994     1993 (a)   1995   1994 (b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                         $   9.88  $  10.65   $  10.00  $ 9.88   $10.41
Income from investment opera-
 tions:
 Net investment income              0.15      0.09       0.09    0.11     0.01
 Net realized and unrealized
  gain (loss) on investments        2.26     (0.83)      0.65    2.25    (0.54)
--------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations                2.41     (0.74)      0.74    2.36    (0.53)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income             (0.09)    (0.01)     (0.09)  (0.08)      --
 Net realized gain on invest-
  ments                               --     (0.02)        --      --       --
--------------------------------------------------------------------------------
Total distributions to
 unitholders                       (0.09)    (0.03)     (0.09)  (0.08)      --
--------------------------------------------------------------------------------
Net increase (decrease)             2.32     (0.77)      0.65    2.28    (0.53)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD  $  12.20  $   9.88   $  10.65  $12.16   $ 9.88
--------------------------------------------------------------------------------
Total return (c)                   24.55%    (6.98)%     7.39%  24.19%   (5.18)%
Ratio to average net assets
 of: (d)
 Expenses, net of waivers and
  reimbursements                    0.69%     0.67%      0.71%   1.08%    1.05%
 Expenses, before waivers and
  reimbursements                    1.12%     1.08%      1.13%   1.51%    1.46%
 Net investment income, net of
  waivers and
  reimbursements                    1.16%     0.77%      1.04%   0.73%    0.94%
 Net investment income, before
  waivers and reimbursments         0.73%     0.35%      0.62%   0.30%    0.53%
Portfolio turnover rate            81.65%    78.94%    140.88%  81.65%   78.94%
Net assets at end of period
 (in thousands)                 $146,731  $164,963   $199,053  $  221   $   40
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Equity Index Portfolio

                                   Class A              Class C       Class D
                          ----------------------------  --------  ----------------
                            1995      1994    1993 (a)  1995 (b)   1995   1994 (c)
-----------------------------------------------------------------------------------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  10.60  $  10.78  $  10.00  $ 13.43   $10.60   $10.96
Income from investment
 operations:
 Net investment income        0.30      0.27      0.22     0.05     0.25     0.02
 Net realized and
  unrealized gain (loss)
  on investments and
  futures                     3.47     (0.18)     0.78     0.45     3.47    (0.31)
-----------------------------------------------------------------------------------
Total income (loss) from
 investment operations        3.77      0.09      1.00     0.50     3.72    (0.29)
-----------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (0.30)    (0.27)    (0.22)   (0.07)   (0.28)   (0.07)
 Net realized gain on
  investments                (0.21)       --        --       --    (0.21)      --
-----------------------------------------------------------------------------------
Total distributions to
 unitholders                 (0.51)    (0.27)    (0.22)   (0.07)   (0.49)   (0.07)
-----------------------------------------------------------------------------------
Net increase (decrease)       3.26     (0.18)     0.78     0.43     3.23    (0.36)
-----------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  13.86  $  10.60  $  10.78  $ 13.86   $13.83   $10.60
-----------------------------------------------------------------------------------
Total return (d)             36.60%     0.87%    10.09%    3.73%   36.20%   (2.65)%
Ratio to average net as-
 sets of: (e)
 Expenses, net of
  waivers and
  reimbursements              0.22%     0.23%     0.21%    0.46%    0.61%    0.60%
 Expenses, before
  waivers and
  reimbursements              0.54%     0.59%     0.66%    0.78%    0.93%    0.96%
 Net investment income,
  net of waivers and re-
  imbursements                2.54%     2.62%     2.62%    2.29%    2.07%    2.67%
 Net investment income,
  before waivers and
  reimbursements              2.22%     2.25%     2.17%    1.97%    1.75%    2.31%
Portfolio turnover rate      15.27%    71.98%     2.06%   15.27%   15.27%   71.98%
Net assets at end of pe-
 riod (in thousands)      $479,763  $281,817  $219,282  $18,390   $  810   $    3
-----------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class C units were issued on September 29, 1995.
(c) Class D units were issued on September 14, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Focused Growth Portfolio

                                               Class A                Class D
                                       ----------------------------   --------
                                        1995      1994     1993 (a)   1995 (b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD   $  9.79   $ 10.43   $ 10.00     $ 9.55
Income from investment operations:
 Net investment income                    0.05      0.02      0.01       0.02
 Net realized and unrealized gain
  (loss) on investments                   2.71     (0.66)     0.43       2.93
-------------------------------------------------------------------------------
Total income (loss) from investment
 operations                               2.76     (0.64)     0.44       2.95
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                   (0.02)       --     (0.01)     (0.02)
 Net realized gain on investments           --        --        --         --
-------------------------------------------------------------------------------
Total distributions to unitholders       (0.02)       --     (0.01)     (0.02)
-------------------------------------------------------------------------------
Net increase (decrease)                   2.74     (0.64)     0.43       2.93
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $ 12.53   $  9.79   $ 10.43     $12.48
-------------------------------------------------------------------------------
Total return (c)                         28.38%    (6.15)%    4.33%     31.00%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reim-
  bursements                              0.91%     0.91%     0.91%      1.30%
 Expenses, before waivers and reim-
  bursements                              1.47%     1.55%     1.88%      1.86%
 Net investment income (loss), net of
  waivers and reimbursements              0.46%     0.24%     0.14%     (0.11)%
 Net investment loss, before waivers
  and reimbursements                     (0.10)%   (0.39)%   (0.83)%    (0.67)%
Portfolio turnover rate                  85.93%    74.28%    27.48%     85.93%
Net assets at end of period (in thou-
 sands)                                $86,099   $57,801   $32,099     $  489
-------------------------------------------------------------------------------

(a) Commenced investment operations on July 1, 1993.
(b) Class D units were issued on December 8, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.


See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
International Growth Portfolio

                                            Class A             Class D
                                       -------------------  -----------------
                                         1995     1994(a)    1995     1994(b)
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD     $10.21   $  10.00  $ 10.21   $10.47
Income from investment operations:
 Net investment income                     0.12       0.05     0.19       --
 Net realized and unrealized gain
  (loss) on investments and foreign
  currency transactions                   (0.36)      0.16    (0.48)   (0.26)
------------------------------------------------------------------------------
Total income (loss) from investment
 operations                               (0.24)      0.21    (0.29)   (0.26)
------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                    (0.05)        --    (0.05)      --
 Net realized gain on investments and
  foreign currency transactions           (0.04)        --    (0.04)      --
------------------------------------------------------------------------------
Total distributions to unitholders        (0.09)        --    (0.09)      --
------------------------------------------------------------------------------
Net increase (decrease)                   (0.33)      0.21    (0.38)   (0.26)
------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD         $   9.88   $  10.21  $  9.83   $10.21
------------------------------------------------------------------------------
Total return (c)                          (2.32)%     2.11%   (2.78)%  (2.51)%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reim-
  bursements                               1.06%      1.04%    1.45%    1.35%
 Expenses, before waivers and reim-
  bursements                               1.38%      1.47%    1.77%    1.78%
 Net investment income, net of waivers
  and reimbursements                       1.22%      0.76%    2.01%      --
 Net investment income (loss), before
  waivers and reimbursements               0.90%      0.33%    1.69%   (0.43)%
Portfolio turnover rate                  215.31%     77.79%  215.31%   77.79%
Net assets at end of period (in thou-
 sands)                                $148,704   $133,212  $    20       --
------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.


See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,
Small Company Index Portfolio

                                                    Class A             Class D
                                            --------------------------  --------
                                                                1993
                                             1995     1994       (a)    1995 (b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 10.86  $ 11.29   $ 10.00   $10.60
Income from investment operations:
 Net investment income                         0.16     0.14      0.11     0.18
 Net realized and unrealized gain (loss)
  on investments and futures                   2.67    (0.30)     1.29     2.87
--------------------------------------------------------------------------------
Total income (loss) from investment opera-
 tions                                         2.83    (0.16)     1.40     3.05
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                        (0.15)   (0.02)    (0.11)   (0.14)
 Net realized gain on investments and
  futures                                     (0.56)   (0.25)       --    (0.56)
--------------------------------------------------------------------------------
Total distributions to unitholders            (0.71)   (0.27)    (0.11)   (0.70)
--------------------------------------------------------------------------------
Net increase (decrease)                        2.12    (0.43)     1.29     2.35
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $ 12.98  $ 10.86   $ 11.29   $12.95
--------------------------------------------------------------------------------
Total return (c)                              27.76%   (1.54)%   14.09%   30.50%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reimburse-
  ments                                        0.32%    0.33%     0.31%    0.71%
 Expenses, before waivers and reimburse-
  ments                                        0.81%    0.86%     1.02%    1.20%
 Net investment income, net of waivers and
  reimbursements                               1.31%    1.27%     1.25%    0.90%
 Net investment income, before waivers and
  reimbursements                               0.82%    0.74%     0.54%    0.41%
Portfolio turnover rate                       38.46%   98.43%    26.31%   38.46%
Net assets at end of period (in thousands)  $94,899  $77,120   $54,763   $   44
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on December 11, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
November 30, 1995
1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes sixteen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the equity portfolios.
 The International Growth Portfolio commenced investment operations on March
28, 1994. All other equity portfolios commenced investment operations during the fiscal year ended November 30, 1993.
 Each of the equity portfolios has four separate classes: Class A, B, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of November 30, 1995, Class A, Class C and Class D units are outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed:

(a) Investment Valuation
Investments held by a portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if any securities are not traded on a valuation date, at the last quoted bid price. Securities which are traded in the over-the-counter markets are valued at the last quoted bid price. Financial futures are marked to market on a daily basis. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees ("Board"). Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(c) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(d) Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Dividends from foreign securities are recorded on the ex-date, or as soon as the information is available.

(e) Forward Foreign Currency Exchange Contracts
The International Growth Portfolio is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Portfolio's foreign currency denominated securities will

--------------------------------------------------------------------------------
decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the financial statements. The portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At November 30, 1995, there were no contracts outstanding.

(f) Federal Taxes
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its unitholders. Therefore, no provision is made for federal taxes.

 At November 30, 1995, the Trust's most recent tax year end, the following portfolios had approximately the following amounts of capital loss carryforwards for U.S. federal tax purposes:

                          Amount     Years of Expiration
--------------------------------------------------------
                      (in thousands)
Balanced                  $  571        2002 to 2003
International Growth       3,282            2003
--------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(g) Deferred Organization Costs
Organization related costs are being amortized on a straight-line basis over five years.

(h) Expenses
Expenses arising in connection with a specific portfolio are allocated to that portfolio. Certain expenses arising in connection with a class of units are allocated to that class of units. Expenses incurred which do not specifically relate to an individual portfolio are allocated among the portfolios based on each portfolio's relative net assets.

(i) Distributions
Dividends from net investment income are declared and paid as follows:

                      Declared    Paid
-----------------------------------------
Balanced              Quarterly Quarterly
Diversified Growth     Annually  Annually
Equity Index          Quarterly Quarterly
Focused Growth         Annually  Annually
International Growth   Annually  Annually
Small Company Index    Annually  Annually
-----------------------------------------

 Each portfolio's net realized capital gains are distributed at least annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1995
Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.

 Distributions of short-term and long-term capital gains were declared and paid December 26, 1995 to unitholders of record on December 21, 1995, as follows:

                      Short-Term Long-Term
                       Capital    Capital
                         Gain      Gain     Total
--------------------------------------------------
Balanced                    --         --       --
Diversified Growth          --    $0.1623  $0.1623
Equity Index           $0.0532     0.3792   0.4324
Focused Growth              --     0.1897   0.1897
International Growth        --         --       --
Small Company Index     0.3661     0.4441   0.8102
--------------------------------------------------

(j) Reclassifications
 The International Growth Portfolio reclassified approximately $932,000 from net realized gain on foreign currency transactions to accumulated undistributed net investment income. This reclassification had no impact on the net asset value of the Portfolio and is designed to present the Portfolio's capital accounts on a tax basis. Certain reclassifications have been made to amounts recorded at November 30, 1994 to conform to the current financial statement presentation.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
The Trust has an investment advisory agreement with Northern whereby each portfolio pays Northern a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current fiscal year, Northern voluntarily agreed to waive a portion of the advisory fee for each portfolio. The annual advisory fees and waiver rates, expressed as a percentage of average daily net assets, and the amount of fees waived by Northern for the year ended November 30, 1995, are as follows:

                                        Net    Advisory
                      Advisory Less:  Advisory   Fees
                        Fee    Waiver   Fee     Waived
-------------------------------------------------------
Balanced                 .80%   .30%    .50%   $109,000
Diversified Growth       .80    .25     .55     384,000
Equity Index             .30    .20     .10     760,000
Focused Growth          1.10    .30     .80     228,000
International Growth    1.00    .20     .80     295,000
Small Company Index      .40    .20     .20     172,000
-------------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .05%, .10% and .15% of the average daily net asset value of the outstanding Class A, B, C and D units, respectively, of the portfolios.
 As compensation for the services rendered as custodian, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

--------------------------------------------------------------------------------

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement with Goldman Sachs whereby each portfolio pays the Administrator a fee, computed daily and payable monthly, based on the average net assets of each portfolio at the rates set forth below:

Average net assets                Rate
---------------------------------------
For the first $100,000,000        .250%
For the next $200,000,000         .150
For the next $450,000,000         .075
For net assets over $750,000,000  .050
---------------------------------------

 For the current fiscal year, Goldman Sachs voluntarily agreed to limit administration fees to .10% of average daily net assets for each portfolio. In addition, Goldman Sachs agreed to waive a portion of its administrative fees should overall administration fees earned during the preceding year exceed certain specified levels. Furthermore, Goldman Sachs has agreed to reimburse each portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of its average daily net assets.
 A summary of the administration fees waived and expense reimbursements for the year ended November 30, 1995 were as follows:

                      Administration    Expense
                       Fees Waived   Reimbursements
---------------------------------------------------
Balanced                 $ 54,000       $ 80,000
Diversified Growth        177,000        100,000
Equity Index              230,000        195,000
Focused Growth            114,000         87,000
International Growth      174,000             --
Small Company Index       129,000        117,000
---------------------------------------------------

 Goldman Sachs receives no compensation under the distribution agreement.

5. UNITHOLDER SERVICING PLAN
The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain unitholder administrative support services for their customers or other investors who beneficially own Class B, C and D units. As compensation under the Unitholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .10%,
 .15% and .25% of the average daily net asset value of the outstanding Class B, C and D units, respectively. These fees are included in other expenses on the Statements of Operations.

6. FUTURES CONTRACTS
Each portfolio may invest in long futures contracts to maintain liquidity or short futures contracts for hedging purposes. The portfolios bear the market risk arising from changes in the value of these financial instruments. At the time a portfolio enters into a futures contract it is required to make a margin deposit with the custodian of a specified amount of cash or eligible securities. Subsequently, as the market price of the futures contract fluctuates, gains or losses are recorded and payments are made, on a daily basis, between the portfolio and the broker. The Statements of Operations reflects gains and losses as realized for closed futures contracts and as unrealized for open contracts.
 At November 30, 1995, the Equity Index and Small Company Index Portfolios had entered into long exchange traded futures contracts. The aggregate market value of investments pledged to cover margin requirements for open positions at November 30, 1995 was approximately $949,000 and $89,000 for the Equity Index and Small Company Index Portfolios, respectively.

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1995

7. INVESTMENT TRANSACTIONS
Investment transactions for the year ended November 30, 1995 (excluding short-term investments and futures contracts) were as follows:

                                              Proceeds
                                             from sales   Proceeds
                                                 and     from sales
                       Purchases             maturities     and
                        of U.S.   Purchases    of U.S.   maturities
                      Government   of other  Government   of other
                      Obligations securities Obligations securities
-------------------------------------------------------------------
                                     (in thousands)
Balanced                $13,024    $ 19,545    $12,683    $ 18,345
Diversified Growth           --     124,267         --     174,287
Equity Index                 --     160,428         --      55,930
Focused Growth               --      74,515         --      62,897
International Growth         --     315,827         --     290,266
Small Company
 Index                       --      32,808         --      38,127
-------------------------------------------------------------------

 On November 30, 1995, the composition of unrealized appreciation
(depreciation) of investment securities (including the effects of foreign currency translation) and the aggregate cost of investments for federal income tax purposes was as follows:

                                                             Cost for
                                                             Federal
                                                              Income
                                                    Net        Tax
                      Appreciation Depreciation Appreciation purposes
---------------------------------------------------------------------
                                      (in thousands)
Balanced                $  4,498      $  144      $ 4,354    $ 33,570
Diversified Growth        26,523         941       25,582     121,291
Equity Index             102,818       9,252       93,566     405,629
Focused Growth            15,756       1,007       14,749      73,213
International Growth       7,598       7,164          434     148,200
Small Company
 Index                    19,882       8,026       11,856      82,881
---------------------------------------------------------------------

8. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 Interest expense for the year ended November 30, 1995 was approximately $41,300, $49,500 and $12,700, for the Diversified Growth, Equity Index and Small Company Index Portfolios, respectively. This amount is included in other expenses on the statement of operations.
 As of November 30, 1995, there were no outstanding borrowings.

9. UNIT TRANSACTIONS
Transactions in Class A units for the year ended November 30, 1995 were as follows:

                                                          Net
                              Reinvested                increase
                      Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------
                                    (in thousands)
Balanced               1,054       114          959         209
Diversified Growth     3,123       128        7,920      (4,669)
Equity Index          17,925     1,174       11,059       8,040
Focused Growth         2,560        10        1,605         965
International Growth   6,479        97        4,573       2,003
Small Company
 Index                 1,491       451        1,736         206
-----------------------------------------------------------------

--------------------------------------------------------------------------------

 Transactions in Class A units for the period ended November 30, 1994 were as follows:

                                                          Net
                              Reinvested                increase
                      Sales  distributions Redemptions (decrease)
-----------------------------------------------------------------
                                    (in thousands)
Balanced               1,934       59           241       1,752
Diversified Growth     3,887       44         5,930      (1,999)
Equity Index          14,882      596         9,237       6,241
Focused Growth         3,393       --           566       2,827
International Growth  14,615       --         1,569      13,046
Small Company Index    4,339      114         2,198       2,255
-----------------------------------------------------------------

 Transactions in the Class C units (in thousands) for the year ended November 30, 1995, were sales of 1,353 units; reinvested distributions of 7 units, and redemptions of 31 units, resulting in a net unit increase of 1,329 units, for the Equity Index Portfolio.
 Transactions in Class D units for the period ended November 30, 1995 were as follows:

                            Reinvested                 Net
                     Sales distributions Redemptions increase
-------------------------------------------------------------
                                  (in thousands)
Diversified Growth     17        --            3        14
Equity Index           58         1            1        58
Focused Growth         39        --           --        39
Small Company Index     3        --           --         3
-------------------------------------------------------------

 Transactions in Class D units for the period ended November 30, 1994 were as follows:

                             Reinvested                 Net
                      Sales distributions Redemptions increase
--------------------------------------------------------------
                                   (in thousands)
Diversified Growth       4        --           --         4
Equity Index             1        --           --         1
International Growth     2        --           --         2
--------------------------------------------------------------

The Benchmark Funds
Equity Portfolios
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Unitholders and Trustees of
The Benchmark Funds
Equity Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Balanced, Diversified Growth, Equity Index, Focused Growth, International Growth and Small Company Index Portfolios, comprising the Equity Portfolios of The Benchmark Funds, as of November 30, 1995, and the related statements of operations for the year then ended, and changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investments owned at November 30, 1995 by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Balanced, Diversified Growth, Equity Index, Focused Growth, International Growth and Small Company Index Portfolio, comprising the Equity Portfolios of The Benchmark Funds, at November 30, 1995, the results of their operations and the changes in their net assets and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

[SIGNATURE LOGO ERNST & YOUNG LLP]

Chicago, Illinois
January 16, 1996

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
William B. Jordan
Frederick T. Kelsey
Richard P. Strubel

Officers

Marcia L. Beck, President
Paul W. Klug, Jr., Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

Auditors

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107

 This Annual Report is
authorized for distribution to
prospective investors only
when preceded or accompanied
by a Prospectus which contains
facts concerning the
objectives and policies,
management, expenses and other
information.
The
Benchmark
Funds
Equity
Portfolios



          Annual Report
          November 30, 1995

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK BOND PORTFOLIO

The precipitous decline in interest rates over the past year led to outstanding portfolio returns. Slower economic growth in early 1995 caught most investors off guard and set the stage for a strong rally. Low inflation and the federal government's move toward fiscal responsibility continued to propel the market throughout the year.
  Intermediate maturities saw the largest decline in yield, with decreases over 2%. The corporate bond sector was the period's best-performing sector, while the mortgage-backed securities sector suffered due to an increase in prepayment fears.
  The portfolio had a strong year relative to its benchmark index. Our securities selection, which emphasized positively convex putable corporates and deep discount CMOs, overcame a cautious interest rate posture, which hurt the portfolio early in the period. An overweighting in corporates added to performance at the sector level, while our yield curve positioning detracted from results.
  Looking forward, the portfolio is in a normal interest rate posture. We believe the slow-growth, low-inflation, fiscally-improving environment will remain for the near term, and this should continue to support bonds. Our yield curve posture is close to neutral, though we overweighted long maturities at the expense of 10-year maturities. We may shift to a position that will benefit from yield curve steepening when it appears that Federal Reserve easing is imminent. We recently reduced our non-Treasury exposure, but the portfolio remains underweighted in Treasuries. Insurance company surplus notes, perpetual floaters and holdover putable positions are our favorite corporate positions. Mortgages are historically attractive, and we may add pass-through exposure.

Mark Wirth, Portfolio Manager


                       COMPARISON OF CHANGE IN VALUE OF
                     $10,000 INVESTMENT IN BENCHMARK BOND
                       PORTFOLIO VS. THE LEHMAN BROTHERS
                        GOVERNMENT/CORPORATE BOND INDEX
--------------------------------------------------------------------------------
                              -.- Bond Portfolio
              - -.- - Lehman Brothers Government/Corporate Index
--------------------------------------------------------------------------------
                             [GRAPHS APPEAR HERE]

                                                          Lehman Brothers
                             Bond Portfolio          Government/Corporate Index
                             --------------------------------------------------
 1/11/93                        $10,000                      $10,000
11/30/93                         11,061                       11,052
11/30/94                         10,614                       10,640
11/30/95                         12,901                       12,586
           Past performance is not predictive of future performance.
                                                       Lehman Brothers
   Average Annual Total Returns                          Government/
        For Periods Ended             Class A             Corporate
        November 30, 1995:             Units             Bond Index
----------------------------------------------------------------------
One Year:                           21.55%               18.29%
----------------------------------------------------------------------
Since Commencement on 1/11/93:       9.22%                8.29%
----------------------------------------------------------------------

                             Bond Portfolio               Lehman Brothers
                             ---------------------------------------------
 7/3/95                         $10,000                      $10,000
11/30/95                         10,592                       10,491
           Past performance is not predictive of future performance.

                                                        Lehman Brothers
  Average Annual Total Returns                            Government/
        For Period Ended               Class C             Corporate
       November 30, 1995:               Units             Bond Index
-----------------------------------------------------------------------
Since Commencement on 7/3/95:         5.92%                4.91%
-----------------------------------------------------------------------
Average Annual Total Returns are not annualized for periods less than one year.

                             Bond Portfolio               Lehman Brothers
                             ---------------------------------------------
 9/14/94                        $10,000                      $10,000
11/30/94                          9,909                        9,919
11/30/95                         11,996                       11,733
           Past performance is not predictive of future performance.

                                                        Lehman Brothers
   Average Annual Total Returns                           Government/
        For Periods Ended             Class D             Corporate
        November 30, 1995:             Units             Bond Index
-----------------------------------------------------------------------
One Year:                             21.06%              18.29%
-----------------------------------------------------------------------
Since Commencement on 9/14/94:        16.17%              13.80%
-----------------------------------------------------------------------

Units of The Benchmark Funds are not bank deposits or obligations of, or guaranteed, endorsed or otherwise supported by The Northern Trust Company, its parent company or its affiliates, and are not federally insured or guaranteed by the U.S. Government, Federal Deposit Insurance Corporation, Federal Reserve Board, or any other governmental agency. Investment in the portfolios involves investment risks, including possible loss of principal amount invested.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

THE BENCHMARK INTERNATIONAL BOND PORTFOLIO

The weak global economy and muted inflationary pressures created a dramatic bond market rally worldwide, resulting in a healthy 18.20% return for the Class A units of the portfolio for the year ended November 30, 1995. This performance, though, lagged slightly behind that of the portfolio's benchmark index. This was due to the portfolio's defensive interest rate posture at the beginning of the fiscal year and overweight position in U.S. dollars, which hurt its performance during the first six months of 1995.
  The portfolio generally benefits from declining interest rates, a scenario we witnessed in 1995. In addition, since the portfolio is invested primarily in non-dollar currencies, it typically performs well when the U.S. dollar weakens. On the other hand, when the U.S. dollar is strong versus most global currencies, the portfolio's performance may suffer.
  In mid-year, we increased the portfolio's interest-rate sensitivity to align it more closely with its benchmark index, and we reduced the U.S. dollar's underweighting with respect to German currency. Additionally, we increased the underweighting in Japan.
  Going forward, we will emphasize the U.S. dollar block markets (United States, Canada and Australia) at the expense of the Japanese market. We also plan to invest in higher yielding European markets.


Mike Lannan, Portfolio Manager


                         COMPARISON OF CHANGE IN VALUE
                      OF $10,000 INVESTMENT IN BENCHMARK
                     INTERNATIONAL BOND PORTFOLIO VS. THE
                     J.P.MORGAN NON-U.S. GOVERNMENT BOND
                                     INDEX
--------------------------------------------------------------------------------
                       -.- International Bond Portfolio
              - -.- - J.P. Morgan Non-U.S. Government Bond Index
--------------------------------------------------------------------------------
                             [GRAPHS APPEAR HERE]


                             International Bond           J.P. Morgan
                             ------------------------------------------
 3/28/94                        $10,000                      $10,000
11/30/94                         10,403                       10,521
11/30/95                         12,296                       12,589
           Past performance is not predictive of future performance.


                                                         J.P. Morgan
   Average Annual Total Returns                          Non-U.S.
        For Periods Ended                Class A         Government
        November 30, 1995:                Units          Bond Index
---------------------------------------------------------------------
One Year:                                18.20%           19.66%
---------------------------------------------------------------------
Since Commencement on 3/28/94:           13.10%           14.69%
---------------------------------------------------------------------

                             Diversified Grow.               S&P 500
                             ------------------------------------------
11/22/95                        $10,000                      $10,000
11/30/95                          9,922                        9,912
           Past performance is not predictive of future performance.


                                                         J.P. Morgan
   Average Annual Total Returns                          Non-U.S.
        For Periods Ended                Class D         Government
        November 30, 1995:                Units          Bond Index
---------------------------------------------------------------------
Since Commencement on 11/22/95:          (0.78)%          (0.88)%
---------------------------------------------------------------------
Average Annual Total Returns are not annualized for periods less than one year.

--------------------------------------------------------------------------------

THE BENCHMARK SHORT DURATION PORTFOLIO

The dramatic decline in short-term interest rates had a great impact on the portfolio during the fiscal year ended November 30, 1995. The Lehman Brothers Short (1-3) Investment Grade Debt Index, with an average maturity significantly longer than what may be maintained by the portfolio, continued to outperform the portfolio during fiscal year 1995. The portfolio performed nearly as well as the 3 month LIBOR Index, and outperformed the 90-Day Treasury Bill Index, primarily because of the portfolio's positions in two-year Treasuries and asset-backed floating-rate securities. These investments provided the portfolio with a longer duration, which helped its performance as interest rates declined, as well as a yield advantage.
  We maintained a buy-and-hold strategy throughout the period. The portfolio's composition did not change much throughout the course of the fiscal year, but compared to the previous fiscal year its duration and average maturity were longer. This was due to a much more favorable interest-rate environment during fiscal year 1995.
  In our efforts to maintain portfolio liquidity, we employed a barbell maturity structure whereby we focused on the two-year section of the yield curve and LIBOR floating-rate notes. This strategy allowed us to maintain an average life of around half a year.
  Looking ahead to the next 12 months, we plan to maintain the same strategies. We believe the portfolio will continue to perform well as interest rates remain relatively low. We feel that the portfolio remains an attractive alternative for investors who want to keep their money in a short-term strategy for more than three to six months.


Jerry Pearson, Portfolio Manager



                       COMPARISON OF CHANGE IN VALUE OF
                    $10,000 INVESTMENT IN BENCHMARK SHORT
                        DURATION PORTFOLIO, THE LEHMAN
                    BROTHERS SHORT (1-3) INVESTMENT GRADE
                       DEBT INDEX AND THE 3 MONTH LIBOR
                                     INDEX

                             [GRAPH APPEARS HERE]

CLASS A UNITS   Short Duration   Lehman Brothers   3 Month LIBOR
-----------------------------------------------------------------
  6/2/93          $10,000          $10,000           $10,000
11/30/93           10,173           10,362            10,164
11/30/94           10,543           10,518            10,620
11/30/95           11,191           11,714            11,285
           Past performance is not predictive of future performance.

 Average Annual Total Returns
       For Periods Ended            Class A        Lehman        3 Month
      November 30, 1995:             Units        Brothers        LIBOR
------------------------------------------------------------------------
One Year:                           6.14%         11.37%         6.26%
------------------------------------------------------------------------
Since Commencement on 6/2/93:       4.60%          6.54%         4.96%
------------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE
THE BENCHMARK SHORT-INTERMEDIATE BOND PORTFOLIO

The precipitous decline in interest rates over the past year led to outstanding portfolio returns. Slower economic growth in early 1995 caught most investors off guard and set the stage for a strong rally. Low inflation and the federal government's move toward fiscal responsibility continued to propel the market throughout the year.
  Intermediate maturities saw the largest decline in yield, with decreases over 2%. The corporate bond sector was the period's best-performing sector, while the mortgage-backed securities sector suffered due to an increase in prepayment fears.
  The portfolio's performance lagged behind that of its benchmark somewhat, due to a defensive interest rate posture early in the year. In June, 1995 we adopted a more neutral interest rate posture, which moved the portfolio's duration in line with its benchmark. The portfolio was marginally overweighted in non-Treasuries for the period, which added to the portfolio's relative performance.
  Looking forward, the portfolio is in a normal posture with respect to interest rates. We believe the slow-growth, low inflation, fiscally improving environment will remain for the near term, and this should continue to support bonds. Our yield curve exposure is positioned to benefit from an expected steepening in short- to intermediate-term securities. We continue to maintain a slight overweighting in non-Treasuries, emphasizing mortgage-backed and asset-backed securities with stable average life.


Mark Wirth, Portfolio Manager



                       COMPARISON OF CHANGE IN VALUE OF
                    $10,000 INVESTMENT IN BENCHMARK SHORT-
                      INTERMEDIATE BOND PORTFOLIO VS. THE
                              MERRILL LYNCH 1-5
                          CORPORATE/GOVERNMENT INDEX
-----------------------------------------------------------------------------
                     -.- Short-Intermediate Bond Portfolio
             - -.- - Merrill Lynch 1-5 Corporate/Government Index
-----------------------------------------------------------------------------
                             [GRAPHS APPEAR HERE]

                   Short-Intermediate   Merrill Lynch 1-5
----------------------------------------------------------
 1/11/93               $10,000             $10,000
11/30/93                10,590              10,612
11/30/94                10,679              10,567
11/30/95                11,916              11,861
----------------------------------------------------------
Past Performance is not predictive of future performance.

                                                        Merrill Lynch
 Average Annual Total Returns                           1-5 Corporate/
      For Periods Ended                 Class A           Government
      November 30, 1995:                 Units            Bond Index
----------------------------------------------------------------------
One Year:                               11.58%              12.24%
----------------------------------------------------------------------
Since Commencement on 1/11/93:           6.26%               6.09%
----------------------------------------------------------------------

                   Short-Intermediate   Merrill Lynch 1-5
----------------------------------------------------------
 9/14/94               $10,000             $10,000
11/30/94                 9,962               9,928
11/30/95                11,067              11,143
----------------------------------------------------------
Past Performance is not predictive of future performance.

                                                        Merrill Lynch
 Average Annual Total Returns                           1-5 Corporate/
      For Periods Ended                 Class D           Government
      November 30, 1995:                 Units            Bond Index
----------------------------------------------------------------------
One Year:                               11.09%              12.24%
----------------------------------------------------------------------
Since Commencement on 9/14/94:           8.71%               9.34%
----------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BENCHMARK U.S. GOVERNMENT SECURITIES PORTFOLIO

While the portfolio is limited to investing in U.S. Treasury and government agency securities, we usually emphasize Treasuries because the incremental yield advantage of agencies typically does not compensate investors for the liquidity foregone relative to Treasuries.
  In particular, any additional yield obtained in government portfolios this year was inconsequential when coupled with the relative price gains or losses caused by being on the correct side of the interest rate forecast. Throughout the fiscal year ended November 30, 1995, rates declined between 2.0% and 2.25% in the two- to five-year sector of the market. This dramatic decline caused most bond portfolios to show overall returns that are more traditionally associated with equity products.
  The portfolio's slight underperformance relative to its benchmark index was due primarily to its shorter duration during the first quarter of 1995. With less interest rate sensitivity than the index, the portfolio did not benefit as much when rates declined. However, as the year progressed, we gradually increased the portfolio's duration to a neutral stance in the middle of the year and to a longer posture toward the end of the year. This greater interest rate sensitivity helped the portfolio's performance late in the fiscal year.
  Going forward, we plan to maintain the portfolio's modestly long duration, as we believe that a slowing economy and good news on the U.S. budget front may cause the Federal Reserve to lower short-term rates in early 1996. We will continue to monitor the agency/Treasury relative value tradeoff and add agency exposure where appropriate in order to add incremental yield.

Steve Schafer, Portfolio Manager

                       COMPARISON OF CHANGE IN VALUE OF
                        $10,000 INVESTMENT IN BENCHMARK
                     U.S. GOVERNMENT SECURITIES PORTFOLIO
                     VS. THE MERRILL LYNCH 1-5 GOVERNMENT
                                     INDEX

                             [GRAPHS APPEAR HERE]

                             U.S. Government               Merrill Lynch 1-5
CLASS A UNITS              Securities Portfolio             Government Index
                           --------------------------------------------------
  4/5/93                        $10,000                          $10,000
11/30/93                         10,300                           10,345
11/30/94                         10,241                           10,293
11/30/95                         11,386                           11,537

           Past performance is not predictive of future performance.

 Average Annual Total Returns                       Merrill Lynch
       For Periods Ended            Class A         1-5 Government
      November 30, 1995:             Units              Index
---------------------------------------------------------------------
 One Year:                          11.18%              12.08%
---------------------------------------------------------------------
 Since Commencement on 4/5/93:       5.01%               5.53%
---------------------------------------------------------------------

CLASS D UNITS                U.S. Government               Merrill Lynch 1-5
                           Securities Portfolio             Government Index
                           --------------------------------------------------
 9/15/94                        $10,000                          $10,000
11/30/94                          9,911                            9,913
11/30/95                         10,968                           11,110

           Past performance is not predictive of future performance.

   Average Annual Total Returns                         Merrill Lynch
        For Periods Ended             Class D           1-5 Government
        November 30, 1995:             Units                Index
-----------------------------------------------------------------------
One Year:                              10.66%               12.08%
-----------------------------------------------------------------------
Since Commencement on 9/15/94:          7.92%                9.09%
-----------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

THE BENCHMARK U.S. TREASURY INDEX PORTFOLIO

The Treasury market showed considerable strength during fiscal year 1995. As interest rates declined throughout the period, yields on Treasury securities fell and prices increased.
  In addition to the favorable interest rate environment, the Treasury market was positively influenced by weak inflation and a slow economy. Later in the year, optimism over a balanced budget contributed to the Treasury market's performance.
  As it is designed to do, the U.S. Treasury Index Portfolio performed in line with the Lehman Brothers Treasury Bond Index during the period from December 1, 1994, to November 30, 1995. We will continue to invest in securities represented by the Index in our effort to provide returns that closely approximate those of the Index.


Richard Steck, Portfolio Manager

                         COMPARISON OF CHANGE IN VALUE
                      OF $10,000 INVESTMENT IN BENCHMARK
                     U.S. TREASURY INDEX PORTFOLIO VS. THE
                      LEHMAN BROTHERS TREASURY BOND INDEX

                             [GRAPHS APPEAR HERE]

                               U.S. Treasury            Lehman Brothers
CLASS A UNITS                Index Portfolio          Treasury Bond Index
                             --------------------------------------------------
 1/11/93                        $10,000                      $10,000
11/30/93                         10,994                       11,019
11/30/94                         10,576                       10,625
11/30/95                         12,369                       12,473

           Past performance is not predictive of future performance.

 Average Annual Total Returns                            Lehman Brothers
      For Periods Ended              Class A              U.S. Treasury
      November 30, 1995:              Units                Bond Index
-------------------------------------------------------------------------
One Year:                            16.95%                  17.40%
-------------------------------------------------------------------------
Since Commencement on 1/11/93:        7.64%                   7.95%
-------------------------------------------------------------------------

                               U.S. Treasury            Lehman Brothers
CLASS D UNITS                Index Portfolio          Treasury Bond Index
                             --------------------------------------------------
 11/16/94                       $10,000                      $10,000
 11/30/94                        10,090                       10,100
 11/30/95                        11,712                       11,821

           Past performance is not predictive of future performance.

 Average Annual Total Returns                        Lehman Brothers
       For Periods Ended            Class D           U.S. Treasury
      November 30, 1995:             Units             Bond Index
---------------------------------------------------------------------
One Year:                           16.43%               17.40%
---------------------------------------------------------------------
Since Commencement on 11/16/94:     16.38%               17.48%
---------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

           Description
-----------------------------------------
 Principal            Maturity
  Amount         Rate Date          Value
-----------------------------------------
            BOND PORTFOLIO
 ASSET-BACKED SECURITIES--0.9%
 AUTOMOTIVE--0.8%
           General Motors
           Acceptance Corp.
           Class A, Series:
           1993-B
 $ 2,252     4.000%   09/15/98   $  2,224
 HOME EQUITY LOANS--0.1%
           U.S. Home Equity
           Loan, Class A,
           Series: 1991-2
     236     8.500%   04/15/21        240
-----------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $2,488)                  $  2,464
-----------------------------------------
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  4.8%
           Capstead Securities
           Corp.
           Class XII-B, Series:
           1992-XII
 $    64     8.325%   11/25/05   $     64
           Delta Funding Corp.,
           Interest Only
           Stripped Security,
           Class A-4, Series:
           1991-1*
   7,557     --       01/01/06        410
           DLJ Mortgage
           Acceptance Corp.
   7,760     7.250%   05/25/24      7,789
           DLJ Mortgage
           Acceptance Corp.,
           Adjustable Rate,
           Interest Only
           Stripped Security*
   26,842    --       11/25/25      2,776
           GE Capital Mortgage
           Services Inc.
           Class A-13, Series:
           1994-4
   4,637     4.583%   01/25/24      2,782
-----------------------------------------
 TOTAL COLLATERALIZED MORTGAGE
  OBLIGATIONS (Cost $13,526)     $ 13,821
-----------------------------------------
 CORPORATE AND GOVERNMENT BONDS--7.9%
 FINANCIAL--1.8%
           General Motors
           Acceptance Corp.
 $ 4,285     8.875%   06/01/10   $  5,182
 FOREIGN GOVERNMENT BONDS--1.9%
           Ferrovie Dello Stato
           (Italy)
   4,540     9.125%   07/06/09      5,417
 SUPRA-NATIONAL--4.2%
           African Development
           Bank
   4,200     6.875%   10/15/15      4,183
           International
           American Development
           Bank
     200     8.875%   06/01/09        251
   6,400     8.400%   09/01/09      7,751
                                 --------
                                   12,185
-----------------------------------------
 TOTAL CORPORATE AND GOVERNMENT
  BONDS (Cost $21,475)           $ 22,784
-----------------------------------------

           Description
----------------------------------------
 Principal           Maturity
  Amount        Rate Date          Value
----------------------------------------
 U.S. GOVERNMENT AGENCIES--
  22.5%
 COLLATERALIZED MORTGAGE OBLIGATIONS--
  22.5%
 FEDERAL HOME LOAN MORTGAGE CORP.
  MULTICLASS--0.0%
           Class 1392-S,
           Series: 1392
 $ 1,915      3.438% 09/15/18   $     63
 FEDERAL HOME LOAN MORTGAGE
  CORP. MULTICLASS
  INTEREST ONLY STRIPPED SECU-
  RITIES*--0.1%
           Class 204-E,
           Series: 204
      --     --      05/15/23        440
 FEDERAL HOME LOAN MORTGAGE
  CORP. MULTICLASS
  PRINCIPAL ONLY STRIPPED SE-
   CURITIES*--5.7%
           Class B, Series:
           G011
     912     --      04/25/23        597
           Class D, Series:
           1571
  13,511     --      08/15/23      8,882
           Class PD, Series:
           1750-C
  10,756     --      03/15/24      7,136
                                --------
                                  16,615
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  REMIC TRUST--5.6%
           Class SA, Series:
           1991-127
     795     11.257% 09/25/98        834
           Class 3-D, Series:
           1990-3
   2,031      8.500% 07/25/18      2,069
           Class C, Series:
           1991-140
   1,692      8.500% 05/25/20      1,696
           Class G, Series:
           1992-73
   7,500      7.500% 04/25/21      7,674
           Class SB, Series:
           1994-59
   6,364      2.484% 03/25/24      3,877
                                --------
                                  16,150
 FEDERAL NATIONAL MORTGAGE AS-
  SOCIATION REMIC TRUST
  INTEREST ONLY STRIPPED SECU-
  RITIES*--0.1%
           Class S, Series: G-
           12
      --     --      05/25/21        579

 FEDERAL NATIONAL MORTGAGE AS-
  SOCIATION REMIC TRUST PRIN-
  CIPAL ONLY STRIPPED SECURI-
  TIES*--11.0%
           Class B, Series:
           1993-161
   7,873     --      10/25/18      7,285
           Class C, Series:
           1989-16
     263     --      03/25/19        259
           Class D, Series:
           1993-132
   2,194     --      10/25/22      1,552

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

           Description
-------------------------------------------------
 Principal          Maturity
  Amount       Rate Date          Value
-------------------------------------------------
       BOND PORTFOLIO--CONTINUED
FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC TRUST
 PRINCIPAL ONLY STRIPPED SECURITIES*--CONTINUED
           Class B, Series:
           1993-146
 $ 7,780     --     05/25/23   $  7,288
           Class B, Series:
           1993-253
   8,575     --     02/25/23      7,518
           Class G, Series:
           1994-9
   3,126     --     11/25/23      2,902
           Class C, Series:
           1994-25
   6,612     --     11/25/23      4,742
                               --------
                                 31,546
-------------------------------------------------
 MORTGAGE-BACKED SECURITY--
  0.0%
 FEDERAL HOME LOAN MORTGAGE
  CORP.
 $     2     6.500% 06/01/04    $     2
-------------------------------------------------
 TOTAL U.S. GOVERNMENT AGEN-
  CIES
  (Cost $56,397)                $65,395
-------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--39.8%
 U.S. TREASURY NOTES--20.1%
 $ 1,825     7.375% 05/15/96   $  1,840
  11,485     7.625% 05/31/96     11,603
   4,495     7.875% 07/31/96      4,565
   7,000     7.250% 11/15/96      7,116
   7,310     6.750% 02/28/97      7,428
   6,600     6.750% 05/31/99      6,859
  18,145     6.875% 08/31/99     18,970
                               --------
                                 58,381
 U.S. TREASURY BONDS--19.7%
   5,090     9.375% 02/15/06      6,468
   1,000     8.000% 11/15/21      1,221
  27,500     7.125% 02/15/23     30,611
  15,845     7.625% 02/15/25     18,848
                               --------
                                 57,148
-------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLI-
  GATIONS
  (Cost $111,376)              $115,529
-------------------------------------------------
 FLOATING RATE BANK NOTES--
  12.6%
           Bergen Bank
 $ 8,745     6.000% 02/29/96   $  6,798
           Hong Kong and
           Shanghai Bank
   7,515     6.250% 02/23/96      5,952

           Description
---------------------------------------
 Principal          Maturity
  Amount       Rate Date          Value
---------------------------------------
           Lloyds Bank PLC
 $11,450     6.250% 06/13/96   $  9,504
           National Australia
           Bank
   3,150     6.150% 04/15/96      2,678
           National
           Westminster Bank
  13,800     6.000% 02/29/96     11,558
---------------------------------------
 TOTAL FLOATING RATE BANK
  NOTES
  (Cost $37,081)               $ 36,490
---------------------------------------
 EURODOLLAR TIME DEPOSIT--
  10.3%
           Landesbank,
           Hessenthuringen
           Girozentrale
 $30,023     5.938% 12/01/95   $ 30,023
---------------------------------------
 TOTAL EURODOLLAR TIME DE-
  POSIT
  (Cost $30,023)               $ 30,023
---------------------------------------
 TOTAL INVESTMENTS--98.8%
  (Cost $272,366)              $286,506
---------------------------------------
 Other assets, less
  liabilities--1.2%               3,619
---------------------------------------
 NET ASSETS--100.0%            $290,125
---------------------------------------
---------------------------------------

*At November 30, 1995, yields on these securities ranged from approximately 5.00% to 15.00%. Refer to notes to statements of investments for a discussion of stripped securities.


See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                   Description
------------------------------------------------
 Principal Amount/            Maturity
  Local Currency         Rate Date         Value
------------------------------------------------
     INTERNATIONAL BOND PORTFOLIO
 DEBT OBLIGATIONS--96.1%
 AUSTRALIAN DOLLAR--6.2%
                   Commonwealth of
                   Australia
     1,580           10.000%  10/15/02   $ 1,297
                   Province of
                   Queensland--Treasury
       950            8.000%  05/14/97       713
                                         -------
                                           2,010
 BELGIAN FRANC--1.9%
                   Kingdom of Belgium
    16,000           10.000%  08/02/00       637
 BRITISH POUND STERLING--10.0%
                   Abbey National PLC
       825            6.000%  08/10/99     1,215
                   Treasury of United
                   Kingdom
     1,295            8.000%  06/10/03     2,050
                                         -------
                                           3,265
 CANADIAN DOLLAR--8.2%
                   Dominion of Canada
     1,075            7.500%  12/01/03       810
                   Province of Ontario
     1,050            7.250%  09/27/05       749
                   Province of Quebec
     1,325           10.250%  10/15/01     1,105
                                         -------
                                           2,664
 DANISH KRONE--5.7%
                   Kingdom of Denmark
    10,100            8.000%  03/15/06     1,876
 FRENCH FRANC--9.2%
                   Electricite de
                   France
     6,200            8.600%  04/09/04     1,369
                   Republic of France
     3,000            8.500%  03/12/97       622
     4,600            8.250%  02/27/04     1,007
                                         -------
                                           2,998
 GERMAN MARK--18.2%
                   Federal Republic of
                   Germany
     3,025            7.500%  11/11/04     2,274

                   Description
------------------------------------------------
 Principal Amount/            Maturity
  Local Currency         Rate Date         Value
------------------------------------------------
                   LKB Global Bond
     1,500            6.000%  05/10/99   $ 1,079
                   Republic of Austria
     1,670            8.000%  01/30/02     1,280
                   Republic of Finland
     1,920            5.500%  02/09/01     1,331
                                         -------
                                           5,964
 ITALIAN LIRA--9.4%
                   Republic of Italy
 1,415,000            8.500%  04/01/99       830
 3,870,000            8.500%  08/01/99     2,248
                                         -------
                                           3,078
 JAPANESE YEN--15.9%
                   Asian Development
                   Bank
    90,000            5.000%  02/05/03     1,018
                   European Bank for
                   Reconstruction and
                   Development
    95,000            5.875%  11/26/99     1,098
                   International Bank
                   for
                   Reconstruction and
                   Development
   100,000            4.500%  03/20/03     1,117
                   Japan Development
                   Bank
   160,000            6.500%  09/20/01     1,957
                                         -------
                                           5,190
 NETHERLANDS GUILDER--3.6%
                   Kingdom of the
                   Netherlands
     1,675            8.500%  03/15/01     1,183
 SPANISH PESETA--4.1%
                   Kingdom of Spain
    35,000           11.450%  08/30/98       296
   120,000           11.300%  01/15/02     1,030
                                         -------
                                           1,326
 SWEDISH KRONA--3.7%
                   Kingdom of Sweden
     7,400           10.250%  05/05/03     1,222
------------------------------------------------
 TOTAL DEBT OBLIGATIONS
  (Cost $28,825)                         $31,413
------------------------------------------------


See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)

           Description
---------------------------------------
 Principal         Maturity
  Amount      Rate Date         Value
---------------------------------------
INTERNATIONAL BOND PORTFOLIO--CONTINUED
 EURODOLLAR TIME DEPOSIT--
  0.2%
 UNITED STATES DOLLAR
           Landesbank,
           Hessenthuringen
           Girozentrale
 $    58    5.938% 12/01/95   $    58
---------------------------------------
 TOTAL EURODOLLAR TIME DE-
  POSIT
  (Cost $58)                  $    58
---------------------------------------
 TOTAL INVESTMENTS--96.3%
  (Cost $28,883)              $31,471
---------------------------------------
 Other assets, less liabili-
  ties--3.7%                    1,211
---------------------------------------
 NET ASSETS--100.0%           $32,682
---------------------------------------
---------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------
 Principal          Maturity
  Amount       Rate Date         Value
--------------------------------------
       SHORT DURATION PORTFOLIO
 ASSET-BACKED SECURITIES--10.9%
           Bristol Oaks L.P.
           Receivables Master
           Trust, Series: 94-
           1A
 $1,944      6.464% 07/10/99   $ 1,944
           Wachovia Credit
           Card Master Trust,
           Series: 95-1A
  3,000      6.045% 03/15/03     2,994
--------------------------------------
 TOTAL ASSET-BACKED SECURITIES
  (Cost $4,942)                $ 4,938
--------------------------------------
 BANKERS ACCEPTANCES--4.4%
           NationsBank,
           Georgia
 $1,000      6.000% 12/11/95   $ 1,000
           NationsBank, Texas
  1,000      6.000% 12/11/95     1,000
--------------------------------------
 TOTAL BANKERS ACCEPTANCES
  (Cost $2,000)                $ 2,000
--------------------------------------
 COMMERCIAL PAPER--80.5%
           American Honda
           Finance Corp.
 $  500      5.789% 12/06/95   $   499
           American Telephone
           & Telegraph Co.
  1,000      5.790% 04/18/96       978
           BMW U.S. Capital
           Corp.
  1,000      5.732% 12/19/95       997
           Caterpillar
           Financial
           Australia Ltd.
  1,000      5.771% 12/04/95       999
           Central Hispano
           North American
           Capital Corp.
  1,000      5.732% 12/19/95       997
           Coca Cola
           Enterprises, Inc.
  1,000      5.736% 12/22/95       996
           Cooperative
           Association of
           Tractor Dealers
    625      5.868% 01/18/96       620
           Copley Financing
           Corp.
  1,000      5.841% 12/21/95       997
           Countrywide
           Funding Corp.
    593      5.915% 12/12/95       592
  1,000      5.841% 12/14/95       998
           CSW Credit, Inc.
  1,000      5.778% 02/14/96       988
           Equitable of Iowa
           Cos.
  1,000      5.875% 12/01/95     1,000
  1,000      5.858% 12/27/95       996

           Description
--------------------------------------
 Principal          Maturity
  Amount       Rate Date         Value
--------------------------------------
           Falcon Asset
           Securitization
           Corp.
 $  300      5.817% 12/05/95   $   300
           Ford Motor Credit
           Corp.
  1,000      5.730% 12/13/95       998
           GTE Finance Corp.
  2,000      5.838% 12/18/95     1,994
           ITT Corp.
  2,000      5.904% 12/01/95     2,000
           Kellogg Co.
  1,000      5.778% 12/29/95       995
           Merrill Lynch &
           Co.
  1,000      5.827% 01/30/96       990
  1,000      5.802% 03/01/96       985
           Nationwide Rural
           Utilities
           Cooperative
           Finance Corp.
    400      5.770% 12/20/95       399
           Orix America, Inc.
    480      5.877% 12/15/95       479
           PacifiCorp
    556      5.813% 12/01/95       556
           Philip Morris
           Cos., Inc.
    810      5.811% 12/11/95       809
           Quaker Oats Co.
  1,000      5.916% 12/14/95       998
           Renault Credit
           International
  1,000      5.805% 12/27/95       996
           Sears Roebuck
           Acceptance Corp.
  1,000      5.835% 12/07/95       999
           Spiegel Funding
           Corp.
  2,000      5.832% 12/11/95     1,996
           Spintab
           AB/Swedmortgage
  1,000      5.827% 04/17/96       978
           Kingdom of Sweden
    825      5.803% 03/25/96       810
           Thames Asset
           Global
           Securitization No.
           1, Inc.
    657      5.862% 12/12/95       656
           Tri-Lateral
           Capital (USA),
           Inc.
    572      6.167% 01/31/96       566
  1,000      6.091% 02/15/96       988
  1,000      6.093% 02/21/96       987
           U.S. West
           Communications,
           Inc.
    900      5.824% 12/13/95       898

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)
--------------------------------------------------------------------------------

           Description
---------------------------------------------------------
 Principal          Maturity
  Amount       Rate Date         Value
---------------------------------------------------------
                      SHORT DURATION PORTFOLIO--CONTINUED
 COMMERCIAL PAPER--CONTINUED
           WCP Funding Inc.
 $ 1,500     5.757% 12/06/95   $ 1,499
           Whirlpool
           Financial Corp.
   1,117     5.822% 12/20/95     1,113
           Woolwich Building
           Society
   1,000     5.804% 04/02/96       981
---------------------------------------------------------
 TOTAL COMMERCIAL PAPER
  (Cost $36,631)               $36,627
---------------------------------------------------------
 DOMESTIC TIME DEPOSITS--6.6%
           Dai-Ichi Kangyo
           Bank, New York
 $ 1,000     5.890% 12/18/95   $ 1,000
           Mitsubishi Bank
           Ltd, New York
   1,000     5.910% 12/29/95     1,000
           Monte Dei Paschi
           di Siena, New York
   1,000     5.800% 02/21/96     1,000
---------------------------------------------------------
 TOTAL DOMESTIC TIME DEPOSIT
  (Cost $3,000)                $ 3,000
---------------------------------------------------------
 EURODOLLAR TIME DEPOSITS--2.5%
           Bank of Tokyo,
           London
 $ 1,000     5.880% 12/29/95   $ 1,000
           Midland Bank PLC,
           Grand Cayman
    128      5.937% 12/01/95       128
---------------------------------------------------------
 TOTAL EURODOLLAR TIME DEPOSITS
  (Cost $1,128)                $ 1,128
---------------------------------------------------------
 FLOATING RATE NOTES--10.9%
           General Motors
           Acceptance Corp.
 $ 3,000     5.950% 11/07/97   $ 2,974
           International
           Lease Finance
           Corp.
   2,000     6.138% 07/15/99     2,000
---------------------------------------------------------
 TOTAL FLOATING RATE NOTES
  (Cost $4,996)                $ 4,974
---------------------------------------------------------
 U.S. GOVERNMENT OBLIGATION--11.1%
 U.S. TREASURY NOTE--11.1%
 $ 5,000     5.875% 08/15/98   $ 5,057
---------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATION
  (Cost $5,044)                $ 5,057
---------------------------------------------------------

           Description
-----------------------------------------------------------
 Principal                     Maturity
  Amount                  Rate Date                   Value
-----------------------------------------------------------
 REPURCHASE AGREEMENTS--44.0%
           SBC Capital Markets, Dated 11/30/95,
           Repurchase Price $10,002
           (Colld. by U.S. Government
           Securities)
 $10,000     5.930%            12/01/95             $10,000
           UBS Securities, Inc., Dated 11/30/95,
           Repurchase Price $10,002
           (Colld. by U.S. Government
           Securities)
  10,000     5.920%            12/01/95              10,000
-----------------------------------------------------------
 TOTAL REPURCHASE AGREEMENTS
  (Cost $20,000)                                    $20,000
-----------------------------------------------------------
 TOTAL INVESTMENTS--170.9%
  (Cost $77,741)                                    $77,724
-----------------------------------------------------------

Liabilities, less other assets--(70.9)%                                                   (32,251)
--------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                        $45,473
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

COMMERCIAL PAPER INDUSTRY CONCENTRATIONS:

                                                              Percentage
Industry                                                     of Net Assets
--------------------------------------------------------------------------
Asset-Backed Securities                                          11.8%
Communications                                                    8.5
Construction and Industrial Machines and Computer Equipment       2.2
Electronic and Other Electric Components                          2.4
Executive, Legislative and General Government                     1.8
Food and Kindred Products                                         9.8
Foreign Depository Institutions                                   5.4
Gas and Combined Utilities                                        1.2
General Merchandise Stores                                        2.2
Holding and Other Investment Companies                            4.3
Insurance Carriers                                               11.0
Nondepository Business Credit Institutions                        4.4
Nondepository Personal Credit Institutions                        3.5
Security and Commodity Broker/Dealers                             4.3
Transportation Equipment                                          7.7
--------------------------------------------------------------------------
Total                                                            80.5%
--------------------------------------------------------------------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
--------------------------------------
 Principal          Maturity
 Amount        Rate Date         Value
--------------------------------------
   SHORT-INTERMEDIATE BOND PORTFOLIO
ASSET-BACKED SECURITIES--11.6%
AUTOMOTIVE--11.6%
           General Motors
           Acceptance Corp.
           Grantor Trust
 $  188      5.550% 05/15/97   $   188
    477      4.750% 08/15/97       474
           Olympic Automobile
           Receivables Trust
  4,000      5.950% 11/15/99     4,014
  4,163      7.875% 07/15/01     4,292
           Premier Auto Trust
  4,974      4.750% 02/02/00     4,924
           Western Financial
           Automobile Loan
           Trust
    193      6.750% 01/01/97       193
  1,638      4.700% 01/01/98     1,621
  2,648      7.100% 01/01/00     2,680
--------------------------------------
 TOTAL ASSET-BACKED SECURI-
  TIES
  (Cost $18,367)               $18,386
--------------------------------------
 COLLATERALIZED MORTGAGE
  OBLIGATION--2.1%
           DLJ Mortgage
           Acceptance Corp.
 $3,337      7.250% 05/25/24   $ 3,349
--------------------------------------
 TOTAL COLLATERALIZED MORT-
  GAGE
  OBLIGATION (Cost $3,275)     $ 3,349
--------------------------------------
 CORPORATE OBLIGATIONS--7.0%
 BROKERAGE SERVICES--1.3%
           Salomon Brothers
           Inc. Medium Term
           Notes
 $2,000      5.700% 02/11/98   $ 1,969
 FINANCIAL--5.7%
           Associates Corp.
           of North America
  1,795      4.750% 08/01/96     1,782
           Greyhound
           Financial Corp.
  3,590      8.250% 03/11/97     3,686
           Transamerica
           Financial Group,
           Inc.
  3,565      8.550% 06/15/96     3,613
                               -------
                                 9,081
--------------------------------------
 TOTAL CORPORATE OBLIGATIONS
  (Cost $11,050)               $11,050
--------------------------------------

           Description
------------------------------------------------
 Principal              Maturity
 Amount            Rate Date               Value
------------------------------------------------
 U.S. GOVERNMENT AGENCIES--10.2%
 COLLATERALIZED MORTGAGE OBLIGATIONS--10.2%
 FEDERAL HOME LOAN MORTGAGE ASSOCIA-
  TION
  REMIC TRUST PRINCIPAL ONLY*--3.7%
           Class BA, Series: 1571
 $6,660      --         04/15/19          $5,992
 FEDERAL NATIONAL MORTGAGE ASSOCIATION
  REMIC TRUST PRINCIPAL ONLY*--6.5%
           Class A, Series: 1195-11
  6,000      --         01/25/24           4,309
           Class B, Series: 1993-161
  1,968      --         10/25/18           1,821
           Class B, Series: 1993-146
  1,300      --         05/25/23           1,218
           Class G, Series: 1994-9
  3,126      --         11/25/23           2,902
                                       ---------
                                          10,250
------------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $14,429)                         $16,242
------------------------------------------------
 U.S. GOVERNMENT OBLIGATIONS--63.8%
 U.S. TREASURY NOTES--63.8%
 $4,845      7.375%     05/15/96          $4,886
  1,750      7.250%     08/31/96           1,772
  7,325      7.250%     11/15/96           7,446
  9,565      6.750%     02/28/97           9,719
 12,000      5.125%     03/31/98          11,929
  8,000      5.375%     05/31/98           7,991
  2,000      5.125%     11/30/98           1,983
 42,600      6.750%     05/31/99          44,272
 10,675      6.875%     08/31/99          11,160
------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $99,589)                        $101,158
------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)
--------------------------------------------------------------------------------

           Description
---------------------------------------
 Principal          Maturity
 Amount        Rate Date          Value
---------------------------------------
 EURODOLLAR TIME DEPOSIT--
  4.8%
           Landesbank,
           Hessenthuringen
           Girozentrale
 $7,663      5.938% 12/01/95   $  7,663
---------------------------------------
 TOTAL EURODOLLAR TIME DE-
  POSIT
  (Cost $7,663)                $  7,663
---------------------------------------
 TOTAL INVESTMENTS--99.5%
  (Cost $154,373)              $157,848
---------------------------------------
 Other assets, less
  liabilities--0.5%                 843
---------------------------------------
 NET ASSETS--100.0%            $158,691
---------------------------------------
---------------------------------------

*At November 30, 1995, the yields on these securities ranged from 5.00% to 8.00%. Refer to notes to statements of investments for a discussion of stripped securities.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

           Description
----------------------------------------------
 Principal                  Maturity
 Amount                Rate Date        Value
----------------------------------------------
 U.S. GOVERNMENT SECURITIES PORTFOLIO
U.S. GOVERNMENT AGENCIES--11.7%
COLLATERALIZED MORTGAGE OBLIGATIONS--6.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION--2.5%
           Class F, Series: 1230
 $  700      6.500%         05/15/04   $  700
           Class F, Series: 1520
    750      5.650%         09/15/04      742
                                       ------
                                        1,442
FEDERAL NATIONAL MORTGAGE ASSOCIATION
REMIC TRUST--3.8%
           Class 14-F, Series: 1988-
           14
    452      9.200%         12/25/17      468
           Class E, Series: 1992-200
  1,000      6.250%         06/25/17      997
           Class A, Series: 1995-11*
    925      Principal Only 01/25/24      664
                                       ------
                                        2,129
MORTGAGE-BACKED SECURITIES--1.8%
FEDERAL HOME LOAN MORTGAGE ASSOCIATION--1.7%
           Pool #410092
    924      6.997%         11/01/24      941

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.1%
           Pool #155756
     13      8.500%         06/15/01       14
           Pool #688
     20     10.000%         12/20/01       21
           Pool #183678
     18      8.500%         05/15/02       19
                                       ------
                                           54

AGENCY OBLIGATIONS--3.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION--0.9%
    500      7.130%         06/30/05      509
TENNESSEE VALLEY AUTHORITY NOTE--2.7%
  1,500      6.235%         07/15/45    1,540
                                       ------
                                        2,049
----------------------------------------------
 TOTAL U.S. GOVERNMENT AGENCIES
  (Cost $6,455)                        $6,615
----------------------------------------------

                   Description
------------------------------------------------------
 Principal                          Maturity
 Amount                        Rate Date         Value
------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--83.5%
U.S. TREASURY NOTES--83.5%
 $14,150             6.750%         02/28/97   $14,378
  10,000             7.250%         02/15/98    10,373
   2,800             7.000%         04/15/99     2,929
   3,000             6.750%         05/31/99     3,118
  15,000             7.500%         10/31/99    16,029
     250             7.500%         11/15/01       274
------------------------------------------------------
 TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $46,711)                               $47,101
------------------------------------------------------
 SHORT TERM INVESTMENT--3.6%
                   Federal Home Loan Bank
                    Discount Note
 $2,015              5.790%         12/01/95   $ 2,015
------------------------------------------------------
 TOTAL SHORT TERM INVESTMENT
  (Cost $2,015)                                $ 2,015
------------------------------------------------------
 TOTAL INVESTMENTS--98.8%
  (Cost $55,181)                               $55,731
------------------------------------------------------

Other assets, less liabilities--1.2%                                       665
------------------------------------------------------------------------------
NET ASSETS--100.0%                                                     $56,396
------------------------------------------------------------------------------
------------------------------------------------------------------------------

*The yield on this security was 7.93% at November 30, 1995. Refer to notes to statements of investments for a discussion of stripped securities.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF INVESTMENTS
November 30, 1995
(All amounts in thousands)
--------------------------------------------------------------------------------

           Description
--------------------------------------
 Principal          Maturity
 Amount        Rate Date         Value
--------------------------------------
     U.S. TREASURY INDEX PORTFOLIO
 U.S. GOVERNMENT OBLIGA-
  TIONS--97.1%
 U.S. TREASURY NOTES--58.7%
 $1,800      6.875% 03/31/97   $ 1,834
  1,400      5.500% 07/31/97     1,403
  1,115      9.250% 08/15/98     1,221
  1,500      5.000% 01/31/99     1,479
  1,600      5.250% 02/28/99     1,602
    200      7.875% 11/15/99       217
  1,700      6.375% 01/15/00     1,752
  1,000      6.250% 02/15/03     1,033
                               -------
                                10,541
 U.S. TREASURY BONDS--33.2%
    435     13.875% 05/15/11       701
    660     14.000% 11/15/11     1,083
    590     13.250% 05/15/14       974
    535      7.250% 05/15/16       598
    900      8.125% 05/15/21     1,111
  1,500      6.250% 08/15/23     1,500
                               -------
                                 5,967
 U.S. TREASURY INTEREST ONLY STRIPPED
  SECURITIES*--5.2%
    530        --   05/15/97       491
    475        --   08/15/97       434
                               -------
                                   925
--------------------------------------
 TOTAL U.S. GOVERNMENT OBLI-
  GATIONS
  (Cost $16,637)               $17,433
--------------------------------------

           Description
--------------------------------------
 Principal          Maturity
 Amount        Rate Date         Value
--------------------------------------
 SHORT TERM INVESTMENT--1.6%
           Federal Home Loan
           Bank Discount Note
 $  290      5.790% 12/01/95   $   290
--------------------------------------
 TOTAL SHORT TERM INVESTMENT
  (Cost $290)                  $   290
--------------------------------------
 TOTAL INVESTMENTS--98.7%
  (Cost $16,927)               $17,723
--------------------------------------
 Other assets, less liabili-
  ties--1.3%                       237
--------------------------------------
 NET ASSETS--100.0%            $17,960
--------------------------------------
--------------------------------------

*At November 30, 1995, the yield on these securities was approximately 5.56%. Refer to notes to statements of investments for a discussion of stripped securities.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
NOTES TO STATEMENTS OF INVESTMENTS
November 30, 1995
--The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

--Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes or, for floating rate securities, the current reset rate.

--Stripped securities represent the right to receive either future interest payments (interest only stripped securities) or principal payments (principal only stripped securities). The value of variable rate interest only stripped securities varies directly with changes in interest rates, while the value of fixed rate interest only stripped securities and the value of principal only stripped securities varies inversely with changes in interest rates.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
November 30, 1995
(Amounts in thousands, except net asset value per unit)

                                                                Short-       U.S.      U.S.
                                     International   Short   Intermediate Government Treasury
                            Bond         Bond      Duration      Bond     Securities   Index
                          Portfolio    Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
----------------------------------------------------------------------------------------------
ASSETS:
Investments in securi-
ties, at cost             $272,366      $28,883     $57,741    $154,373    $55,181    $16,927
Repurchase agreements,
at cost                         --           --      20,000          --         --         --
----------------------------------------------------------------------------------------------
Investments in securi-
ties, at value            $286,506      $31,471     $57,724    $157,848    $55,731    $17,723
Repurchase agreements,
at value                        --           --      20,000          --         --         --
Cash                           229          100          --           2          3          6
Receivables:
 Interest                    3,013        1,014         234         903        651        227
 Foreign tax reclaims           --           62          --          --         --         --
 Fund units sold               679           --          --          15         --         --
 Administrator                   9            4          18           7          6          6
Deferred organization
costs, net                      29           54          49          29         31         28
Other assets                     6           11          10           4          1          1
----------------------------------------------------------------------------------------------
TOTAL ASSETS               290,471       32,716      78,035     158,808     56,423     17,991
----------------------------------------------------------------------------------------------
LIABILITIES:
Payable for:
 Fund units redeemed           243           --      31,500          46         --         17
 Investment securities
 purchased                      --           --         978          --         --         --
 Distributions to
 unitholders                    --           --          36          --         --         --
Accrued expenses:
 Advisory fees                  59           19          10          33         11          2
 Administration fees            24            3          16          13          4          2
 Custodian fees                  3            4          11           3          4          3
 Transfer agent fees             3           --           1           1          1         --
Other liabilities               14            8          10          21          7          7
----------------------------------------------------------------------------------------------
TOTAL LIABILITIES              346           34      32,562         117         27         31
----------------------------------------------------------------------------------------------
NET ASSETS                $290,125      $32,682     $45,473    $158,691    $56,396    $17,960
----------------------------------------------------------------------------------------------
ANALYSIS OF NET ASSETS:
Paid-in capital           $281,258      $30,112     $46,066    $155,142    $56,031    $18,233
Accumulated undistrib-
 uted net investment in-
 come                           --           36          35         206         75         21
Accumulated net realized
 gain (loss) on
 investments and foreign
 currency transactions      (5,273)         (43)       (611)       (132)      (260)    (1,090)
Net unrealized apprecia-
tion (depreciation) on
investments                 14,140        2,588         (17)      3,475        550        796
Net unrealized loss on
 translation of other
 assets and liabilities
 denominated in foreign
 currencies                     --          (11)         --          --         --         --
----------------------------------------------------------------------------------------------
NET ASSETS                $290,125      $32,682     $45,473    $158,691    $56,396    $17,960
----------------------------------------------------------------------------------------------
Total units outstanding
(no par value), unlim-
ited units authorized
 Class A                    13,661        1,503       4,554       7,655      2,805        851
 Class C                       177           --          --          --         --         --
 Class D                         6            1          --           1          3         14
----------------------------------------------------------------------------------------------
Net asset value, offer-
ing and redemption price
per unit
 Class A                  $  20.96      $ 21.74     $  9.99    $  20.73    $ 20.08    $ 20.78
 Class C                  $  20.96           --          --          --         --         --
 Class D                  $  20.94      $ 21.74          --    $  20.71    $ 20.04    $ 20.75
----------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 1995
(Amounts in thousands)

                                                               Short-       U.S.      U.S.
                                    International   Short   Intermediate Government Treasury
                            Bond        Bond      Duration      Bond     Securities   Index
                          Portfolio   Portfolio   Portfolio  Portfolio   Portfolio  Portfolio
---------------------------------------------------------------------------------------------
INTEREST INCOME:           $16,703     $2,206(a)   $4,377     $ 6,712      $1,800    $1,760
---------------------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees     1,592        289         290         732         187       131
Administration fees            499         80         181         283          78        82
Custodian fees                  35         47          48          25          24        23
Transfer agent fees             28          3           1          12           3         3
Registration fees               30         18          27          27          19        25
Professional fees               16          1          --           5           4         3
Trustee fees                     7          2          --           3           2         2
Amortization of deferred
 organization costs             13         16          20          13          13        13
Other                           15         17           9          15          11        11
---------------------------------------------------------------------------------------------
TOTAL EXPENSES               2,235        473         576       1,115         341       293
Less: Voluntary waivers
 of investment advisory
 and administration fees    (1,163)      (112)       (181)       (588)       (156)     (131)
Less: Expenses reimburs-
 able by Administrator        (113)       (53)       (214)        (87)        (73)      (77)
---------------------------------------------------------------------------------------------
Net expenses                   959        308         181         440         112        85
---------------------------------------------------------------------------------------------
NET INVESTMENT INCOME       15,744      1,898       4,196       6,272       1,688     1,675
Net realized gain (loss)
 on:
 Investments transac-
  tions                      1,622        708         (41)        735          60       823
 Foreign currency trans-
  actions                       --         23          --          --          --        --
Net change in unrealized
 appreciation on
 investments                34,676      2,711         161       6,055       1,548     3,234
Net change in unrealized
 loss on translation of
 other assets and lia-
 bilities denominated in
 foreign currencies             --        (11)         --          --          --        --
---------------------------------------------------------------------------------------------
NET INCREASE IN NET AS-
 SETS RESULTING FROM
 OPERATIONS                $52,042     $5,329      $4,316     $13,062      $3,296    $5,732
---------------------------------------------------------------------------------------------

(a) Net of $24 in non-reclaimable foreign withholding taxes.


See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended November 30, 1995 and 1994
(Amounts in thousands)

                                               Bond           International
                                            Portfolio        Bond Portfolio
                                        -------------------  ----------------
                                                                       1994
                                          1995      1994      1995      (a)
------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS:
 Net investment income                  $ 15,744  $  17,760  $ 1,898  $ 1,030
 Net realized gain (loss) on:
  Investments                              1,622     (7,342)     708       45
  Foreign currency transactions               --         --       23       33
 Net change in unrealized appreciation
  (depreciation) on investments           34,676    (20,257)   2,711     (123)
 Net change in unrealized loss on
  translations of other assets and
  liabilities denominated in foreign
  currencies                                  --         --      (11)      --
------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                52,042     (9,839)   5,329      985
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS A UNITHOLDERS
 FROM:
 Net investment income                   (15,211)   (18,190)  (2,605)  (1,139)
 Net realized gain on investment
  transactions                                --     (1,813)      --       --
 Return of capital                          (347)      (147)      --       --
------------------------------------------------------------------------------
Total distributions to Class A
 unitholders                             (15,558)   (20,150)  (2,605)  (1,139)
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS C UNITHOLDERS
 FROM:
 Net investment income                       (82)        --       --       --
 Return of capital                            (2)        --       --       --
------------------------------------------------------------------------------
Total distributions to Class C
 unitholders                                 (84)        --       --       --
------------------------------------------------------------------------------
DISTRIBUTIONS TO CLASS D UNITHOLDERS
 FROM:
 Net investment income                        (4)        --       --       --
------------------------------------------------------------------------------
Total distributions to Class D
 unitholders                                  (4)        --       --       --
------------------------------------------------------------------------------
CLASS A UNIT TRANSACTIONS:
 Proceeds from the sale of units          65,433    140,320    6,142   27,325
 Reinvested distributions                 13,688     18,951    2,073    1,009
 Cost of units redeemed                  (86,462)  (117,004)  (5,213)  (1,233)
------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from Class A unit
 transactions                             (7,341)    42,267    3,002   27,101
------------------------------------------------------------------------------
CLASS C UNIT TRANSACTIONS:
 Proceeds from the sale of units           4,059         --       --       --
 Reinvested distributions                     84         --       --       --
 Cost of units redeemed                     (574)        --       --       --
------------------------------------------------------------------------------
Net increase in net assets resulting
 from Class C unit transactions            3,569         --       --       --
------------------------------------------------------------------------------
CLASS D UNIT TRANSACTIONS:
 Proceeds from the sale of units             100         16        9       --
 Reinvested distributions                      4         --       --       --
 Cost of units redeemed                       (9)        --       --       --
------------------------------------------------------------------------------
Net increase in net assets resulting
 from Class D unit transactions               95         16        9       --
------------------------------------------------------------------------------
Net increase (decrease)                   32,719     12,294    5,735   26,947
Net assets--beginning of period          257,406    245,112   26,947       --
------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD               $290,125  $ 257,406  $32,682  $26,947
------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME:    $     --  $      --  $    36  $    36
------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

  Short Duration      Short-Intermediate       U.S. Government        U.S. Treasury
    Portfolio           Bond Portfolio      Securities Portfolio     Index Portfolio
--------------------  --------------------  ----------------------  ------------------
  1995       1994       1995       1994        1995        1994       1995      1994
---------------------------------------------------------------------------------------
$  4,196   $   6,043  $   6,272  $   5,035  $    1,688  $    1,254  $  1,675  $  3,128
     (41)       (570)       735       (820)         60        (294)      823    (1,913)
      --          --         --         --          --          --        --        --
     161         (61)     6,055     (3,349)      1,548      (1,070)    3,234    (3,810)
      --          --         --         --          --          --        --        --
---------------------------------------------------------------------------------------
   4,316       5,412     13,062        866       3,296        (110)    5,732    (2,595)
---------------------------------------------------------------------------------------
  (4,196)     (6,008)    (6,177)    (5,036)     (1,644)     (1,251)   (1,700)   (3,160)
      --         (86)        --         --          --          --        --    (1,248)
      --          --         --         --          --          --        --        --
---------------------------------------------------------------------------------------
  (4,196)     (6,094)    (6,177)    (5,036)     (1,644)     (1,251)   (1,700)   (4,408)
---------------------------------------------------------------------------------------
      --          --         --         --          --          --        --        --
      --          --         --         --          --          --        --        --
---------------------------------------------------------------------------------------
      --          --         --         --          --          --        --        --
---------------------------------------------------------------------------------------
      --          --         (1)        --          (2)         --        (4)       --
---------------------------------------------------------------------------------------
      --          --         (1)        --          (2)         --        (4)       --
---------------------------------------------------------------------------------------
  48,728      55,756     84,233     28,699      58,790      16,317    14,609     4,736
   3,722       5,376      5,697      4,611       1,508       1,165     1,392     3,934
 (96,900)   (157,412)   (34,345)   (40,481)    (30,910)    (23,308)  (39,656)  (35,818)
---------------------------------------------------------------------------------------
 (44,450)    (96,280)    55,585     (7,171)     29,388      (5,826)  (23,655)  (27,148)
---------------------------------------------------------------------------------------
      --          --         --         --          --          --        --        --
      --          --         --         --          --          --        --        --
      --          --         --         --          --          --        --        --
---------------------------------------------------------------------------------------
      --          --         --         --          --          --        --        --
---------------------------------------------------------------------------------------
      --          --         12          1          55          14       281        --
      --          --         --         --           2          --         4        --
      --          --         --         --          (5)         --        (3)       --
---------------------------------------------------------------------------------------
      --          --         12          1          52          14       282        --
---------------------------------------------------------------------------------------
 (44,330)    (96,962)    62,481    (11,340)     31,090      (7,173)  (19,345)  (34,151)
  89,803     186,765     96,210    107,550      25,306      32,479    37,305    71,456
---------------------------------------------------------------------------------------
$ 45,473   $  89,803  $ 158,691  $  96,210  $   56,396  $   25,306  $ 17,960  $ 37,305
---------------------------------------------------------------------------------------
$     35   $      35  $     206  $     112  $       75  $       33  $     21  $     50
---------------------------------------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                            Bond Portfolio
                          --------------------------------------------------------  -----------------------
                                   Class A               Class C      Class D
                          -----------------------------  -------- ----------------
                            1995      1994     1993 (a)  1995 (b)  1995   1994 (c)
------------------------- --------  --------   --------  -------- ------  --------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $  18.29  $  20.70   $  20.00   $20.21  $18.29   $18.77
Income from investment
 operations:
 Net investment income        1.17      1.42       1.42     0.47    1.08     0.28
 Net realized and
  unrealized gain (loss)
  on investments              2.66     (2.21)      0.66     0.74    2.66    (0.48)
-----------------------------------------------------------------------------------------------------------
Total income (loss) from
 investment operations        3.83     (0.79)      2.08     1.21    3.74    (0.20)
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income       (1.14)    (1.46)     (1.38)   (0.45)  (1.09)   (0.28)
 Net realized gain on in-
  vestments                     --     (0.15)        --       --      --       --
 Return of capital           (0.02)    (0.01)        --    (0.01)     --       --
-----------------------------------------------------------------------------------------------------------
Total distributions to
 unitholders                 (1.16)    (1.62)     (1.38)   (0.46)  (1.09)   (0.28)
-----------------------------------------------------------------------------------------------------------
Net increase (decrease)       2.67     (2.41)      0.70     0.75    2.65    (0.48)
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $  20.96  $  18.29   $  20.70   $20.96  $20.94   $18.29
-----------------------------------------------------------------------------------------------------------
Total return (d)             21.55%    (4.04)%    10.61%    5.92%  21.06%   (0.91)%
Ratio to average net as-
 sets of: (e)
 Expenses, net of waivers
  and reimbursements          0.36%     0.36%      0.36%    0.60%   0.75%    0.75%
 Expenses, before waivers
  and reimbursements          0.84%     0.87%      0.92%    1.08%   1.23%    1.26%
 Net investment income,
  net of waivers and re-
  imbursements                5.94%     7.31%      7.84%    5.59%   5.48%    6.31%
 Net investment income,
  before waivers and re-
  imbursements                5.46%     6.80%      7.28%    5.11%   5.00%    5.80%
Portfolio turnover rate      74.19%   103.09%     89.06%   74.19%  74.19%  103.09%
Net assets at end of pe-
 riod (in thousands)      $286,301  $257,391   $245,112   $3,704  $  120   $   15
-----------------------------------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class C units were issued on July 3, 1995.
(c) Class D units were issued on September 14, 1994.
(d) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(e) Annualized for periods less than a full year.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                             International Bond
                                  Portfolio             Short Duration Portfolio
                          ---------------------------  ----------------------------
                              Class A        Class D            Class A
                          -----------------  --------  ----------------------------
                           1995    1994 (a)  1995 (b)    1995      1994    1993 (c)
------------------------  -------  --------  --------  --------  --------  --------
NET ASSET VALUE, BEGIN-
 NING OF PERIOD           $ 19.93  $ 20.00    $22.17   $   9.97  $  10.03  $  10.00
Income from investment
 operations:
 Net investment income       1.26     0.79      0.02       0.59      0.40      0.14
 Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency
  transactions               2.28     0.01     (0.08)      0.01     (0.05)     0.03
------------------------------------------------------------------------------------
Total income (loss) from
 investment operations       3.54     0.80     (0.06)      0.60      0.35      0.17
------------------------------------------------------------------------------------
DISTRIBUTIONS TO
 UNITHOLDERS FROM:
 Net investment income
  (d)                       (1.73)   (0.87)    (0.37)     (0.58)    (0.40)    (0.14)
 Net realized gain on
  investments                  --       --        --         --     (0.01)       --
------------------------------------------------------------------------------------
Total distributions to
 unitholders                (1.73)   (0.87)    (0.37)     (0.58)    (0.41)    (0.14)
------------------------------------------------------------------------------------
Net increase (decrease)      1.81    (0.07)    (0.43)      0.02     (0.06)     0.03
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 21.74  $ 19.93    $21.74   $   9.99  $   9.97  $  10.03
------------------------------------------------------------------------------------
Total return (e)            18.20%    4.03%    (0.78)%     6.14%     3.64%     1.73%
Ratio to average net as-
 sets of: (f)
 Expenses, net of waiv-
  ers and reimbursements     0.96%    0.96%     1.35%      0.25%     0.25%     0.32%
 Expenses, before waiv-
  ers and reimbursements     1.47%    1.49%     1.86%      0.80%     0.77%     0.50%
 Net investment income,
  net of waivers and re-
  imbursements               5.92%    5.93%     3.26%      5.80%     3.93%     3.00%
 Net investment income,
  before waivers and re-
  imbursements               5.41%    5.40%     2.75%      5.25%     3.41%     2.82%
Portfolio turnover rate     54.46%   88.65%    54.46%  1,272.21% 1,364.00%   434.32%
Net assets at end of pe-
 riod (in thousands)      $32,673  $26,947    $    9   $ 45,473  $ 89,803  $186,765
------------------------------------------------------------------------------------

(a) Commenced investment operations on March 28, 1994.
(b) Class D units were issued on November 22, 1995.
(c) Commenced investment operations on June 2, 1993.
(d) For the International Bond Portfolio, distributions to unitholders from net investment income include amounts relating to foreign currency transactions which are treated as ordinary income for Federal income tax purposes.
(e) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(f) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                     Short-Intermediate Bond Portfolio
                                 ---------------------------------------------
                                          Class A                 Class D
                                 ---------------------------  ----------------
                                   1995     1994    1993 (a)   1995   1994 (b)
-------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                          $  19.53  $ 20.33  $  20.00  $19.53   $19.80
Income from investment opera-
 tions:
 Net investment income               1.02     0.97      0.85    0.94     0.23
 Net realized and unrealized
  gain (loss) on investments         1.19    (0.80)     0.31    1.18    (0.27)
-------------------------------------------------------------------------------
Total income (loss) from in-
 vestment operations                 2.21     0.17      1.16    2.12    (0.04)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
 FROM:
 Net investment income              (1.01)   (0.97)    (0.83)  (0.94)   (0.23)
-------------------------------------------------------------------------------
Total distributions to
 unitholders                        (1.01)   (0.97)    (0.83)  (0.94)   (0.23)
-------------------------------------------------------------------------------
Net increase (decrease)              1.20    (0.80)     0.33    1.18    (0.27)
-------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD   $  20.73  $ 19.53  $  20.33  $20.71   $19.53
-------------------------------------------------------------------------------
Total return (c)                    11.58%    0.84%     5.90%  11.09%   (0.38)%
Ratio to average net assets of:
 (d)
 Expenses, net of waivers and
  reimbursements                     0.36%    0.36%     0.36%   0.75%    0.75%
 Expenses, before waivers and
  reimbursements                     0.91%    0.95%     1.00%   1.30%    1.34%
 Net investment income, net of
  waivers and reimbursements         5.14%    4.84%     4.79%   4.85%    4.42%
 Net investment income, before
  waivers and reimbursements         4.59%    4.25%     4.15%   4.30%    3.83%
Portfolio turnover rate             54.68%   48.67%    19.48%  54.68%   48.67%
Net assets at end of period (in
 thousands)                      $158,678  $96,209  $107,550  $   13   $    1
-------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 14, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                                      U.S. Government Securities Portfolio
                                     -------------------------------------------
                                             Class A                Class D
                                     --------------------------  ---------------
                                                         1993
                                      1995     1994       (a)     1995   1994(b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PE-
 RIOD                                $ 19.05  $ 20.07   $ 20.00  $19.05  $19.43
Income from investment operations:
 Net investment income                  1.05     0.91      0.55    0.96    0.22
 Net realized and unrealized gain
  (loss) on
  investments                           1.02    (1.02)     0.05    1.00   (0.38)
--------------------------------------------------------------------------------
Total income (loss) from investment
 operations                             2.07    (0.11)     0.60    1.96   (0.16)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS FROM:
 Net investment income                 (1.04)   (0.91)    (0.53)  (0.97)  (0.22)
--------------------------------------------------------------------------------
Total distributions to unitholders     (1.04)   (0.91)    (0.53)  (0.97)  (0.22)
--------------------------------------------------------------------------------
Net increase (decrease)                 1.03    (1.02)     0.07    0.99   (0.38)
--------------------------------------------------------------------------------
Net asset value, end of period       $ 20.08  $ 19.05   $ 20.07  $20.04  $19.05
--------------------------------------------------------------------------------
Total return (c)                       11.18%   (0.57)%    3.00%  10.66%  (.89)%
Ratio to average net assets of: (d)
 Expenses, net of waivers and reim-
  bursements                            0.36%    0.36%     0.43%   0.75%   0.75%
 Expenses, before waivers and
  reimbursements                        1.09%    1.12%     1.18%   1.48%   1.51%
 Net investment income, net of
  waivers and reimbursements            5.43%    4.62%     4.18%   5.08%   4.65%
 Net investment income, before
  waivers and reimbursements            4.70%    3.86%     3.43%   4.35%   3.89%
Portfolio turnover rate               141.14%   45.55%    20.59% 141.14%  45.55%
Net assets at end of period (in
 thousands)                          $56,329  $25,293   $32,479  $   67  $   13
--------------------------------------------------------------------------------

(a) Commenced investment operations on April 5, 1993.
(b) Class D units were issued on September 15, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.

See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
For the Years Ended November 30,

                                        U.S. Treasury Index Portfolio
                                   ---------------------------------------------
                                           Class A                  Class D
                                   ---------------------------  ----------------
                                    1995     1994     1993 (a)   1995   1994 (b)
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PE-
 RIOD                              $ 18.77  $ 21.05   $ 20.00   $18.77   $18.80
Income from investment opera-
tions:
 Net investment income                1.11     1.15      0.95     1.00     0.09
 Net realized and unrealized gain
  (loss) on investments               2.01    (1.93)     1.02     2.03    (0.03)
--------------------------------------------------------------------------------
Total income (loss) from invest-
ment operations                       3.12    (0.78)     1.97     3.03     0.06
--------------------------------------------------------------------------------
DISTRIBUTIONS TO UNITHOLDERS
FROM:
 Net investment income               (1.11)   (1.14)    (0.92)   (1.05)   (0.09)
 Net realized gain on investments       --    (0.36)       --       --       --
--------------------------------------------------------------------------------
Total distributions to
unitholders                          (1.11)   (1.50)    (0.92)   (1.05)   (0.09)
--------------------------------------------------------------------------------
Net increase (decrease)               2.01    (2.28)     1.05     1.98    (0.03)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD     $ 20.78  $ 18.77   $ 21.05   $20.75   $18.77
--------------------------------------------------------------------------------
Total return (c)                     16.95%   (3.80)%    9.94%   16.43%    0.58%
Ratio to average net assets of:
(d)
 Expenses, net of waivers and re-
  imbursements                        0.26%    0.26%     0.26%    0.65%    0.65%
 Expenses, before waivers and re-
  imbursements                        0.89%    0.79%     0.83%    1.28%    1.18%
 Net investment income, net of
  waivers and reimbursements          5.09%    5.60%     5.11%    5.41%    6.05%
 Net investment income, before
  waivers and reimbursements          4.46%    5.07%     4.54%    4.78%    5.52%
Portfolio turnover rate              80.36%   52.80%    77.75%   80.36%   52.80%
Net assets at end of period (in
thousands)                         $17,674  $37,305   $71,456   $  286   $   --
--------------------------------------------------------------------------------

(a) Commenced investment operations on January 11, 1993.
(b) Class D units were issued on September 16, 1994.
(c) Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at the net asset value at the end of the period. Total return is not annualized for periods less than one year.
(d) Annualized for periods less than a full year.


See accompanying notes to financial statements.

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
November 30, 1995

1. ORGANIZATION
The Benchmark Funds (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust includes sixteen portfolios, each with its own investment objective. The Northern Trust Company ("Northern") acts as the Trust's investment adviser, transfer agent, and custodian. Goldman, Sachs & Co. ("Goldman Sachs") acts as the Trust's administrator and distributor. Presented herein are the financial statements of the fixed income portfolios.
 The International Bond Portfolio commenced investment operations on March 28, 1994. All other fixed income portfolios commenced investment operations during the fiscal year ended November 30, 1993.
 The Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities, and U.S. Treasury Index Portfolios have four separate unit classes:
Class A, B, C and D. Each class is distinguished by the level of administrative support and transfer agent service provided. As of November 30, 1995, Class A, Class C and Class D units are outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed:

(a) Investment Valuation
Investments held by a portfolio are valued at the last quoted sale price on the exchange on which such securities are primarily traded, or if any securities are not traded on a valuation date, at the last quoted bid price. Securities which are traded in the over-the-counter markets are valued at the last quoted bid price. Any securities, including restricted securities, for which current quotations are not readily available are valued at fair value as determined in good faith by Northern under the supervision of the Board of Trustees ("Board"). Short-term investments are valued at amortized cost which Northern has determined, pursuant to Board authorization, approximates market value.

(b) Repurchase Agreements
During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern, as custodian for the Trust, at the Federal Reserve Bank of Chicago.

(c) Foreign Currency Translations
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions.
 The gains or losses on investments resulting from changes in foreign exchange rates are included with net realized and unrealized gain (loss) on investments.

(d) Investment Transactions and Investment Income
Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are calculated on the identified-cost basis. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.

(e) Forward Foreign Currency Exchange Contracts
The International Bond Portfolio is authorized to enter into forward foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific transactions or portfolio positions. The objective of the Portfolio's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1995
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Portfolio's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency contracts are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the financial statements. The portfolio records realized gains or losses when the forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.
 The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At November 30, 1995, there were no contracts outstanding.

(f) Federal Taxes
It is each portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its taxable income and capital gains to its unitholders. Therefore, no provision is made for federal taxes.
 At November 30, 1995, the Trust's most recent tax year end, the portfolios had approximately the following amounts of capital loss carryforwards for U.S. federal tax purposes:

                                Amount     Year(s) of Expiration
----------------------------------------------------------------
                            (in thousands)
Bond                            $5,273         2002 to 2003
International Bond                  39             2002
Short Duration                     610         2002 to 2003
Short-Intermediate Bond             26         2001 to 2002
U.S. Government Securities         248         2001 to 2003
U.S. Treasury Index              1,068             2002
----------------------------------------------------------------

 These amounts are available to be carried forward to offset future capital gains to the extent permitted by applicable laws or regulations.

(g) Deferred Organization Costs
Organization related costs are being amortized on a straight-line basis over five years.

(h) Expenses
Expenses arising in connection with a specific portfolio are allocated to that portfolio. Certain expenses arising in connection with a class of units are allocated to that class of units. Expenses incurred which do not specifically relate to an individual portfolio are allocated among the portfolios based on each portfolio's relative net assets.

(i) Distributions
Dividends from net investment income are declared and paid as follows:

                            Declared    Paid
-----------------------------------------------
Bond                        Monthly   Monthly
International Bond          Quarterly Quarterly
Short Duration              Daily     Monthly
Short-Intermediate Bond     Monthly   Monthly
U.S. Government Securities  Monthly   Monthly
U.S. Treasury Index         Monthly   Monthly
-----------------------------------------------

Each portfolio's net realized capital gains are distributed at least annually.
 Income dividends and capital gains distributions are determined in accordance with income tax regulations. Such amounts may differ from income and capital gains recorded in accordance with generally accepted accounting principles.

(j) Reclassifications
The Bond Portfolio reclassified approximately $447,000 from accumulated net realized gain (loss) on investment transactions to accumulated undistributed net investment income. The International Bond Portfolio reclassified approximately $684,000 from accumulated net realized

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (continued) gain (loss) on investment transactions, and $23,000 from net realized gain on foreign currency transactions, to accumulated undistributed net investment income. These reclassifications have no impact on the net asset value of the Portfolios and are designed to present the Portfolios' capital accounts on a tax basis. Certain reclassifications have been made to amounts recorded at November 30, 1994 to conform to the current financial statement presentation.

3. ADVISORY, TRANSFER AGENCY AND CUSTODIAN AGREEMENTS
The Trust has an investment advisory agreement with Northern whereby each portfolio pays Northern a fee, computed daily and payable monthly, based on a specified percentage of its average daily net assets. For the current fiscal year, Northern voluntarily agreed to waive a portion of the advisory fee for each portfolio. The annual advisory fees and waiver rates, expressed as a percentage of average daily net assets, and the amount of fees waived by Northern for the year ended November 30, 1995, are as follows:

                                           Net    Advisory
                         Advisory Less:  Advisory   Fees
                           Fee    Waiver   Fee     Waived
----------------------------------------------------------
Bond                       .60%    .35%    .25%   $929,000
International Bond         .90     .20     .70      64,000
Short Duration             .40     .25     .15     181,000
Short-Intermediate Bond    .60     .35     .25     427,000
U.S. Government
 Securities                .60     .35     .25     109,000
U.S. Treasury Index        .40     .25     .15      82,000
----------------------------------------------------------

 As compensation for the services rendered as transfer agent, including the assumption by Northern of the expenses related thereto, Northern receives a fee, computed daily and payable monthly, at an annual rate of .01%, .05%, .10%, and .15% of the average daily net asset value of the outstanding Class A, B, C and D units, respectively, for the Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios.
 As compensation for the services rendered as custodian for the portfolios, and for the services rendered as transfer agent for the Short Duration Portfolio, including the assumption by Northern of the expenses related thereto, Northern receives compensation based on a pre-determined schedule of charges approved by the Board.

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS
The Trust has an administration agreement with Goldman
Sachs whereby each portfolio pays the Administrator a fee, computed daily and payable monthly, based on the average net assets of each portfolio at the rates set forth below:

Average net assets                Rate
---------------------------------------
For the first $100,000,000        .250%
For the next $200,000,000         .150
For the next $450,000,000         .075
For net assets over $750,000,000  .050
---------------------------------------

 For the current fiscal year, Goldman Sachs voluntarily agreed to limit administration fees to .10% of average daily net assets for the Bond, International Bond, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios. In addition, Goldman Sachs agreed to waive a portion of its administrative fees should overall administration fees earned during the preceding year exceed certain specified levels. Furthermore, Goldman Sachs has agreed to reimburse each portfolio for certain expenses in the event that such expenses, as defined, exceed on an annualized basis .10% of its average daily net assets.
 A summary of the administration fees waived and expense reimbursements for the year ended November 30, 1995 are as follows:

                            Administration    Expense
                             Fees Waived   Reimbursements
---------------------------------------------------------
Bond                           $234,000       $113,000
International Bond               48,000         53,000
Short Duration                       --        214,000
Short-Intermediate Bond         161,000         87,000
U.S. Government Securities       47,000         73,000
U.S. Treasury Index              49,000         77,000
---------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--CONTINUED
November 30, 1995

4. ADMINISTRATION AND DISTRIBUTION AGREEMENTS (continued)
Goldman Sachs receives no compensation under the distribution agreement.

5. UNITHOLDER SERVICING PLAN
The Trust has adopted a Unitholder Servicing Plan pursuant to which the Trust may enter into agreements with institutions or other financial intermediaries under which they will render certain unitholder administrative support services for their customers or other investors who beneficially own Class B, C and D units. As compensation under the Unitholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to .10%,
 .15% and .25% of the average daily net asset value of the outstanding Class B, C and D units, respectively. These fees are included in other expenses on the Statements of Operations.

6. INVESTMENT TRANSACTIONS
Investment transactions for the year ended November 30, 1995 (excluding short-term investments) were as follows:

                                                  Proceeds
                                                 from sales   Proceeds
                                                     and     from sales
                           Purchases             maturities     and
                            of U.S.   Purchases    of U.S.   maturities
                          Government   of other  Government   of other
                          Obligations securities Obligations securities
-----------------------------------------------------------------------
                                    (in thousands)
Bond                       $145,997    $28,407    $127,830    $53,562
International
 Bond                         1,770     17,405       1,841     14,667
Short
 Duration                    53,966    106,029      52,357    102,115
Short-Intermediate Bond      90,283     17,137      28,658     29,730
U.S.
 Government Securities       68,902        608      42,163        --
U.S. Treasury
 Index                       25,644        --       48,538        --
-----------------------------------------------------------------------

 On November 30, 1995, the composition of unrealized appreciation
(depreciation) of investment securities based on the aggregate cost of investments for federal income tax purposes were as follows:

                                                                 Cost for
                                                                 Federal
                                                       Net        Income
                                                   Appreciation    Tax
                        Appreciation Depreciation (Depreciation) purposes
-------------------------------------------------------------------------
                                         (in thousands)
Bond                      $15,888       $1,748       $14,140     $272,366
International Bond          2,624           40         2,584       28,887
Short Duration                 19           36           (17)      77,741
Short-Intermediate
 Bond                       3,640          265         3,375      154,473
U.S.
 Government Securities        563           15           548       55,183
U.S. Treasury
 Index                        811           15           796       16,927
-------------------------------------------------------------------------

7. BANK LOANS
The Trust maintains a $5,000,000 revolving bank credit line and a $15,000,000 conditional revolving credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
 There were no borrowings under this arrangement during the year ended November 30, 1995.

--------------------------------------------------------------------------------
8. UNIT TRANSACTIONS
Transactions in Class A units for the year ended November 30, 1995 were as follows:

                                                   Net
                       Reinvested                increase
                Sales distributions Redemptions (decrease)
----------------------------------------------------------
                              (in thousands)
Bond            3,353      696         4,459        (410)
International
 Bond             297       97           243         151
Short Duration  4,868      388         9,707      (4,451)
Short-
 Intermediate
 Bond           4,158      285         1,714       2,729
U.S.
 Government
 Securities     2,965       77         1,564       1,478
U.S. Treasury
 Index            748       70         1,953      (1,135)
----------------------------------------------------------

 Transactions in Class A units for the year ended November 30, 1994 were as follows:

                                                   Net
                       Reinvested                increase
                Sales distributions Redemptions (decrease)
----------------------------------------------------------
                              (in thousands)
Bond            6,964      973         5,706       2,231
International
 Bond           1,363       51            62       1,352
Short Duration  5,569      537        15,730      (9,624)
Short-
 Intermediate
 Bond           1,433      232         2,029        (364)
U.S.
 Government
 Securities       829       60         1,180        (291)
U.S. Treasury
 Index            238      196         1,843      (1,409)
----------------------------------------------------------

 Transactions in Class C units (in thousands) for the period ended November 30, 1995, were sales of 201 units; reinvested distributions of 4 units, and redemptions of 28 units, resulting in a net unit increase of 177 units, for the Bond Portfolio.
 Transactions in Class D units for the period ended November 30, 1995 were as follows:

                           Reinvested                 Net
                    Sales distributions Redemptions increase
------------------------------------------------------------
                                 (in thousands)
Bond                   5       --           --          5
International Bond     1       --           --          1
U.S.
 Government
 Securities            3       --             1         2
U.S. Treasury
 Index                13       --           --         13
------------------------------------------------------------

 Transactions in Class D units for the period ended November 30, 1994 were as follows:

                      Reinvested                 Net
               Sales distributions Redemptions increase
-------------------------------------------------------
                            (in thousands)
Bond              1       --           --          1
Short-
 Intermediate
 Bond             1       --           --          1
U.S.
 Government
 Securities       1       --           --          1
U.S. Treasury
 Index            1       --           --          1
-------------------------------------------------------

The Benchmark Funds
Fixed Income Portfolios
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Unitholders and Trustees of
The Benchmark Funds
Fixed Income Portfolios

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Bond, International Bond, Short Duration, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios, comprising the Fixed Income Portfolios of The Benchmark Funds, as of November 30, 1995, and the related statements of operations for the year then ended and changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the investments owned at November 30, 1995 by physical examination of the securities held by the custodian and by correspondence with outside depositories and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Bond, International Bond, Short Duration, Short-Intermediate Bond, U.S. Government Securities and U.S. Treasury Index Portfolios, comprising the Fixed Income Portfolios of The Benchmark Funds, at November 30, 1995, the results of their operations and the changes in their net assets and financial highlights for the periods indicated therein, in conformity with generally accepted accounting principles.

[SIGNATURE LOGO ERNST & YOUNG LLP]

Chicago, Illinois
January 16, 1996

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

THE BENCHMARK FUNDS

Investment Adviser, Transfer Agent and Custodian

The Northern Trust Company
50 S. LaSalle Street
Chicago, IL 60675

Administrator and Distributor

Goldman, Sachs & Co.
4900 Sears Tower
Chicago, IL 60606

Trustees

William H. Springer, Chairman
Edward J. Condon, Jr.
John W. English
James J. Gavin, Jr.
William B. Jordan
Frederick T. Kelsey
Richard P. Strubel

Officers

Marcia L. Beck, President
Paul W. Klug, Jr., Vice President
John W. Mosior, Vice President
Nancy L. Mucker, Vice President
Pauline Taylor, Vice President
Scott M. Gilman, Treasurer
Michael J. Richman, Secretary
Howard B. Surloff, Assistant Secretary

Independent Auditors

Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Legal Counsel

Drinker Biddle & Reath
1345 Chestnut Street
Philadelphia, PA 19107

 This Annual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Prospectus which contains facts concerning the objectives and policies, management, expenses and other information.
The
Benchmark
Funds

Fixed
Income
Portfolios



                      Annual Report
                      November 30, 1995